Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	ABB LTD
Entity Central Index Key	0001091587
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,314,743,264
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales of products	$ 31,875	$ 26,291	$ 26,820
Sales of services	6,115	5,298	4,975
Total revenues	37,990	31,589	31,795
Cost of products	(22,649)	(18,607)	(19,057)
Cost of services	(3,907)	(3,453)	(3,413)
Total cost of sales	(26,556)	(22,060)	(22,470)
Gross profit	11,434	9,529	9,325
Selling, general and administrative expenses	(5,373)	(4,615)	(4,491)
Non-order related research and development expenses	(1,371)	(1,082)	(1,037)
Other income (expense), net	(23)	(14)	329
Earnings before interest and taxes	4,667	3,818	4,126
Interest and dividend income	90	95	121
Interest and other finance expense	(207)	(173)	(127)
Income from continuing operations before taxes	4,550	3,740	4,120
Provision for taxes	(1,244)	(1,018)	(1,001)
Income from continuing operations, net of tax	3,306	2,722	3,119
Income from discontinued operations, net of tax	9	10	17
Net income	3,315	2,732	3,136
Net income attributable to noncontrolling interests	(147)	(171)	(235)
Net income attributable to ABB	3,168	2,561	2,901
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Net income	$ 3,168	$ 2,561	$ 2,901
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.38	$ 1.12	$ 1.26
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.38	$ 1.11	$ 1.26
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,288	2,287	2,284
Diluted earnings per share attributable to ABB shareholders (in shares)	2,291	2,291	2,288

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and equivalents	$ 4,819	$ 5,897
Marketable securities and short-term investments	948	2,713
Receivables, net	10,773	9,970
Inventories, net	5,737	4,878
Prepaid expenses	227	193
Deferred taxes	932	896
Other current assets	351	801
Total current assets	23,787	25,348
Property, plant and equipment, net	4,922	4,356
Goodwill	7,269	4,085
Other intangible assets, net	2,253	701
Prepaid pension and other employee benefits	139	173
Investments in equity-accounted companies	156	19
Deferred taxes	318	846
Other non-current assets	804	767
Total assets	39,648	36,295
Accounts payable, trade	4,789	4,555
Billings in excess of sales	1,819	1,730
Employee and other payables	1,361	1,526
Short-term debt and current maturities of long-term debt	765	1,043
Advances from customers	1,757	1,764
Deferred taxes	305	357
Provisions for warranties	1,324	1,393
Provisions and other current liabilities	2,619	2,726
Accrued expenses	1,822	1,644
Total current liabilities	16,561	16,738
Long-term debt	3,231	1,139
Pension and other employee benefits	1,487	831
Deferred taxes	537	411
Other non-current liabilities	1,496	1,718
Total liabilities	23,312	20,837
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 and 2,308,782,064 issued shares at December 31, 2011 and 2010, respectively)	1,621	1,454
Retained earnings	16,988	15,389
Accumulated other comprehensive loss	(2,408)	(1,517)
Treasury stock, at cost (24,332,144 and 25,317,453 shares at December 31, 2011 and 2010, respectively)	(424)	(441)
Total ABB stockholders' equity	15,777	14,885
Noncontrolling interests	559	573
Total stockholders' equity	16,336	15,458
Total liabilities and stockholders' equity	$ 39,648	$ 36,295

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,308,782,064
Treasury stock, shares	24,332,144	25,317,453

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 3,315	$ 2,732	$ 3,136
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	995	702	655
Pension and other employee benefits	(49)	(51)	(28)
Deferred taxes	(34)	151	(56)
Net gain from sale of property, plant and equipment	(47)	(39)	(15)
Loss (income) from equity-accounted companies	(4)	(3)	2
Other	111	106	(6)
Changes in operating assets and liabilities:
Trade receivables, net	(731)	(407)	256
Inventories, net	(600)	(264)	1,130
Trade payables	213	678	(718)
Billings in excess of sales	150	89	295
Provisions, net	(391)	(69)	(241)
Advances from customers	47	(25)	(316)
Other assets and liabilities, net	637	597	(67)
Net cash provided by operating activities	3,612	4,197	4,027
Investing activities:
Purchases of marketable securities (available-for-sale)	(2,809)	(3,391)	(243)
Purchases of marketable securities (held-to-maturity)		(65)	(918)
Purchases of short-term investments	(142)	(2,165)	(3,824)
Purchases of property, plant and equipment and intangible assets	(1,021)	(840)	(967)
Acquisition of businesses (net of cash acquired) and changes in cost and equity investments	(4,020)	(1,313)	(161)
Proceeds from sales of marketable securities (available-for-sale)	3,717	807	79
Proceeds from maturity of marketable securities (available-for-sale)	483	531	855
Proceeds from maturity of marketable securities (held-to-maturity)		290	730
Proceeds from short-term investments	529	3,276	2,253
Proceeds from sales of property, plant and equipment	57	47	36
Proceeds from sales of businesses and equity-accounted companies (net of cash disposed)	8	83	16
Changes in financing and other non-current receivables, net	(55)	(7)	(28)
Net cash used in investing activities	(3,253)	(2,747)	(2,172)
Financing activities:
Net changes in debt with maturities of 90 days or less	450	52	(59)
Increase in debt	2,580	277	586
Repayment of debt	(2,576)	(497)	(705)
Issuance of shares	105	16	89
Transactions in treasury shares	5	(166)
Dividends paid	(1,569)
Dividends paid in the form of nominal value reduction		(1,112)	(1,027)
Acquisition of noncontrolling interests	(13)	(956)	(48)
Dividends paid to noncontrolling shareholders	(157)	(193)	(193)
Other	(33)	49	8
Net cash used in financing activities	(1,208)	(2,530)	(1,349)
Effects of exchange rate changes on cash and equivalents	(229)	(142)	214
Net change in cash and equivalents-continuing operations	(1,078)	(1,222)	720
Cash and equivalents, beginning of period	5,897	7,119	6,399
Cash and equivalents, end of period	4,819	5,897	7,119
Supplementary disclosure of cash flow information:
Interest paid	165	94	156
Taxes paid	$ 1,305	$ 884	$ 1,090

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gain (loss) on available-for-sale securities	Pension and other post-retirement plan adjustments	Unrealized gain (loss) on cash flow hedges derivatives	Treasury stock	Noncontrolling interests	Comprehensive Income
Balance at Dec. 31, 2008	$ 11,770	$ 11,158	$ 4,841	$ 9,927	$ (2,710)	$ (1,654)	$ 83	$ (978)	$ (161)	$ (900)	$ 612
Comprehensive income:
Net income	3,136	2,901		2,901							235	3,136
Foreign currency translation adjustments	610	598			598	598					12	610
Effect of change in fair value of available-for-sale securities (net of tax of $1, $(2) and $26 during the years 2011, 2010 and 2009, respectively)	(63)	(63)			(63)		(63)					(63)
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $154, $(25) and $3 during the years 2011, 2010 and 2009, respectively)	(92)	(90)			(90)			(90)			(2)	(92)
Change in derivatives qualifying as cash flow hedges (net of tax of $29, $(19) and $(54) during the years 2011, 2010 and 2009, respectively)	181	181			181				181			181
Total comprehensive income	3,772	3,527									245	3,772
Changes in noncontrolling interests	(29)	(49)	(49)								20
Dividends paid to noncontrolling shareholders	(194)										(194)
Dividends paid in the form of nominal value reduction	(1,024)	(1,024)	(1,024)
Treasury stock transactions			(3)							3
Share-based payment arrangements	66	66	66
Issuance of shares	90	90	90
Call options	22	22	22
Balance at Dec. 31, 2009	14,473	13,790	3,943	12,828	(2,084)	(1,056)	20	(1,068)	20	(897)	683
Comprehensive income:
Net income	2,732	2,561		2,561							171	2,732
Foreign currency translation adjustments	370	349			349	349					21	370
Effect of change in fair value of available-for-sale securities (net of tax of $1, $(2) and $26 during the years 2011, 2010 and 2009, respectively)	(2)	(2)			(2)		(2)					(2)
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $154, $(25) and $3 during the years 2011, 2010 and 2009, respectively)	145	148			148			148			(3)	145
Change in derivatives qualifying as cash flow hedges (net of tax of $29, $(19) and $(54) during the years 2011, 2010 and 2009, respectively)	72	72			72				72			72
Total comprehensive income	3,317	3,128									189
Changes in noncontrolling interests	(946)	(836)	(836)								(110)
Dividends paid to noncontrolling shareholders	(189)										(189)
Dividends paid in the form of nominal value reduction	(1,112)	(1,112)	(1,112)
Cancellation of shares repurchased under buyback program			(619)							619
Treasury stock transactions	(228)	(228)								(228)
Share-based payment arrangements	66	66	66
Issuance of shares	78	78	13							65
Call options	(1)	(1)	(1)
Balance at Dec. 31, 2010	15,458	14,885	1,454	15,389	(1,517)	(707)	18	(920)	92	(441)	573
Comprehensive income:
Net income	3,315	3,168		3,168							147	3,315
Foreign currency translation adjustments	(275)	(261)			(261)	(261)					(14)	(275)
Effect of change in fair value of available-for-sale securities (net of tax of $1, $(2) and $26 during the years 2011, 2010 and 2009, respectively)	2	2			2		2					2
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $154, $(25) and $3 during the years 2011, 2010 and 2009, respectively)	(549)	(552)			(552)			(552)			3	(549)
Change in derivatives qualifying as cash flow hedges (net of tax of $29, $(19) and $(54) during the years 2011, 2010 and 2009, respectively)	(80)	(80)			(80)				(80)			(80)
Total comprehensive income	2,413	2,277									136
Changes in noncontrolling interests	4	(3)	(3)								7
Dividends paid to noncontrolling shareholders	(157)										(157)
Dividends paid	(1,569)	(1,569)		(1,569)
Treasury stock transactions	5	5	(12)							17
Share-based payment arrangements	67	67	67
Issuance of shares	105	105	105
Call options	(9)	(9)	(9)
Replacement options issued in connection with acquisition	19	19	19
Balance at Dec. 31, 2011	$ 16,336	$ 15,777	$ 1,621	$ 16,988	$ (2,408)	$ (968)	$ 20	$ (1,472)	$ 12	$ (424)	$ 559

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity
Effect of change in fair value of available-for-sale securities, tax	$ 1	$ (2)	$ 26
Unrecognized income (expense) related to pensions and other postretirement plans, tax	154	(25)	3
Change in derivatives qualifying as cash flow hedges, tax	$ 29	$ (19)	$ (54)

The Company	12 Months Ended
Dec. 31, 2011
The Company
The Company

Note 1—The Company

        ABB Ltd and its subsidiaries (collectively, the Company) together form a leading global company in power and automation technologies that enable utility and industry customers to improve their performance while lowering environmental impact. The Company works with customers to engineer and install networks, facilities and plants with particular emphasis on enhancing efficiency, reliability and productivity for customers who generate, convert, transmit, distribute and consume energy.

        The Company has a global integrated risk management process. Once a year, the board of directors of ABB Ltd performs a risk assessment in accordance with the Company's risk management processes and discusses appropriate actions, if necessary.

Significant accounting policies	12 Months Ended
Dec. 31, 2011
Significant accounting policies
Significant accounting policies

Note 2—Significant accounting policies

        The following is a summary of significant accounting policies followed in the preparation of these Consolidated Financial Statements.

Basis of presentation

        The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ($ or USD) unless otherwise stated. The par value of capital stock is denominated in Swiss francs.

Scope of consolidation

        The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Reclassifications

        Certain amounts reported for prior years in the Consolidated Financial Statements and Notes have been reclassified to conform to the current year's presentation. These changes primarily relate to non-current assets, where the line "Financing receivables, net" has been included in "Other non-current assets" and the basis of presentation of segment results (see Note 22).

Operating cycle

        A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

  •
  assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

  •
  estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, regulatory and other proceedings,

  •
  assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

  •
  recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions),

  •
  growth rates, discount rates and other assumptions used in testing goodwill for impairment,

  •
  assumptions used in determining inventory obsolescence and net realizable value,

  •
  estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

  •
  growth rates, discount rates and other assumptions used to determine impairments of long-lived assets, and

  •
  assessment of the allowance for doubtful accounts.

        The actual results and outcomes may differ from the Company's estimates and assumptions.

Cash and equivalents

        Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

        Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt and equity securities not classified as held-to-maturity are classified as available-for-sale.

        Marketable debt and equity securities classified as available-for-sale at the time of purchase are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities, using the specific identification method.

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

        If the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Impairment charges relating to such credit losses are recognized in "Interest and other finance expense" while impairments related to all other factors are recognized in "Accumulated other comprehensive loss".

        In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term and whether the Company has the intent and ability to hold that equity security until such recovery occurs. If an other-than-temporary impairment is identified, the security is written down to its fair value through earnings.

        Marketable debt and equity securities are generally classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition. Any marketable securities held as a long-term investment rather than as an investment of excess liquidity, are classified as "Other non-current assets". Other-than-temporary impairments relating to these investments are reported in either "Other income (expense), net" for equity securities or "Interest and other finance expense" for debt securities.

Accounts receivable and allowance for doubtful accounts

        Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the credit quality of trade receivables with an original maturity greater than one year and financing receivables is presented in Notes 7 and 9.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

Concentrations of credit risk

        The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in Accounts receivable and allowance for doubtful accounts. Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most derivative counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

        The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. With regards to the sale of products, delivery is not considered to have occurred, and therefore no revenues are recognized, until the customer has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually-defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third-party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP). Subsequent to delivery of the products, the Company generally has no further contractual performance obligations that would preclude revenue recognition.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effects of such adjustments are reported in the current period.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a stand-alone service or as part of a service contract.

        Revenues for software license fees are recognized when persuasive evidence of a non-cancelable license agreement exists, delivery has occurred, the license fee is fixed or determinable, and collection is probable. In software arrangements that include rights to multiple software products and/or services, the total arrangement fee is allocated using the residual method. Under this method revenue is allocated to the undelivered elements based on vendor-specific objective evidence (VSOE) of the fair value of such undelivered elements and the residual amounts of revenue are allocated to the delivered elements. Elements included in multiple element arrangements may consist of software products, maintenance (which includes customer support services and unspecified upgrades), hosting, and consulting services. VSOE is based on the price generally charged when an element is sold separately or, in the case of an element not yet sold separately, the price established by management, if it is probable that the price, once established, will not change once the element is sold separately. If VSOE does not exist for an undelivered element, the total arrangement fee will be recognized as revenue over the life of the contract or upon delivery of the undelivered element.

        The Company offers multiple element arrangements to meet its customers' needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. If certain criteria are met, the Company allocates revenues to each delivery of product or performance of service based on the individual elements' relative fair value. A hierarchy of selling prices is used to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. The estimated selling price reflects the Company's best estimate of what the selling prices of elements would be if the elements were sold on a stand-alone basis. Revenue is allocated between the elements of an arrangement consideration at the inception of the arrangement. Such arrangements generally include industry-specific performance and termination provisions, such as in the event of substantial delays or non-delivery.

        Revenues are reported net of customer rebates and similar incentives. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes are presented on a net basis (excluded from revenues).

Contract loss provisions

        Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.

Shipping and handling costs

        Shipping and handling costs are recorded as a component of cost of sales.

Inventories

        Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Impairment of long-lived assets

        Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

        Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

  •
  factories and office buildings: 30 to 40 years,

  •
  other facilities: 15 years,

  •
  machinery and equipment: 3 to 15 years,

  •
  furniture and office equipment: 3 to 8 years,

  •
  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

        Goodwill is tested for impairment annually as of October 1 or more frequently if events or circumstances indicate that the carrying value may not be recoverable. The Company performs a two-step impairment test. In the first step, the Company compares the fair value of each reporting unit to its carrying value. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review, the reporting units were the same as the operating segments for Power Systems, Discrete Automation and Motion, and Low Voltage Products, while for the Power Products and Process Automation operating segments, the reporting units were determined to be one level below the operating segment. The Company determines the fair value of its reporting units based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit or its carrying amount is zero or negative and it is more likely than not that a goodwill impairment exists then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets' expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer-, technology- and marketing-related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value. If the unamortized cost of software to be sold exceeds its net realizable value, the Company records an impairment charge equal to the difference.

Derivative financial instruments and hedging activities

        The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item, primarily within "Net cash provided by operating activities".

Leases

        The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks

        The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

        The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

        The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. For financial statement purposes, the Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies on the basis of their technical merits, including relative tax law and Organisation for Economic Co-operation and Development (OECD) guidelines, as well as on items relating to potential audits by tax authorities based upon its evaluations of the facts and circumstances as of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development

        Research and development costs not related to specific customer orders are generally expensed as incurred.

Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and further discussion of the potentially dilutive securities in Note 18.

Share-based payment arrangements

        The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in income over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

        The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity, equity and interest rate derivatives, as well as available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as commodity futures, and certain government securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, certain government securities, corporate debt securities, interest rate swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps.
Level 3:	Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input).

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

        The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to taxes other than income tax, environmental, labor, product, regulatory and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirement provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

        The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

        The Company's various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the "Fair value measures" section above.

        See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations

        Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships, in-process research and development and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See the "Goodwill and other intangible assets" section above. Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Changes in valuation allowances on acquired deferred tax assets that occur after the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) are recognized in income. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

New accounting pronouncements

Applicable in current period

Fair value measurements

        As of January 1, 2011, the Company adopted an accounting standard update that requires additional disclosure for fair value measurements. The update requires disclosure, on a gross basis, about purchases, sales, issuances and settlements of Level 3 (significant unobservable inputs) instruments when reconciling the fair value measurements. The adoption of this update did not result in additional disclosures for 2011, as there were no significant financial assets and liabilities measured at fair value using Level 3 of the fair value hierarchy within the scope of this update.

Disclosures about the credit quality of financing receivables and the allowance for credit losses

        As of January 1, 2011, the Company adopted an accounting standard update that requires additional disclosures regarding the changes and reasons for those changes in the allowance for credit losses. See Note 7 for these disclosures.

Revenue recognition for multiple deliverable arrangements

        The Company adopted an accounting standard update on revenue recognition for multiple deliverable arrangements, for such arrangements entered into or materially modified by the Company on or after January 1, 2011. This update amends the criteria for allocating consideration in multiple-deliverable revenue arrangements. It establishes a hierarchy of selling prices to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. This update also:

  •
  eliminates the residual method for allocating revenue between the elements of an arrangement and requires that arrangement consideration be allocated at the inception of the arrangement, and

  •
  expands the disclosure requirements regarding a vendor's multiple-deliverable revenue arrangements.

        The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Revenue arrangements that include software elements

        The Company adopted an accounting standard update for certain revenue arrangements that include software elements, entered into or materially modified by the Company on or after January 1, 2011. This update amends the existing guidance on revenue arrangements that contain both hardware and software elements. This update modifies the existing rules to exclude from the software revenue guidance (i) non-software components of tangible products and (ii) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. Undelivered elements in the arrangement related to the non-software components also are excluded from this guidance. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Goodwill impairment test for reporting units with zero or negative carrying amounts

        As of January 1, 2011, the Company adopted an accounting standard update which clarifies that the Company is required to perform the second step of the goodwill impairment test (determining whether goodwill has been impaired and calculating the amount of the impairment) also for reporting units with zero or negative carrying amounts, if it is more likely than not that a goodwill impairment exists. In determining whether a goodwill impairment exists, the Company considers whether there are any adverse qualitative factors indicating such an impairment. A reporting unit is an operating segment or one level below an operating segment. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Disclosure of supplementary pro forma information for business combinations

        For business combinations entered into on or after January 1, 2011, that are material on an individual or aggregate basis, the Company has adopted an accounting standard update that clarifies the requirement regarding the disclosure of pro forma information for business combinations. Under the update, the Company is required to disclose pro forma revenues and earnings of the combined entity as though the business combination(s) had occurred as of the beginning of the comparable prior annual reporting period only. This update also expands the disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. See Note 3 for pro forma disclosures related to the acquisition of Baldor Electric Company (Baldor).

A creditor's determination of whether a restructuring is a troubled debt restructuring

        As of July 1, 2011, the Company adopted an accounting standard update that provides clarifying guidance regarding whether a restructuring of receivables constitutes a troubled debt restructuring and requires additional disclosures. The adoption of this update did not have a significant impact on the Consolidated Financial Statements.

Disclosures about an employer's participation in a multiemployer plan

        As of December 31, 2011, the Company adopted an accounting standard update that requires additional quantitative and qualitative disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans. The adoption of this update did not result in additional disclosures for 2011, as the Company's participation in multiemployer plans was not significant.

Applicable for future periods

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs

        In May 2011, an accounting standard update was issued that provides guidance that results in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. These amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this update are not intended to result in a change in the application of the requirements of U.S. GAAP. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This update is effective for the Company for periods beginning January 1, 2012. The Company does not believe that this update will have a significant impact on its Consolidated Financial Statements.

Presentation of comprehensive income

        In June 2011, an accounting standard update was issued regarding the presentation of comprehensive income. This was revised in a further update in December 2011. Under the updates, the Company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. These updates are effective for the Company for periods beginning January 1, 2012, and are applicable retrospectively. Upon adoption, the Company will present two separate but consecutive statements.

Testing goodwill for impairment

        In September 2011, an accounting standard update was issued regarding the testing of goodwill for impairment. Under the update, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The Company would not be required to calculate the fair value of a reporting unit unless it determines, based on the qualitative assessment, that it is more likely than not that the reporting unit's fair value is less than its carrying amount. The update includes examples of events and circumstances to be considered in conducting the qualitative assessment. This update is effective for the Company for periods beginning January 1, 2012. The Company does not believe that this update will have a significant impact on its Consolidated Financial Statements.

Disclosures about offsetting assets and liabilities

        In December 2011, an accounting standard update was issued regarding disclosures about amounts of financial and derivative instruments recognized in the statement of financial position that are either (i) offset or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset. The scope of the update includes derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This update is effective for the Company for annual and interim periods beginning January 1, 2013, and is applicable retrospectively. The Company is currently evaluating the impact of this additional disclosure requirement.

Acquisitions, increases in controlling interests and divestments	12 Months Ended
Dec. 31, 2011
Acquisitions, increases in controlling interests and divestments
Acquisitions, increases in controlling interests and divestments

Note 3—Acquisitions, increases in controlling interests and divestments

Acquisitions

        Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2011	2010	2009
Acquisitions (net of cash acquired)(1)	3,805	1,275	159
Aggregate excess of purchase price over fair value of net assets acquired(2)	3,261	1,091	147
Number of acquired businesses	10	9	8
(1)
Excluding changes in cost and equity investments but including, in 2011, $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date.

(2)
Recorded as goodwill (see Note 11).

        In the table above, the "Acquisitions" and "Aggregate excess of purchase price over fair value of net assets acquired" amounts for 2011 relate primarily to the acquisitions of Baldor and Mincom, while for 2010, these amounts relate primarily to the acquisition of Ventyx.

        Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company's Consolidated Financial Statements since the date of acquisition.

        On January 26, 2011, the Company acquired 83.25 percent of the outstanding shares of Baldor for $63.50 per share in cash. On January 27, 2011, the Company exercised its top-up option contained in the merger agreement, bringing its shareholding in Baldor to 91.6 percent, allowing the Company to complete a short-form merger under Missouri, United States, law. On the same date, the Company completed the purchase of the remaining 8.4 percent of outstanding shares. The resulting cash outflows for the Company amounted to $4,276 million, representing $2,966 million for the purchase of the shares, net of cash acquired, $70 million related to cash settlement of Baldor options held at acquisition date and $1,240 million for the repayment of debt assumed upon acquisition.

        Baldor markets, designs and manufactures industrial electric motors, mechanical power transmission products, drives and generators. The acquisition broadens the product offering of the Company's Discrete Automation and Motion operating segment, closing the gap in the Company's automation portfolio in North America by adding Baldor's NEMA (National Electrical Manufacturers Association) motors product line, as well as adding Baldor's growing mechanical power transmission business.

        While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

        The aggregate preliminary purchase consideration for business acquisitions in 2011, has been allocated as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Baldor(1)	Other(2)	Total	Baldor
Customer relationships	996	220	1,216	19 years
Technology	259	156	415	7 years
Trade name	121	32	153	10 years
Order backlog	15	36	51	2 months
Other intangible assets	15	3	18	5 years

Intangible assets	1,406	447	1,853	16 years
Fixed assets	382	40	422
Debt acquired	(1,241)	(202)	(1,443)
Deferred tax liabilities	(693)	(99)	(792)
Inventories	422	35	457
Other assets and liabilities, net(3)	51	(4)	47
Goodwill(4)	2,728	533	3,261

Total consideration (net of cash acquired)(5)	3,055	750	3,805

(1)
The allocation of the purchase consideration for the Baldor acquisition was finalized in February 2012.

(2)
The allocated amounts in Other primarily relate to the acquisitions of Mincom, Trasfor and Lorentzen & Wettre.

(3)
Gross receivables from the Baldor acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(4)
The goodwill related to Baldor is not deductible for income tax purposes. The Company does not expect the majority of the remaining goodwill recognized to be deductible for income tax purposes.

(5)
Cash acquired in the Baldor acquisition totaled $48 million. Additional consideration for the Baldor acquisition included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The Company's Consolidated Income Statement for 2011 includes total revenues of $1,950 million and net income (including acquisition-related charges) of $155 million in respect of Baldor since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Baldor for 2011 and 2010, as if Baldor had been acquired on January 1, 2010.

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the integration of Baldor. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        The unaudited pro forma results above include certain adjustments related to the Baldor acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the combined entity as if Baldor had been acquired on January 1, 2010.

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans adjustments	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Taxation adjustments	(65)	26
Other	—	(23)

Total pro forma adjustments	141	(78)

        On June 1, 2010, the Company acquired all of the shares of Ventyx Inc., Ventyx Software Inc. and Ventyx Dutch Holding B.V., representing substantially all of the revenues, assets and liabilities of the Ventyx group. Ventyx provides software solutions to global energy, utility, communications and other asset-intensive businesses and was integrated into the Power Systems segment.

        The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amount	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Increase in controlling interests in India

        In 2010, the Company increased its ownership interest in ABB Limited, India (its publicly-listed subsidiary in India) from approximately 52 percent to 75 percent. Cash paid in 2010, including transaction costs, amounted to $956 million. The offer of 900 rupees per share resulted in a charge to "Capital stock and additional paid-in capital" of $838 million, including expenses related to the transaction.

ABB to acquire Thomas & Betts Corporation

        On January 30, 2012, the Company announced that it had reached an agreement to acquire the Thomas & Betts Corporation. Thomas & Betts designs, manufactures and markets essential components used to manage the connection, distribution, transmission and reliability of electrical power in industrial, construction and utility applications. The anticipated cash outflows for the Company upon closing the transaction amount to approximately $3.9 billion, based on a purchase price of $72 per share for the acquisition of the outstanding shares. The transaction is subject to approval by Thomas & Betts shareholders as well as to customary regulatory approvals, and is expected to close by the middle of 2012.

Divestments

        The Company has divested businesses and investments not considered by management to be aligned with its focus on power and automation technologies, as described in Note 1. Since these divestments did not meet the requirements for classification as discontinued operations, the results of operations of these divested businesses are included in the Company's Consolidated Income Statements in the respective line items of income from continuing operations, through the date of divestment. The proceeds from sale and the corresponding net gains (losses) from such divestments were as follows:

($ in millions)	2011	2010	2009
Proceeds from divestments	8	83	16
Net gains (losses) recognized on divestments, included in "Other income (expense), net"	1	12	(1)

        Revenues and income from these businesses and investments were not significant in 2011, 2010 and 2009.

Cash and equivalents and marketable securities	12 Months Ended
Dec. 31, 2011
Cash and equivalents and marketable securities
Cash and equivalents and marketable securities

Note 4—Cash and equivalents and marketable securities

Current Assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

	December 31, 2010
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,851			1,851	1,851	—
Time deposits	4,044			4,044	3,665	379
Debt securities available-for-sale:
—U.S. government obligations	147	5	(1)	151	—	151
—Other government obligations	4	—	(1)	3	—	3
—Corporate	708	8	—	716	381	335
Equity securities available-for-sale	1,836	11	(2)	1,845	—	1,845

Total	8,590	24	(4)	8,610	5,897	2,713

Non-current assets

        In 2011, the Company purchased shares in a listed company and, as such, classified these as available-for-sale equity securities. The investment is recorded in "Other non-current assets". At December 31, 2011, an other-than-temporary impairment was recognized on these securities but was not significant.

        In addition, certain held-to-maturity marketable securities (pledged in respect of a certain non-current deposit liability) are recorded in "Other non-current assets". At December 31, 2011, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $92 million, $28 million and $120 million, respectively. At December 31, 2010, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $84 million, $19 million and $103 million, respectively. The maturity dates of these securities range from 2014 to 2021.

Gains, losses and contractual maturities

        The net unrealized holding gains on available-for-sale securities were $22 million, $20 million and $20 million in 2011, 2010 and 2009, respectively. Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were $8 million, $16 million and $8 million in 2011, 2010 and 2009, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were not significant in 2011 and 2010 and $35 million in 2009. Such gains and losses were included in "Interest and other finance expense".

        In 2011, an insignificant other-than-temporary impairment was recognized on available-for-sale equity securities. There were no other-than-temporary impairments in 2010 and 2009.

        At December 31, 2011, 2010 and 2009, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2011, 2010 and 2009.

        Contractual maturities of available-for-sale debt securities consisted of the following:

	December 31, 2011
	Available-for-sale
($ in millions)	Cost basis	Fair value
Less than one year	180	180
One to five years	799	808
Six to ten years	75	81

Total	1,054	1,069

        At December 31, 2011 and 2010, the Company pledged $90 million and $68 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.

Financial instruments	12 Months Ended
Dec. 31, 2011
Financial instruments
Financial instruments

Note 5—Financial instruments

        The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

        Due to the global nature of the Company's operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company's policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company's policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposure, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

        Various commodity products are used in the Company's manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company's policies require that the subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). In certain locations where the price of electricity is hedged, up to a maximum of 90 percent of the forecasted electricity needs, depending on the length of the forecasted exposures, are hedged. Swap and futures contracts are used to manage the associated price risks of commodities.

Interest rate risk

        The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with such debt. In addition, from time to time, the Company uses instruments such as interest rate swaps, bond futures or forward rate agreements to manage interest rate risk arising from the Company's balance sheet structure but does not designate such instruments as hedges.

Equity risk

        The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

        In general, while the Company's primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Volume of derivative activity

Foreign exchange and interest rate derivatives:

        The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2011	2010	2009
Foreign exchange contracts	16,503	16,971	14,446
Embedded foreign exchange derivatives	3,439	2,891	3,951
Interest rate contracts	5,535	2,357	2,860

Derivative commodity contracts:

        The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company's requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2011	2010	2009
Copper swaps	metric tonnes	38,414	20,977	22,002
Aluminum swaps	metric tonnes	5,068	3,050	2,193
Nickel swaps	metric tonnes	18	36	24
Lead swaps	metric tonnes	13,325	9,525	—
Zinc swaps	metric tonnes	125	—	—
Silver swaps	ounces	1,981,646	—	—
Electricity futures	megawatt hours	326,960	363,340	367,748
Crude oil swaps	barrels	113,397	121,979	154,632

Equity derivatives:

        At December 31, 2011, 2010 and 2009, the Company held 61 million, 58 million and 64 million cash-settled call options on ABB Ltd shares with a total fair value of $21 million, $45 million and $64 million, respectively.

Cash flow hedges

        As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in "Accumulated other comprehensive loss" and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

        At December 31, 2011, 2010 and 2009, "Accumulated other comprehensive loss" included net unrealized gains of $12 million, $92 million and $20 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2011, net gains of $8 million are expected to be reclassified to earnings in 2012. At December 31, 2011, the longest maturity of a derivative classified as a cash flow hedge was 74 months.

        In 2011, 2010 and 2009, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and recognized in earnings due to ineffectiveness in cash flow hedge relationships were not significant.

        The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on "Accumulated other comprehensive loss" and the Consolidated Income Statements were as follows:

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	11	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(17)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(21)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(27)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	107	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	9	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	112		29		3

2009
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	84	Total revenues	(91)	Total revenues	4
		Total cost of sales	4	Total cost of sales	—
Commodity contracts	31	Total cost of sales	(40)	Total cost of sales	2
Cash-settled call options	8	SG&A expenses(2)	(16)	SG&A expenses(2)	—

Total	123		(143)		6

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

        Derivative gains of $61 million and $19 million, both net of tax, were reclassified from "Accumulated other comprehensive loss" to earnings during 2011 and 2010, respectively. During 2009, derivative losses of $105 million, net of tax, were reclassified to earnings.

Fair value hedges

        To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in "Interest and other finance expense". Hedge ineffectiveness of instruments designated as fair value hedges in 2011, 2010 and 2009, was not significant.

        The effect of derivative instruments, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(24)		24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(12)		12

2009
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	41	Interest and other finance expense	(41)
Cross-currency swaps	Interest and other finance expense	3	Interest and other finance expense	(3)

Total		44		(44)

Derivatives not designated in hedge relationships

        Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

        Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

        The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships are included in the table below:

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2011	2010	2009
Foreign exchange contracts	Total revenues	(93)	436	389
	Total cost of sales	(25)	(263)	(264)
	Interest and other finance expense	265	563	70
Embedded foreign exchange contracts	Total revenues	(31)	(279)	(234)
	Total cost of sales	11	17	51
Commodity contracts	Total cost of sales	(59)	38	96
	Interest and other finance expense	1	—	—
Cross-currency swaps	Interest and other finance expense	—	—	2
Interest rate contracts	Interest and other finance expense	—	—	2
Cash-settled call options	Interest and other finance expense	(1)	(1)	1

Total		68	511	113

        The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61

	December 31, 2010
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	106	39	23	12
Commodity contracts	8	—	—	—
Interest rate contracts	14	50	—	—
Cash-settled call options	18	25	—	—

Total	146	114	23	12

Derivatives not designated as hedging instruments:
Foreign exchange contracts	435	62	140	14
Commodity contracts	42	2	7	—
Interest rate contracts	—	—	—	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	23	4	134	50

Total	500	70	281	65

Total fair value	646	184	304	77

        Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2011 and 2010, have been presented on a gross basis.

Fair values	12 Months Ended
Dec. 31, 2011
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The following tables show the fair value of financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	381	—	381
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,842	—	1,845
Debt securities—U.S. government obligations	151	—	—	151
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	335	—	335
Available-for-sale securities in "Other non-current assets" Equity securities	—	—	—	—
Derivative assets—current in "Other current assets"	12	634	—	646
Derivative assets—non-current in "Other non-current assets"	—	184	—	184

Total	169	3,376	—	3,545

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	297	—	304
Derivative liabilities—non-current in "Other non-current liabilities"	—	77	—	77

Total	7	374	—	381

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

  •
  Available-for-sale securities in "Cash and equivalents", "Marketable securities and short-term investments" and "Other non-current assets":  If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for non-performance risk. The inputs used in present value techniques are observable and fall into the Level 2 category. Where the Company has invested in shares of funds, which do not have readily determinable fair values, Net Asset Value (NAV) is used as a practical expedient of fair value (without any adjustment) as these funds invest in high-quality, short-term fixed income securities which are accounted for at fair value. As the Company has the ability to redeem its shares in such funds at NAV without any restrictions, notice period or further funding commitments, NAV is considered Level 2.

  •
  Derivatives:  The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        There were no significant non-recurring fair value measurements during 2011 and 2010.

Disclosure about financial instruments carried on a cost basis

Cash and equivalents, receivables, accounts payable, and short-term debt and current maturities of long-term debt:

        The carrying amounts approximate the fair values as the items are short-term in nature.

Marketable securities and short-term investments:

        Includes short-term time deposits whose carrying amounts approximate their fair values.

Other non-current assets:

        Includes financing receivables (including loans granted) carried at amortized cost, less an allowance for credit losses, if required. Fair values are determined using a discounted cash flow methodology based upon loan rates of similar instruments and reflecting appropriate adjustments for non-performance risk. The carrying values and estimated fair values of long-term loans granted and outstanding at December 31, 2011, were $52 million and $54 million, respectively, and at December 31, 2010, were $56 million and $58 million, respectively.

        Includes held-to-maturity marketable securities (described in Note 4) whose carrying values and estimated fair values at December 31, 2011, were $92 million and $120 million, respectively, and at December 31, 2010, were $84 million and $103 million, respectively.

Long-term debt excluding finance lease liabilities:

        Fair values of bond issues are determined using quoted market prices. The fair values of other debt are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk. The carrying value and estimated fair value of long-term debt, excluding finance lease liabilities, at December 31, 2011, were $3,151 million and $3,218 million, respectively, and at December 31, 2010, were $1,036 million and $1,098 million, respectively.

Receivables, net	12 Months Ended
Dec. 31, 2011
Receivables, net
Receivables, net

Note 7—Receivables, net

        "Receivables, net" consisted of the following:

	December 31,
($ in millions)	2011	2010
Trade receivables	7,750	7,155
Other receivables	764	776
Allowance	(227)	(215)

	8,287	7,716
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,503	3,151
Advance payments consumed	(1,017)	(897)

	2,486	2,254

Total	10,773	9,970

        "Trade receivables" in the table above includes contractual retention amounts billed to customers of $381 million and $411 million at December 31, 2011 and 2010, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2011, 73 percent and 23 percent are expected to be collected in 2012 and 2013, respectively. "Other receivables" in the table above consists of value added tax, claims, rental deposits and other non-trade receivables.

        "Costs and estimated profits in excess of billings" in the table above represents revenues earned and recognized for contracts under the percentage-of-completion or completed-contract method of accounting. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

        The reconciliation of changes in the allowance for doubtful accounts is as follows:

($ in millions)	2011	2010	2009
Balance at January 1,	215	312	232
Additions	157	119	195
Deductions	(131)	(216)	(119)
Exchange rate differences	(14)	—	4

Balance at December 31,	227	215	312

        At December 31, 2011, the gross amounts of, and doubtful debt allowance for, trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) were as follows:

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	252	108	360	154	82	236
—Collectively evaluated for impairment	282	129	411	391	71	462

Total	534	237	771	545	153	698

Doubtful debt allowance:
—From individual impairment evaluation	(41)	(5)	(46)	(27)	—	(27)
—From collective impairment evaluation	(9)	—	(9)	(10)	—	(10)

Total	(50)	(5)	(55)	(37)	—	(37)

Recorded net amount	484	232	716	508	153	661

        Changes in the doubtful debt allowance for trade receivables (excluding those with a contractual maturity of one year or less) in 2011 were as follows:

2011
($ in millions)
Trade receivables (excluding those with a contractual maturity of one year or less):
Balance at January 1,	37
Reversal of allowance	(13)
Additions to allowance	36
Amounts written off	(3)
Exchange rate differences	(7)

Balance at December 31,	50

        Changes in the doubtful debt allowance for "Other receivables" in 2011, were not significant.

        The Company has a group-wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category on a scale from "A" (lowest likelihood of loss) to "E" (highest likelihood of loss), as shown in the following table:

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

        Third-party agencies' ratings are considered, if available. For customers where agency ratings are not available, the customer's most recent financial statements, payment history and other relevant information are considered in the assignment to a risk category. Customers are assessed at least annually or more frequently when information on significant changes in the customers' financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

        The following table shows the credit risk profile, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) based on the internal credit risk categories which are used as a credit quality indicator:

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	251	196	447	219	125	344
B	134	18	152	199	5	204
C	122	20	142	87	12	99
D	22	1	23	37	2	39
E	5	2	7	3	9	12

Total gross amount	534	237	771	545	153	698

        The following table shows an aging analysis, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature):

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

	December 31, 2010
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2010(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	49	7	6	40	9	434	545
Other receivables	1	—	—	18	—	134	153

Total gross amount	50	7	6	58	9	568	698

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the long-term contract.

Inventories, net	12 Months Ended
Dec. 31, 2011
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2011	2010
Raw materials	2,345	1,988
Work in process	1,796	1,744
Finished goods	1,628	1,226
Advances to suppliers	253	219

	6,022	5,177
Advance payments consumed	(285)	(299)

Total	5,737	4,878

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $267 million and $290 million at December 31, 2011 and 2010, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.

Other non-current assets	12 Months Ended
Dec. 31, 2011
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

        "Other non-current assets" consisted of the following:

	December 31,
($ in millions)	2011	2010
Pledged financial assets	286	293
Shares and participations	143	58
Derivatives (including embedded derivatives) (see Note 5)	105	184
Restricted cash	103	54
Loans granted (see Note 6)	52	56
Other	115	122

Total	804	767

        The Company entered into tax-advantaged leasing transactions with U.S. investors prior to 1999. Cash deposits and held-to-maturity marketable securities (representing prepaid rents relating to these transactions) are reflected as "Pledged financial assets" in the table above, with an offsetting non-current deposit liability, which is included in "Other non-current liabilities" (see Note 13). Net gains on these transactions are being recognized over the lease terms, which expire by 2021.

        "Shares and participations" represents mainly non equity-accounted investments in companies. Such shares and participations are principally carried at cost or, where the investee is listed on a stock exchange, at fair value (see Note 4).

        "Restricted cash" in 2011 included cash set aside in a restricted bank account in connection with a capital reduction in two of the Company's subsidiaries in order to meet certain future obligations in existence as of the date of the capital reduction. As such obligations are met, the amount of the restricted cash will be correspondingly reduced. The remaining balance at December 31, 2011, as well as the balance at December 31, 2010, contained individually insignificant amounts of restricted cash.

        "Loans granted" in the table above primarily represents financing arrangements provided to customers (relating to products manufactured by the Company) and are reported in the balance sheet at outstanding principal amount less any write-offs or allowance for uncollectible loans. The Company determines the loan losses based on historical experience and ongoing credit evaluation of the borrower's financial position. At December 31, 2011 and 2010, the doubtful debt allowance on loans granted was not significant. The change in such allowance during 2011 was also not significant.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net.
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

        "Property, plant and equipment, net" consisted of the following:

	December 31,
($ in millions)	2011	2010
Land and buildings	3,648	3,440
Machinery and equipment	6,847	6,371
Construction in progress	548	447

	11,043	10,258
Accumulated depreciation	(6,121)	(5,902)

Total	4,922	4,356

        Assets under capital leases included in "Property, plant and equipment, net" were as follows:

	December 31,
($ in millions)	2011	2010
Land and buildings	80	105
Machinery and equipment	75	76

	155	181
Accumulated depreciation	(83)	(92)

Total	72	89

        In 2011, 2010 and 2009, depreciation expense, including depreciation of assets under capital leases, was $660 million, $545 million and $501 million, respectively.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
Goodwill and other intangible assets

Note 11—Goodwill and other intangible assets

        Changes in "Goodwill" were as follows:

($ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2010	619	429	564	379	1,011	42	3,044
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2010	619	429	564	379	1,011	24	3,026
Goodwill acquired during the year	6	973	—	37	75	—	1,091
Exchange rate differences	(3)	8	(17)	(17)	5	—	(24)
Other	(8)	1	—	—	(1)	—	(8)

Balance at December 31, 2010	614	1,411	547	399	1,090	24	4,085

Goodwill acquired during the year	109	321	2,765	16	50	—	3,261
Exchange rate differences	(11)	(24)	(19)	(8)	(10)	(2)	(74)
Other	—	(3)	—	—	—	—	(3)

Balance at December 31, 2011	712	1,705	3,293	407	1,130	22	7,269

        In 2011, goodwill acquired primarily included $2,728 million in respect of Baldor (allocated to the Discrete Automation and Motion segment) with the remainder representing goodwill in respect of Mincom (allocated to the Power Systems segment), Trasfor (allocated to the Power Products segment) and Lorentzen & Wettre (allocated to the Process Automation segment) as well as a number of smaller acquisitions and purchase accounting adjustments.

        In 2010, the goodwill acquired primarily related to Ventyx (allocated to the Power Systems segment), K-TEK Corp. (allocated to the Process Automation segment) and a number of smaller acquisitions and purchase accounting adjustments.

        Intangible assets other than goodwill consisted of the following:

	December 31, 2011			December 31, 2010
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	640	(483)	157	613	(441)	172
Capitalized software for sale	393	(295)	98	419	(285)	134
Intangibles other than software:
—Customer-related	1,499	(163)	1,336	315	(73)	242
—Technology-related	564	(123)	441	140	(52)	88
—Marketing-related	213	(32)	181	68	(15)	53
—Other	70	(30)	40	52	(40)	12

Total	3,379	(1,126)	2,253	1,607	(906)	701

        Additions to intangible assets other than goodwill consisted of the following:

($ in millions)	2011	2010
Capitalized software for internal use	74	41
Capitalized software for sale	—	128
Intangibles other than software	1,843	249

Total	1,917	418

        Included in the additions of $1,917 million and $418 million were the following intangible assets other than goodwill related to business combinations:

	2011		2010
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for internal use	15	5 years	—
Capitalized software for sale	—		128	5 years
Intangibles other than software	1,838	14 years	228	9 years

Total	1,853	14 years	356	8 years

        Amortization expense of intangible assets other than goodwill consisted of the following:

($ in millions)	2011	2010	2009
Capitalized software for internal use	87	75	76
Capitalized software for sale	48	32	25
Intangibles other than software	200	50	53

Total	335	157	154

        In 2011, 2010 and 2009, impairment charges on intangible assets other than goodwill were not significant.

        At December 31, 2011, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2012	322
2013	286
2014	242
2015	195
2016	174
Thereafter	1,034

Total	2,253

Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2011 and 2010, amounted to $3,996 million and $2,182 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
($ in millions)	2011	2010
Short-term debt (weighted-average interest rate of 3.4% and 6.2%)	689	124
Current maturities of long-term debt (weighted-average nominal interest rate of 4.6% and 6.4%)	76	919

Total	765	1,043

        Short-term debt primarily represented short-term loans from various banks, and at December 31, 2011, included commercial paper debt.

        At December 31, 2011 and 2010, the Company had in place three commercial paper programs: a $1 billion commercial paper program for the private placement of U.S. dollar-denominated commercial paper in the United States; a $1 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies and a 5 billion Swedish krona commercial paper program for the issuance of Swedish krona- and euro-denominated commercial paper. At December 31, 2011, $435 million was outstanding under the $1 billion program in the United States. No amounts were outstanding under any of these programs at December 31, 2010.

        In addition, the Company has a $2 billion multicurrency revolving credit facility, maturing in 2015. The facility is for general corporate purposes, including as a back-stop for the above-mentioned commercial paper programs. Interest costs on drawings under the facility are LIBOR, STIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of between 0.425 percent and 0.625 percent (depending on the Company's credit rating), while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which, given the Company's credit ratings at December 31, 2011, represents commitment fees of 0.166 percent per annum. Utilization fees, payable on drawings, amount to 0.15 percent per annum on drawings over one-third but less than or equal to two-thirds of the total facility, or 0.3 percent per annum on drawings over two-thirds of the total facility. No utilization fees are payable on drawings representing less than one-third of the total facility. No amount was drawn at December 31, 2011 and 2010. The facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

        In February 2012, the Company entered into a $4 billion credit agreement for an initial term of 364 days to provide bridge financing for the planned acquisition of Thomas & Betts Corporation (see Note 3). The Company may, under certain circumstances, twice extend amounts outstanding under the credit agreement, each time for a period of 180 days, in an amount of up to $1.5 billion. Interest costs on drawings under this credit agreement are LIBOR plus a margin of 0.75 percent per annum, increasing to a margin of 1.0 percent per annum six months from the date of acquiring Thomas & Betts, and further increasing by 0.25 percentage points every three months thereafter. Commitment fees (payable on the unused and uncanceled portion of the credit agreement) amount to 35 percent of the margin and shall accrue beginning April 1, 2012. In addition, if on December 31, 2012, the aggregate outstanding commitments available to the Company exceed $1.5 billion, the Company will pay a fee of 0.25 percent on those commitments. The credit agreement contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the credit agreement, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2011			2010
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	1,875	3.3%	1.6%	1,919	5.7%	3.2%
Fixed rate	1,432	3.7%	3.7%	139	5.6%	5.6%

	3,307			2,058
Current portion of long-term debt	(76)	4.6%	4.6%	(919)	6.4%	4.3%

Total	3,231			1,139

        At December 31, 2011, maturities of long-term debt were as follows:

($ in millions)
Due in 2012	76
Due in 2013	968
Due in 2014	14
Due in 2015	18
Due in 2016	1,149
Thereafter	1,082

Total	3,307

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2011			2010
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
6.5% EUR Instruments, due 2011			—	EUR	650	$882
4.625% EUR Instruments, due 2013	EUR	700	$910	EUR	700	$946
2.5% USD Notes, due 2016	USD	600	$596			—
1.25% CHF Bonds, due 2016	CHF	500	$535			—
4.0% USD Notes, due 2021	USD	650	$640			—
2.25% CHF Bonds, due 2021	CHF	350	$378			—

Total outstanding bonds			$3,059			$1,828

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

        The 4.625% EUR Instruments, due 2013, pay interest annually in arrear at a fixed annual rate of 4.625 percent. The Company has the option to redeem the bonds early at any time from June 6, 2010, in accordance with the terms of the bonds. In the event of a change of control, a bondholder can require the Company to repurchase or redeem the bonds, in accordance with the terms of the bonds. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became a floating rate euro obligation and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 2.5% USD Notes, due 2016, and the 4.0% USD Notes, due 2021, pay interest semi-annually in arrear, at fixed annual rates of 2.5 percent and 4.0 percent, respectively. The Company may redeem these bonds prior to maturity, at the greater of i) 100 percent of the principal amount of the bonds to be redeemed and ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the bond terms, plus interest accrued at the redemption date.

        The 1.25% CHF Bonds, due 2016, and the 2.25% Bonds, due 2021, pay interest annually in arrear, at fixed annual rates of 1.25 percent and 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        In January 2012, the Company issued bonds with an aggregate principal of CHF 350 million, due 2018, that pay interest annually in arrear at a fixed rate of 1.5 percent per annum. The Company recorded net proceeds of CHF 346 million (equivalent to approximately $370 million on date of settlement).

        The Company's bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2011 and 2010, are lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.

Provisions and other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2011
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities and other non-current liabilities

Note 13—Provisions and other current liabilities and other non-current liabilities

        "Provisions and other current liabilities" consisted of the following:

	December 31,
($ in millions)	2011	2010
Contract-related provisions	588	655
Current derivative liabilities (see Note 5)	431	304
Taxes payable	377	430
Restructuring and other related provisions	242	344
Provisions for contractual penalties and compliance and litigation matters	225	251
Provision for insurance related reserves	208	187
Income tax related liabilities	153	72
Pension and other employee benefits (see Note 17)	76	68
Environmental provisions (see Note 15)	22	161
Other	297	254

Total	2,619	2,726

        "Other non-current liabilities" consisted of the following:

	December 31,
($ in millions)	2011	2010
Income tax related liabilities	647	798
Non-current deposit liabilities (see Note 9)	286	293
Environmental provisions (see Note 15)	70	85
Non-current derivative liabilities (see Note 5)	61	77
Deferred income	56	59
Other	376	406

Total	1,496	1,718

Leases	12 Months Ended
Dec. 31, 2011
Leases
Leases

Note 14—Leases

        The Company's lease obligations primarily relate to real estate and office equipment. Rent expense was $601 million, $510 million and $509 million in 2011, 2010 and 2009, respectively. Sublease income received by the Company on leased assets was $41 million, $44 million and $52 million in 2011, 2010 and 2009, respectively.

        At December 31, 2011, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2012	477
2013	401
2014	340
2015	284
2016	244
Thereafter	340

2,086
Sublease income	(96)

Total	1,990

        At December 31, 2011, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2012	27
2013	24
2014	20
2015	15
2016	13
Thereafter	84

Total minimum lease payments	183
Less amount representing estimated executory costs included in total minimum lease payments	(2)

Net minimum lease payments	181
Less amount representing interest	(85)

Present value of minimum lease payments	96

        Minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Such minimum sublease rentals were not significant. The present value of minimum lease payments is presented in "Short-term debt and current maturities of long-term debt" or "Long-term debt" in the Consolidated Balance Sheets.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies.
Commitments and contingencies

Note 15—Commitments and contingencies

Contingencies—Environmental

        The Company is engaged in environmental clean-up activities at certain sites arising under various United States and other environmental protection laws and under certain agreements with third parties. In some cases, these environmental remediation actions are subject to legal proceedings, investigations or claims, and it is uncertain to what extent the Company is actually obligated to perform. Provisions for these unresolved matters have been set up if it is probable that the Company has incurred a liability and the amount of loss can be reasonably estimated. If a provision has been recognized for any of these matters the Company records an asset when it is probable that it will recover a portion of the costs expected to be incurred to settle them. Management is of the opinion, based upon information presently available, that the resolution of any such obligation and non-collection of recoverable costs would not have a further material adverse effect on the Company's consolidated financial statements.

Contingencies related to former Nuclear Technology business

        The Company retained liabilities for certain specific environmental remediation costs at two sites in the United States that were operated by its former subsidiary, ABB CE-Nuclear Power Inc., which the Company sold to British Nuclear Fuels PLC (BNFL) in 2000. Pursuant to the sale agreement with BNFL, the Company has retained the environmental liabilities associated with its Combustion Engineering Inc. subsidiary's Windsor, Connecticut, facility and agreed to reimburse BNFL for a share of the costs that BNFL incurs for environmental liabilities associated with its former Hematite, Missouri, facility. The primary environmental liabilities associated with these sites relate to the costs of remediating radiological and chemical contamination. Such costs are not incurred until a facility is taken out of use and generally are then incurred over a number of years. Although it is difficult to predict with accuracy the amount of time it may take to remediate this contamination, based on available information, the Company believes that it may take at least until late 2012 at the Windsor site. In February 2011, the Company and Westinghouse Electric Company LLC (BNFL's former subsidiary) agreed to settle and release the Company from its continuing environmental obligations under the sale agreement in respect of the Hematite site. Consequently, these obligations were reclassified in the December 31, 2010, Consolidated Balance Sheet to current liabilities and reduced to reflect the amount of the agreed settlement; the amount was paid by the Company in February 2011.

        During 2007, the Company reached an agreement with U.S. government agencies to transfer oversight of the remediation of the portion of the Windsor site under the U.S. Government's Formerly Utilized Sites Remedial Action Program from the U.S. Army Corps of Engineers to the Nuclear Regulatory Commission which has oversight responsibility for the remaining radiological areas of that site and the Company's radiological license for the site.

Contingencies related to other present and former facilities primarily in North America

        The Company is involved in the remediation of environmental contamination at present or former facilities, primarily in the United States. The clean up of these sites involves primarily soil and groundwater contamination. A significant portion of the provisions in respect of these contingencies reflects the provisions of acquired companies. A substantial portion of one of the acquired entities remediation liability is indemnified by a prior owner. Accordingly, an asset equal to that portion of the remediation liability is included in "Other non-current assets".

        The impact of the above Nuclear Technology and other environmental obligations on "Income from continuing operations, net of tax" was not significant in 2011, 2010 and 2009. The impact on "Income from discontinued operations, net of tax" was not significant in 2011 and 2009, and was an income of $29 million in 2010.

        The effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Statements of Cash Flows was as follows:

($ in millions)	2011	2010	2009
Cash expenditures:
Nuclear Technology business	145	20	11
Various businesses	4	6	18

	149	26	29

        The Company has estimated cash expenditures of $16 million for 2012. These expenditures are covered by provisions included in "Provisions and other current liabilities".

        The total effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Balance Sheets was as follows:

	December 31,
($ in millions)	2011	2010
Provision balance relating to:
Nuclear Technology business	24	181
Various businesses	68	65

	92	246

Environmental provisions included in:
Provisions and other current liabilities	22	161
Other non-current liabilities	70	85

	92	246

        Provisions for the above estimated losses have not been discounted as the timing of payments cannot be reasonably estimated.

Asbestos obligations

        The Company's Combustion Engineering Inc. subsidiary (CE) was a co-defendant in a large number of lawsuits claiming damage for personal injury resulting from exposure to asbestos. A smaller number of claims were also brought against the Company's former Lummus subsidiary as well as against other entities of the Company. Separate plans of reorganization for CE and Lummus, as amended, were filed under Chapter 11 of the U.S. Bankruptcy Code. The CE plan of reorganization and the Lummus plan of reorganization (collectively, the Plans) became effective on April 21, 2006 and August 31, 2006, respectively.

        Under the Plans, separate personal injury trusts were created and funded to settle future asbestos-related claims against CE and Lummus and on the respective Plan effective dates, channeling injunctions were issued pursuant to Section 524(g) of the U.S. Bankruptcy Code under which all present and future asbestos-related personal injury claims filed against the Company and its affiliates and certain other entities that relate to the operations of CE and Lummus are channeled to the CE Asbestos PI Trust or the Lummus Asbestos PI Trust, respectively.

        In December 2010, the Company made a payment of $25 million to the CE Asbestos PI Trust and thereby discharged its remaining payment obligations to the CE Asbestos PI Trust.

        The effect of asbestos obligations on the Company's Consolidated Balance Sheets at December 31, 2011 and 2010, and on the Company's Consolidated Income Statements in 2011, 2010 and 2009, was not significant.

        The effect of asbestos obligations on the Company's Consolidated Statements of Cash Flows was not significant in 2011 and 2009, and amounted to a cash outflow of $51 million in 2010.

Contingencies—Regulatory, Compliance and Legal

Gas Insulated Switchgear business

        In May 2004, the Company announced that it had undertaken an internal investigation which uncovered that certain of its employees together with employees of other companies active in the Gas Insulated Switchgear business were involved in anti-competitive practices. The Company has reported such practices upon identification to the appropriate antitrust authorities, including the European Commission. The European Commission announced its decision in January 2007 and granted the Company full immunity from fines assessed to the Company of euro 215 million under the European Commission's leniency program.

        The Company continues to cooperate with other antitrust authorities in several locations globally, including Brazil, which are investigating anti-competitive practices related to Gas Insulated Switchgear. At this stage of the proceedings, no reliable estimate of the amount or range of loss from potential fines, if any, can be made.

Power Transformers business

        In October 2009, the European Commission announced its decision regarding its investigation into alleged anti-competitive practices of certain manufacturers of power transformers. The European Commission fined the Company euro 33.75 million (equivalent to $49 million on date of payment).

        The German Antitrust Authority (Bundeskartellamt) and other antitrust authorities are also reviewing those alleged practices which relate to the German market and other markets. Management is cooperating fully with the authorities in their investigations. The Company anticipates that the German Antitrust Authority's review will result in an unfavorable outcome with respect to the alleged anti-competitive practices and expects that a fine will be imposed. At this stage of the proceedings with the other antitrust authorities, no reliable estimate of the amount or range of loss from potential fines, if any, can be made.

Cables business

        The Company's cables business is under investigation for alleged anti-competitive practices. Management is cooperating fully with the antitrust authorities, including the European Commission, in their investigations. In July 2011, the European Commission announced that it had issued its Statement of Objections in its investigation into alleged anti-competitive practices in the cables business. An informed judgment about the outcome of these investigations or the amount of potential loss or range of loss for the Company, if any, relating to these investigations cannot be made at this stage.

FACTS business

        In January 2010, the European Commission conducted raids at the premises of the Company's flexible alternating current transmission systems (FACTS) business in Sweden as part of its investigation into alleged anti-competitive practices of certain FACTS manufacturers. In the United States, the Department of Justice (DoJ) also conducted an investigation into this business. The Company has been informed that the European Commission and the DoJ have closed their investigations. No fines have been imposed on the Company.

        The Company's FACTS business remains under investigation in one other jurisdiction for anti-competitive practices. Management is cooperating fully with the antitrust authority in its investigation. An informed judgment about the outcome of that investigation or the amount of potential loss or range of loss for the Company, if any, relating to that investigation cannot be made at this stage.

Suspect payments

        In April 2005, the Company voluntarily disclosed to the DoJ and the United States Securities and Exchange Commission (SEC) certain suspect payments in its network management unit in the United States. Subsequently, the Company made additional voluntary disclosures to the DoJ and the SEC regarding suspect payments made by other Company subsidiaries in a number of countries in the Middle East, Asia, South America and Europe (including to an employee of an Italian power generation company) as well as by its former Lummus business. These payments were discovered by the Company as a result of the Company's internal audit program and compliance reviews.

        In September 2010, the Company reached settlements with the DoJ and the SEC regarding their investigations into these matters and into suspect payments involving certain of the Company's subsidiaries in the United Nations Oil-for-Food Program. In connection with these settlements, the Company agreed to make payments to the DoJ and SEC totaling $58 million, which were settled in the fourth quarter of 2010. One subsidiary of the Company pled guilty to one count of conspiracy to violate the anti-bribery provisions of the U.S. Foreign Corrupt Practices Act and one count of violating those provisions. The Company entered into a deferred prosecution agreement and settled civil charges brought by the SEC. These settlements resolved the foregoing investigations. In lieu of an external compliance monitor, the DoJ and SEC have agreed to allow the Company to report on its continuing compliance efforts and the results of the review of its internal processes through September 2013.

General

        In addition, the Company is aware of proceedings, or the threat of proceedings, against it and others in respect of private claims by customers and other third parties alleging harm with regard to various actual or alleged cartel cases. Also, the Company is subject to other various legal proceedings, investigations, and claims that have not yet been resolved. With respect to the abovementioned regulatory matters and commercial litigation contingencies, the Company will bear the costs of the continuing investigations and any related legal proceedings.

Liabilities recognized

        At December 31, 2011 and 2010, the Company had aggregate liabilities of $208 million and $220 million, respectively, included in "Provisions and other current liabilities" and in "Other non-current liabilities", for the above regulatory, compliance and legal contingencies. As it is not possible to make an informed judgment on the outcome of certain matters and as it is not possible, based on information currently available to management, to estimate the maximum potential liability on other matters, there could be material adverse outcomes beyond the amounts accrued.

Guarantees

General

        The following table provides quantitative data regarding the Company's third-party guarantees. The maximum potential payments represent a "worst-case scenario", and do not reflect management's expected results. The carrying amount of liabilities recorded in the Consolidated Balance Sheets reflects the Company's best estimate of future payments, which it may incur as part of fulfilling its guarantee obligations.

	December 31,
	2011	2010
($ in millions)	Maximum potential payments
Performance guarantees	148	125
Financial guarantees	85	84
Indemnification guarantees	194	203

Total	427	412

        In respect of the above guarantees, the carrying amounts of liabilities at December 31, 2011 and 2010, were not significant.

Performance guarantees

        Performance guarantees represent obligations where the Company guarantees the performance of a third party's product or service according to the terms of a contract. Such guarantees may include guarantees that a project will be completed within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. Performance guarantees include surety bonds, advance payment guarantees and standby letters of credit. The significant performance guarantees are described below.

        The Company retained obligations for guarantees related to the Power Generation business contributed in mid-1999 to the former ABB Alstom Power NV joint venture (Alstom Power NV). The guarantees primarily consist of performance guarantees and other miscellaneous guarantees under certain contracts such as indemnification for personal injuries and property damages, taxes and compliance with labor laws, environmental laws and patents. The guarantees are related to projects which are expected to be completed by 2013 but in some cases have no definite expiration date. In May 2000, the Company sold its interest in Alstom Power NV to Alstom SA (Alstom). As a result, Alstom and its subsidiaries have primary responsibility for performing the obligations that are the subject of the guarantees. Further, Alstom, the parent company and Alstom Power NV, have undertaken jointly and severally to fully indemnify and hold harmless the Company against any claims arising under such guarantees. Management's best estimate of the total maximum potential amount payable of quantifiable guarantees issued by the Company on behalf of its former Power Generation business was $87 million at December 31, 2011 and 2010, and is subject to foreign exchange fluctuations. The Company has not experienced any losses related to guarantees issued on behalf of the former Power Generation business.

        The Company retained obligations for guarantees related to the Upstream Oil and Gas business sold in 2004. The guarantees primarily consist of performance guarantees and although these have original maturity dates ranging from one to seven years, the Company has not yet been formally released from all of these guarantees. The maximum potential amount payable under the guarantees was approximately $8 million and $13 million at December 31, 2011 and 2010, respectively. The Company has the ability to recover potential payments under these guarantees through certain backstop guarantees. The maximum potential recovery under these backstop guarantees was not significant at December 31, 2011 and 2010.

        The Company retained obligations for guarantees related to the Building Systems business in Germany sold in 2007. The guarantees primarily consist of performance guarantees and have original maturity dates ranging from one to thirteen years. The maximum potential amount payable under the guarantees was approximately $8 million and $10 million at December 31, 2011 and 2010, respectively.

        The Company is engaged in executing a number of projects as a member of a consortium that includes third parties. In certain of these cases, the Company guarantees not only its own performance but also the work of third parties. The original maturity dates of these guarantees range from one to four years. At December 31, 2011 and 2010, the maximum potential amount payable under these guarantees as a result of third party non-performance was $45 million and $15 million, respectively.

Financial guarantees

        Financial guarantees represent irrevocable assurances that the Company will make payment to a beneficiary in the event that a third party fails to fulfill its financial obligations and the beneficiary under the guarantee incurs a loss due to that failure.

        At December 31, 2011 and 2010, the Company had a maximum potential amount payable of $85 million and $84 million, respectively, under financial guarantees outstanding. Of each of those amounts, $19 million and $16 million, respectively, was in respect of guarantees issued on behalf of companies in which the Company formerly had or has an equity interest. The guarantees outstanding have various maturity dates up to 2020.

Indemnification guarantees

        The Company has indemnified certain purchasers of divested businesses for potential claims arising from the operations of the divested businesses. To the extent the maximum potential loss related to such indemnifications could not be calculated, no amounts have been included under maximum potential payments in the table above. Indemnifications for which maximum potential losses could not be calculated include indemnifications for legal claims. The significant indemnification guarantees for which maximum potential losses could be calculated are described below.

        The Company delivered to the purchasers of Lummus guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable relating to this business, pursuant to the sales agreement, at each of December 31, 2011 and 2010, was $50 million.

        The Company delivered to the purchasers of its interest in Jorf Lasfar guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable at December 31, 2011 and 2010, of $141 million and $147 million, respectively, relating to this business, is subject to foreign exchange fluctuations.

Product and order-related contingencies

        The Company calculates its provision for product warranties based on historical claims experience and specific review of certain contracts.

        The reconciliation of "Provisions for warranties", including guarantees of product performance, was as follows:

($ in millions)	2011	2010
Balance at January 1,	1,393	1,280
Warranties assumed through acquisitions	10	—
Claims paid in cash or in kind	(177)	(183)
Net increase in provision for changes in estimates, warranties issued and warranties expired	124	280
Exchange rate differences	(26)	16

Balance at December 31,	1,324	1,393

Related party transactions

        The Company conducts business with certain companies where members of the Company's board of directors or executive committee act as directors or senior executives. The Company's board of directors has determined that the Company's business relationships with those companies do not constitute material business relationships. This determination was made in accordance with the Company's related party transaction policy which was prepared based on the Swiss Code of Best Practice and the independence criteria set forth in the corporate governance rules of the New York Stock Exchange.

Taxes	12 Months Ended
Dec. 31, 2011
Taxes.
Taxes

Note 16—Taxes

        "Provision for taxes" consisted of the following:

($ in millions)	2011	2010	2009
Current taxes on income	1,278	867	1,057
Deferred taxes	(34)	151	(56)

Tax expense from continuing operations	1,244	1,018	1,001

Tax benefit from discontinued operations	(1)	(3)	(7)

        Tax expense from continuing operations is reconciled below to the Company's weighted-average global tax rate, rather than to the Swiss domestic statutory tax rate, as the parent company of the ABB Group, ABB Ltd, is domiciled in Switzerland. Income generated in jurisdictions outside of Switzerland (hereafter "foreign jurisdictions") which has already been subject to corporate income tax in those foreign jurisdictions is, to a large extent, tax exempt in Switzerland. There is no requirement in Switzerland for a parent company of a group to file a tax return of the consolidated group determining domestic and foreign pre-tax income, and as the Company's consolidated income from continuing operations is predominantly earned outside of Switzerland, corporate income tax in foreign jurisdictions largely determines the global tax rate of the Company.

($ in millions, except % data)	2011	2010	2009
Reconciliation of taxes:
Income from continuing operations before taxes	4,550	3,740	4,120
Weighted-average tax rate	24.9%	25.3%	23.9%
Taxes at weighted-average tax rate	1,134	945	983
Items taxed at rates other than the weighted-average tax rate	103	(21)	(13)
Changes in valuation allowance, net	(22)	60	(46)
Changes in tax laws and enacted tax rates	(17)	6	5
Other, net	46	28	72

Tax expense from continuing operations	1,244	1,018	1,001

Effective tax rate for the year	27.3%	27.2%	24.3%

        In 2011, the "Items taxed at rates other than the weighted-average tax rate" predominantly related to tax credits arising in foreign jurisdictions for which the technical merits did not allow a benefit to be taken.

        In 2011, 2010 and 2009, "Changes in the valuation allowance, net" included reductions in valuation allowances recorded in certain jurisdictions where the Company determined that it was more likely than not that such deferred tax assets (recognized for net operating losses and timing differences in those jurisdictions) would be realized, as well as increases in the valuation allowance in certain other jurisdictions. In 2011, the "Changes in valuation allowance, net" included a benefit of $47 million, related to certain of the Company's operations in Northern Europe. In 2010, the "Changes in valuation allowance, net" included an expense of $44 million and in 2009, a benefit of approximately $60 million, both related to certain of the Company's operations in Central Europe.

        In 2011, 2010 and 2009, "Other, net" of $46 million, $28 million and $72 million, in the table above, included expenses of $60 million, $45 million and $40 million, respectively, in relation to items that were deducted for financial accounting purposes, but were not tax deductible, such as interest expense, state and local taxes on productive activities, disallowed meals and entertainment expenses and other similar items. In addition, in 2009, "Other, net" of $72 million also included:

  •
  a benefit of approximately $74 million relating to the release of provision for costs of previously disclosed investigations by European authorities into suspect payments and alleged anti-competitive practices that were credited for financial accounting purposes, but were not taxable, and

  •
  an expense of approximately $100 million relating to a net increase in tax accruals.

        Deferred income tax assets and liabilities consisted of the following:

	December 31,
($ in millions)	2011	2010
Deferred tax assets:
Unused tax losses and credits	963	1,102
Pension and other accrued liabilities	1,064	1,005
Inventories	276	241
Property, plant and equipment	192	90
Other	134	134

Total gross deferred tax asset	2,629	2,572
Valuation allowance	(375)	(450)

Total gross deferred tax asset, net of valuation allowance	2,254	2,122
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,037)	(441)
Pension and other accrued liabilities	(164)	(191)
Inventories	(152)	(159)
Other current assets	(220)	(137)
Unremitted earnings	(213)	(171)
Other	(60)	(49)

Total gross deferred tax liability	(1,846)	(1,148)

Net deferred tax asset	408	974

Included in:
"Deferred taxes"—current assets	932	896
"Deferred taxes"—non-current assets	318	846
"Deferred taxes"—current liabilities	(305)	(357)
"Deferred taxes"—non-current liabilities	(537)	(411)

Net deferred tax asset	408	974

        At December 31, 2011, "Net deferred tax asset" included an increase of deferred tax liabilities of approximately $790 million, arising upon business combinations.

        Certain entities have deferred tax assets related to net operating loss carry-forwards and other items. As recognition of these assets did not meet the more likely than not criterion, valuation allowances were established, amounting to $375 million and $450 million, at December 31, 2011 and 2010, respectively. "Unused tax losses and credits" at December 31, 2011 and 2010, in the table above, included $166 million and $226 million, respectively, for which the Company has established a full valuation allowance as, due to limitations imposed by the relevant tax law, the Company determined that, more likely than not, such deferred tax assets would not be realized.

        At December 31, 2011 and 2010, deferred tax liabilities totaling $213 million and $171 million have been provided for in respect of withholding taxes, dividend distribution taxes or additional corporate income taxes (hereafter "withholding taxes") on unremitted earnings, as well as for limited Swiss income taxes on any such repatriated earnings. Income which has been generated outside of Switzerland and has already been subject to corporate income tax in such foreign jurisdictions is, to a large extent, tax exempt in Switzerland. Therefore, generally no or only limited Swiss income tax has to be provided for on the repatriated earnings of foreign subsidiaries.

        Certain countries levy withholding taxes on dividend distributions. Such taxes cannot always be fully reclaimed by the shareholder, although they have to be declared and withheld by the subsidiary. In 2011, certain taxes arose in certain foreign jurisdictions for which the technical merits do not allow utilization of benefits. At each of December 31, 2011 and 2010, approximately $400 million of foreign subsidiary retained earnings subject to withholding taxes upon distribution were considered as permanently reinvested, as these funds are used for financing current operations as well as business growth through working capital and capital expenditure in those countries, and consequently, no deferred tax liability was set up.

        At December 31, 2011, net operating loss carry-forwards of $2,576 million and tax credits of $144 million were available to reduce future taxes of certain subsidiaries. Of these amounts, $1,740 million of loss carry-forwards and $126 million of tax credits will expire in varying amounts through 2031. These carry-forwards were predominantly related to the Company's U.S. operations.

        Unrecognized tax benefits consisted of the following:

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2009	598	139	737
Net change due to acquisitions and divestments	(2)	—	(2)
Increase relating to prior year tax positions	133	62	195
Decrease relating to prior year tax positions	(9)	(8)	(17)
Increase relating to current year tax positions	93	6	99
Decrease due to settlements with tax authorities	(41)	(3)	(44)
Decrease as a result of the applicable statute of limitations	(69)	(22)	(91)
Exchange rate differences	9	2	11

Balance at December 31, 2009, which would, if recognized, affect the effective tax rate	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010, which would, if recognized, affect the effective tax rate	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822

        In 2011, the "Increase relating to prior year tax positions", in unrecognized tax benefits above, related primarily to a tax dispute in Asia. The "Increase relating to prior year tax positions", in penalties and interest related to unrecognized tax benefits above, mainly reflected the interest accrual on prior years' tax positions. Also in 2011, the "Increase relating to current year tax positions" included a total of $97 million in taxes related to the interpretation of tax law and double tax treaty agreements by competent tax authorities. In 2011, the "Decrease due to settlements with tax authorities included $49 million in tax, penalty and interest relating to a tax dispute in Northern Europe, while the "Decrease as a result of the applicable statute of limitations" included both the effect of the statute of limitations in certain jurisdictions, as well as instances where tax audits had been concluded by taxing authorities and the corresponding tax years were consequently considered closed.

        In 2010, the "Increase relating to current year tax positions" in the table above included an expense of $88 million related to the interpretation of tax law and double tax treaty agreements by competent tax authorities.

        In 2009, the "Increase relating to prior year tax positions" included an expense of approximately $27 million in taxes and approximately $27 million in penalties and interest relating to a pending tax dispute in Northern Europe. Further, it included an increase of provision of approximately $34 million in taxes relating to a pending assessment by competent tax authorities in Central Europe.

        At December 31, 2011, the Company expected the resolution, within the next twelve months, of uncertain tax positions related to pending court cases amounting to $153 million for taxes, penalties and interest. Otherwise, the Company had not identified any other significant changes which were considered reasonably possible to occur within the next twelve months.

        At December 31, 2011, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2008
Asia	2002
Middle East & Africa	2004

Employee benefits	12 Months Ended
Dec. 31, 2011
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates defined benefit and defined contribution pension plans and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans in certain countries.

        A number of these plans require employees to make contributions and enable employees to earn matching or other contributions from the Company. The funding policies of the Company's plans are consistent with the local government and tax requirements. The Company has several pension plans that are not required to be funded pursuant to local government and tax requirements. The Company uses a December 31 measurement date for its plans.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension and postretirement plans, measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The following tables set forth the changes in benefit obligations, the changes in plan assets and the funded status recognized in the Consolidated Balance Sheets for the Company's benefit plans:

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,337	8,914	214	219
Service cost	242	210	2	2
Interest cost	402	389	12	12
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Benefit obligations of businesses disposed and acquired	20	—	39	—
Actuarial (gain) loss	472	168	9	(6)
Plan amendments and other	5	16	—	(1)
Exchange rate differences	(188)	153	—	1

Benefit obligation at December 31,	9,817	9,337	260	214

Fair value of plan assets at January 1,	9,010	8,149	—	—
Actual return on plan assets	155	636	—	—
Contributions by employer	305	567	16	13
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Plan assets of businesses disposed and acquired	18	—	—	—
Plan amendments and other	(6)	(12)	—	—
Exchange rate differences	(142)	183	—	—

Fair value of plan assets at December 31,	8,867	9,010	—	—

Funded status—underfunded	950	327	260	214

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	(1)	(2)
Net actuarial loss	(1,826)	(1,135)	(1,313)	(71)	(65)	(77)
Prior service cost	(34)	(43)	(40)	42	51	61

Amount recognized in OCI(1) and NCI(2)	(1,860)	(1,178)	(1,353)	(29)	(15)	(18)
Taxes associated with amount recognized in OCI(1) and NCI(2)	415	270	301	—	—	—

Total amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,445)	(908)	(1,052)	(29)	(15)	(18)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(2) million, $(5) million and $(2) million at December 31, 2011, 2010 and 2009, respectively.

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(138)	(172)	—	—
Underfunded plans—current	25	26	18	16
Underfunded plans—non-current	1,063	473	242	198

Funded status	950	327	260	214

	December 31,
($ in millions)	2011	2010
Non-current assets
Overfunded pension plans	(138)	(172)
Other employee-related benefits	(1)	(1)

Prepaid pension and other employee benefits	(139)	(173)

	December 31,
($ in millions)	2011	2010
Current liabilities
Underfunded pension plans	25	26
Underfunded other benefit plans	18	16
Other employee-related benefits	33	26

Pension and other employee benefits (Note 13)	76	68

	December 31,
($ in millions)	2011	2010
Non-current liabilities
Underfunded pension plans	1,063	473
Underfunded other benefit plans	242	198
Other employee-related benefits	182	160

Pension and other employee benefits	1,487	831

        The funded status, calculated by the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2011			2010
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	7,353	6,265	1,088	3,901	3,402	499
Assets exceed PBO	2,464	2,602	(138)	5,436	5,608	(172)

Total	9,817	8,867	950	9,337	9,010	327

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was $9,512 million and $9,024 million at December 31, 2011 and 2010, respectively. The funded status, calculated by the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2011			2010
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	5,747	4,839	908	2,080	1,725	355
Assets exceed ABO	3,765	4,028	(263)	6,944	7,285	(341)

Total	9,512	8,867	645	9,024	9,010	14

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	242	210	154	2	2	2
Interest cost	402	389	432	12	12	13
Expected return on plan assets	(507)	(422)	(384)	—	—	—
Amortization of transition liability	—	—	—	1	1	1
Amortization of prior service cost	44	26	13	(9)	(9)	(11)
Amortization of net actuarial loss	52	71	71	3	5	6
Curtailments, settlements and special termination benefits	3	8	2	—	—	(8)

Net periodic benefit cost	236	282	288	9	11	3

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2012 is $82 million and $40 million, respectively.

        The net actuarial loss and prior service cost for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2012 is $5 million and $(9) million, respectively.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2011	2010	2011	2010
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.91	4.29	4.07	5.03
Rate of compensation increase	1.62	2.05	—	—
Pension increase assumption	0.97	1.06	—	—

        The discount rate assumptions reflect the rates at which the benefit obligations could effectively be settled. The principal assumption was that the relevant fixed income securities are AA rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond rates and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2011	2010	2009	2011	2010	2009
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	4.29	4.66	5.63	5.03	5.54	6.30
Expected long-term rate of return on plan assets	5.45	5.44	5.47	—	—	—
Rate of compensation increase	2.05	2.13	2.22	—	—	—

        The "Expected long-term rate of return on plan assets" is derived from the current and projected asset allocation, the current and projected types of investments in each asset category and the long-term historical returns for each investment type.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.84%	7.93%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2017

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2011:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of these countries. The pension plans' structures reflect local regulatory environments and market practices.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibility is to ensure that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for key investment strategy decisions.

        The accumulated contributions are invested in a diversified range of assets that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability modeling. The projected future development of pension liabilities is assessed relative to various alternative asset allocations in order to determine a strategic asset allocation for each plan, based on a given risk budget. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis. The assets of the major plans are reviewed at least quarterly, while the plans' liabilities are reviewed in detail at least annually.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within the risk budget, while considering the future liabilities and liquidity needs of the individual plans. Risk parameters taken into account include:

  •
  the funding ratio of the plan,

  •
  the likelihood of extraordinary cash contributions being required, and

  •
  the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

        The Company's investment policy is to achieve an optimal balance between risk and return on the plans' investments through the diversification of asset classes, the use of various external asset managers and the use of differing investment styles. This has resulted in a diversified portfolio with a mix of actively and passively managed investments.

        The plans are mainly invested in equity securities and bonds, with smaller allocations to real estate, private equity and hedge funds.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset Class
Cash and equivalents	5
Global equities	20
Emerging markets equities	3
Global fixed income	54
Emerging markets fixed income	4
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

        The actual asset allocations of the plans are in line with the target asset allocations, which are set on an individual plan basis by the boards of trustees. They are the result of individual plans' risk assessments.

        Global and emerging markets fixed income securities include corporate bonds of companies from diversified industries and government bonds mainly from mature market issuers. Global and emerging markets equity securities primarily include investments in large-cap and mid-cap listed companies. Global equity securities represent equities listed in mature markets (mainly in the United States, Europe and Japan). Real Estate investments consist largely of domestic real estate in Switzerland held in the Swiss plans. The investments in Private equity, Hedge funds, and Commodities reflect a variety of investment strategies.

        Based on the above global asset allocation, the expected long-term return on assets is 5.45 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2012.

        At December 31, 2011, plan assets include ABB Ltd's shares (as well as an insignificant amount of the Company's debt instruments) with a total value of $14 million. At December 31, 2010, plan assets include ABB Ltd's shares with a total value of $17 million.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied see the "Fair value measures" section of Note 2.

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	39	372	—	411
Global equities	2,301	77	—	2,378
Emerging markets equities	350	—	—	350
Global fixed income	1,790	2,643	—	4,433
Emerging markets fixed income	—	290	—	290
Insurance contracts	—	23	—	23
Private equity	1	26	156	183
Hedge funds	2	—	136	138
Real estate	79	—	696	775
Commodities	29	—	—	29

Total	4,591	3,431	988	9,010

        The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

($ in millions)	Private equity	Hedge funds	Real estate	Total Level 3
Balance at January 1, 2010	149	127	621	897
Return on plan assets:
Assets still held at December 31, 2010	21	4	9	34
Assets sold during the year	(5)	(4)	—	(9)
Purchases (sales)	(12)	—	5	(7)
Transfers into Level 3	—	—	—	—
Exchange rate differences	3	9	61	73

Balance at December 31, 2010	156	136	696	988

Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	5
Assets sold during the year	22	(6)	7	23
Purchases (sales)	(27)	(14)	32	(9)
Transfers into Level 3	29	—	2	31
Exchange rate differences	—	1	(8)	(7)

Balance at December 31, 2011	177	113	741	1,031

        Real estate properties are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions.

        Private equity investments include investments in partnerships and related funds. Such investments consist of both publicly-traded and privately-held securities. Publicly-traded securities that are not quoted in active markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

        Hedge funds are normally not exchange-traded and the shares of the funds are not redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	305	567	16	13
Of which, discretionary contributions to defined benefit pension plans	36	331	—	—

        In 2010, the discretionary contributions included a non-cash contribution of $213 million of available-for-sale securities to one of the Company's pension plans in Germany.

        The Company expects to contribute approximately $297 million to its defined benefit pension plans and $18 million to its other postretirement benefit plans in 2012.

        The Company also maintains a number of defined contribution plans. The expense for these plans was $144 million, $97 million and $91 million in 2011, 2010 and 2009, respectively. The acquisition of Baldor resulted in a $32 million increase in expense in 2011 compared to 2010.

        The Company also contributed $5 million, $30 million and $18 million to multi-employer plans in 2011, 2010 and 2009, respectively. In Japan, a withdrawal from a multi-employer plan scheduled for 2012 resulted in a $5 million provision in 2011.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2011 are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2012	609	19	(1)
2013	614	20	(1)
2014	594	20	(1)
2015	586	20	(1)
2016	593	20	(1)
Years 2017 - 2021	2,892	100	(7)

        Medicare subsidies represent payments estimated to be received from the United States government as part of the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The United States government began making the subsidy payments for employers in 2006.

Share-based payment arrangements	12 Months Ended
Dec. 31, 2011
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

        The Company has three share-based payment plans, as more fully described in the respective sections below. Compensation cost for equity-settled awards is recorded in "Total cost of sales" and in "Selling, general and administrative expenses" and totaled $67 million, $66 million and $66 million in 2011, 2010 and 2009, respectively. Compensation cost for cash-settled awards is recorded in "Selling, general and administrative expenses" and is disclosed in the WAR, LTIP and Other share-based payments sections of this note. The total tax benefit recognized in 2011, 2010 and 2009, was not significant.

        At December 31, 2011, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 24 million shares held by the Company in treasury stock at December 31, 2011, could be used to settle share-based payment arrangements.

        As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange, on which the shares are traded in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

        Under the MIP, the Company offers cash-settled WARs and options (and prior to the 2010 launch offered also physically-settled warrants) to key employees for no consideration.

        The warrants and options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the warrants and options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of warrants granted under this plan. The options entitle the holder to request that a third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the warrants or options, the instruments will thereafter be held by a third party and, consequently, the Company's obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. The WARs are non-transferable.

        Participants may exercise or sell warrants and options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All warrants, options and WARs expire six years from the date of grant.

Warrants and options

        The fair value of each warrant and option is estimated on the date of grant using a lattice model that uses the assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the warrants and options granted has been assumed to be the contractual six-year life of each warrant and option, based on the fact that after the vesting period, a participant can elect to sell the warrant or option rather than exercise the right to purchase shares, thereby realizing the time value of the warrants and options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the warrants and options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2011 grant	2010 grant	2009 grant
Expected volatility	26%	30%	41%
Dividend yield	2.44%	2.35%	2.34%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.59%	1.20%	1.93%

        Presented below is a summary of the activity related to warrants and options:

	Number of instruments	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2011	128,114,150	25,622,830	25.00
Granted	46,316,078	9,263,216	25.50
Exercised(4)	(7,282,500)	(1,456,500)	15.30
Forfeited	(1,539,374)	(307,875)	25.33

Outstanding at December 31, 2011	165,608,354	33,121,671	25.56	3.6	1.9

Vested and expected to vest at December 31, 2011	154,455,269	30,891,054	25.74	3.5	1.9
Exercisable at December 31, 2011	65,225,668	13,045,134	29.23	2.0	1.9
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to $26 million. The shares were issued out of contingent capital.

        Of the outstanding instruments at December 31, 2011, 2010 and 2009, 22.9 million, 17.6 million and 8.8 million, respectively, have been sold to a third party by participants, representing 4.6 million, 3.5 million and 1.8 million shares, respectively.

        At December 31, 2011, there was $46 million of total unrecognized compensation cost related to non-vested warrants and options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.0 years. The weighted-average grant-date fair value of warrants and options granted during 2011, 2010 and 2009 was 0.83 Swiss francs, 0.81 Swiss francs and 1.15 Swiss francs, respectively. In 2011, 2010 and 2009, the aggregate intrinsic value (on the dates of exercise) of instruments exercised was 11 million Swiss francs, 9 million Swiss francs and 5 million Swiss francs, respectively.

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2011:

Exercise price (in Swiss francs)(1)	Number of instruments	Number of shares(2)	Weighted-average remaining contractual term (in years)
15.30	4,085,000	817,000	0.1
26.00	26,475,740	5,295,148	1.4
36.40	27,806,410	5,561,282	2.4
19.00	23,045,500	4,609,100	3.4
22.50	38,283,500	7,656,700	4.4
25.50	45,912,204	9,182,441	5.4

Total number of instruments and shares	165,608,354	33,121,671	3.6

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

        As each WAR gives the holder the right to receive cash equal to the market price of an equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In "Selling, general and administrative expenses", the Company recorded income of $8 million, and expense of $8 million and $17 million for 2011, 2010 and 2009, respectively, as a result of changes in both the fair value and vested portion of the outstanding WARs. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded through earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2011, 2010 and 2009, the Company recorded expense of $24 million, $10 million and $1 million, respectively, in "Selling, general and administrative expenses" related to the cash-settled call options.

        The aggregate fair value of outstanding WARs was $17 million and $45 million at December 31, 2011 and 2010, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

        Presented below is a summary of the activity related to WARs:

Number of WARs
Outstanding at January 1, 2011	58,401,395
Granted	10,453,300
Exercised	(6,781,355)
Forfeited	(735,000)

Outstanding at December 31, 2011	61,338,340

Exercisable at December 31, 2011	22,405,040

        The aggregate fair value at date of grant of WARs granted in 2011, 2010 and 2009 was $10 million, $7 million and $22 million, respectively. In 2011, 2010 and 2009, share-based liabilities of $7 million, $25 million and $20 million, respectively, were paid upon exercise of WARs by participants.

ESAP

        The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of monthly salary deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with interest. The savings are accumulated in a bank account held by a third-party trustee on behalf of the participants and earn interest. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

        The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2011 grant	2010 grant	2009 grant
Expected volatility	33%	27%	35%
Dividend yield	3.13%	2.49%	2.07%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0.26%	0.37%

        Presented below is a summary of activity under the ESAP:

	Number of shares(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2011	4,140,440	20.46
Granted	4,904,690	15.98
Forfeited	(205,600)	20.35
Exercised(4)	(20,366)	20.46
Not exercised (savings returned plus interest)	(3,919,624)	20.46

Outstanding at December 31, 2011	4,899,540	15.98	0.8	8.3

Vested and expected to vest at December 31, 2011	4,693,788	15.98	0.8	8.0
Exercisable at December 31, 2011	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise and the corresponding tax benefit were not significant. The shares were issued out of treasury shares.

        The exercise prices per ABB Ltd share and per ADS of 15.98 Swiss francs and $18.10, respectively, for the 2011 grant, 20.46 Swiss francs and $20.55, respectively, for the 2010 grant and 19.36 Swiss francs and $18.75, respectively, for the 2009 grant were determined using the closing price of the ABB Ltd share on SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates.

        At December 31, 2011, there was $8 million of total unrecognized compensation cost related to non-vested options granted under the ESAP. That cost is expected to be recognized over the first ten months of 2012 in "Total cost of sales" and in "Selling, general and administrative expenses". The weighted-average grant-date fair value of options granted during 2011, 2010 and 2009, was 1.89 Swiss francs, 1.96 Swiss francs and 2.55 Swiss francs, respectively. The total intrinsic value (on the dates of exercise) of options exercised in 2010 and 2009 was 3.5 million Swiss francs and 22 million Swiss francs, respectively. In 2011, the amount of options exercised and the related intrinsic value (on date of exercise) were insignificant.

LTIP

        The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other executives (Eligible Participants), as defined in the terms of the LTIP and determined by the Company's Governance, Nomination and Compensation Committee. The LTIP involves annual conditional grants of the Company's stock to such Eligible Participants that are subject to certain conditions. The 2011 and 2010 launches under the LTIP are each composed of two components—a share-price performance component and a retention component. The 2009 LTIP launch is composed of two components—a share-price performance component and a co-investment component.

        Under the share-price performance component, the number of shares granted is dependent upon the base salary of the Eligible Participant. The actual number of shares that will vest at a future date is dependent on (i) the performance of ABB Ltd shares during a defined period (Evaluation Period) compared to those of a selected peer group of publicly-listed multinational companies and (ii) the term of service of the respective Eligible Participant in their capacity as an Eligible Participant during the Evaluation Period. The actual number of shares that vest after the Evaluation Period cannot exceed 100 percent of the conditional grant.

        The performance of the Company compared to its peers over the Evaluation Period will be measured as the sum, in percentage terms, of the average percentage price development of the ABB Ltd share price over the Evaluation Period and an average annual dividend yield percentage (the Company's Performance). In order for shares to vest, the Company's Performance over the Evaluation Period must be equal to or better than half of the defined peers. The actual number of shares to be delivered by the Company, after the end of the Evaluation Period, will be dependent on the Company's ranking in comparison with the defined peers. The full amount of the grant will vest if the Company's Performance is positive and better than three-quarters of the defined peers. If the Company's Performance is negative but other conditions are met, a reduced number of shares will vest. In addition, if the Company's net income (adjusted for the financial impact of items that are, in the opinion of the Company's Board, non-operating, non-recurring or unforeseen—such as divestments and acquisitions) is negative for the year preceding the year in which the Evaluation Period ends, no shares will vest, irrespective of the outcome of the Company's Performance.

        Under the co-investment component of the 2009 LTIP launch, each Eligible Participant was invited to invest in the Company's shares, up to an individually defined maximum number of shares. If the Eligible Participant remains the owner of such shares until the end of the Evaluation Period, the Company will deliver free-of-charge to the Eligible Participant a matching number of shares.

        Under the retention component of the 2011 and 2010 LTIP launches, each Eligible Participant was conditionally granted an individually defined maximum number of shares which fully vest at the end of the Evaluation Period (if the participant remains an Eligible Participant till the end of such period).

        The method of settlement of vested shares varies for each LTIP launch. For the 2011 and 2010 LTIP launches, under the share-price performance component, an Eligible Participant receives, in cash, 100 percent of the value of the shares that have vested. Under the retention component, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares (Equity-Settled Awards) and 30 percent of the value of the shares that have vested in cash (Cash-Settled Awards), with the possibility to elect to receive the 30 percent portion also in shares rather than cash. For the 2009 LTIP launch, the same settlement conditions apply as for the retention component of the 2011 and 2010 LTIP launches.

        Presented below is a summary of launches of the LTIP outstanding at December 31, 2011:

Launch year	Evaluation Period	Reference price (Swiss francs)(1)
2009	March 15, 2009, to March 15, 2012	14.16
2010	March 15, 2010, to March 15, 2013	21.63
2011	March 15, 2011, to March 15, 2014	22.25
(1)
For the purpose of comparison with the peers, the reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.

        Presented below is a summary of activity under the LTIP:

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1)	Only Cash Settlement(2)	Total	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2011	2,337,021	228,913	2,565,934	16.17
Granted	487,814	300,986	788,800	17.91
Vested	(169,260)	—	(169,260)	28.34
Expired(3)	(698,392)	(13,714)	(712,106)	25.51
Forfeited	(103,362)	(19,157)	(122,519)	12.37

Nonvested at December 31, 2011	1,853,821	497,028	2,350,849	13.25

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's Performance condition were not satisfied.

        Equity-Settled Awards are recorded in the "Capital stock and additional paid-in capital" component of stockholders' equity, with compensation cost recorded in "Selling, general and administrative expenses" over the vesting period (which is from grant date to the end of the Evaluation Period) based on the grant-date fair value of the shares. The Cash-Settled Awards are recorded as a liability remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in "Selling, general and administrative expenses".

        At December 31, 2011, there was $9 million of total unrecognized compensation cost related to Equity-Settled Awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.8 years. The compensation cost recorded in 2011, 2010 and 2009 for Cash-Settled Awards was not significant.

        The aggregate fair value, at the dates of grant, of shares granted in 2011, 2010 and 2009, was approximately $16 million, $7 million and $13 million, respectively. The total grant-date fair value of shares that vested during 2011, 2010 and 2009 was $5 million, $10 million and $2 million, respectively. The weighted-average grant-date fair value of shares granted during 2011, 2010 and 2009, was 17.91 Swiss francs, 13.79 Swiss francs and 9.83 Swiss francs, respectively.

        For the share-price performance component of the 2011, 2010 and 2009 LTIP launches, the fair value of the shares relating to the Equity-Settled Awards is based on the market price of the ABB Ltd share on grant date, adjusted for the probability of vesting as computed using a Monte Carlo simulation model at grant date. The main inputs to the Monte Carlo simulation model for the grant-date fair value of the Equity-Settled Awards for the Company and each peer company are as follows:

	LTIP 2011 Launch		LTIP 2010 Launch		LTIP 2009 Launch
Equity-Settled Awards at grant dates of	From	To	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	10.4	41.8	19.5	53.5	5.6	51.5
—Risk-free rates (%)	2.1	4.4	1.9	4.3	2.2	4.1
—Equity betas	0.83	1.30	0.83	1.31	0.81	1.29
—Equity risk premiums (%)	5.0	7.0	6.0	8.0	6.0	8.0

        The fair value of the shares relating to the Cash-Settled Awards is based on the market price of the ABB Ltd share at each reporting date adjusted for the probability of vesting as computed using a Monte Carlo simulation model at each reporting date. The main inputs to the Monte Carlo simulation model for the December 31, 2011 and 2010, fair values of the Cash-Settled Awards for the Company and each peer company are as follows:

	December 31,
	2011		2010
Cash-Settled Awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.6	49.8	12.5	46.4
—Risk-free rates (%)	1.0	3.7	1.8	4.4
—Equity betas	0.86	1.26	0.84	1.30
—Equity risk premiums (%)	5.0	7.0	6.0	8.0

        For the retention component under the 2011 and 2010 LTIP launch and the co-investment component under the 2009 LTIP launch, the fair value of the shares is the market price of the ABB Ltd share on grant date for the Equity-Settled Awards and on each reporting date for the Cash-Settled Awards.

Other share-based payments

        The Company has other minor share-based payment arrangements with certain individual employees. In December 2009, such arrangements then outstanding were modified to give the participants the right to receive, upon vesting, 30 percent of the value of the vested shares in cash. The additional compensation cost as a result of such modification was not significant. The compensation cost recorded in "Selling, general and administrative expenses" in 2011, 2010 and 2009, for the cash-settled arrangements was not significant.

Stockholders' equity	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At December 31, 2011, the Company had 2,818,782,064 authorized shares, of which 2,314,743,264 were registered and issued. At December 31, 2010, the Company had 2,747,639,755 authorized shares, of which 2,308,782,064 were registered and issued.

        At the Annual General Meeting of Shareholders (AGM) in April 2011, shareholders approved the payment of a dividend of 0.60 Swiss francs per share, out of the capital contribution reserve in stockholders' equity of the unconsolidated statutory financial statements of ABB Ltd, prepared in accordance with Swiss law. The dividend was paid in May 2011 and amounted to $1,569 million. In April 2010, at the AGM, shareholders approved the payment of a dividend in the form of a nominal value reduction of 0.51 Swiss francs per share, reducing the nominal value of ABB Ltd's shares from 1.54 Swiss francs per share to 1.03 Swiss francs per share. The distribution, paid in July 2010 and equivalent to $1,112 million, resulted in a reduction in capital stock and additional paid-in capital. At the AGM in May 2009, shareholders approved a proposal to reduce the nominal value of ABB Ltd's shares from 2.02 Swiss francs per share to 1.54 Swiss francs per share and to distribute the 0.48 Swiss francs per share to shareholders. The distribution, equivalent to $1,024 million, resulted in a reduction in capital stock and additional paid-in capital.

        During 2010, the Company purchased on the open market an aggregate of 12.1 million of its own shares for use in connection with its employee incentive plans. These transactions resulted in an increase in "Treasury stock" of $228 million. During 2011 and 2009, there were no purchases or sales of treasury stock on the open market.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs.

        In 2011, 2010 and 2009, the bank exercised a portion of the call options held that had been issued at fair value. As a result, in 2011, 2010 and 2009, approximately 6.0 million, 2.1 million and 1.0 million shares, respectively, were issued by the Company resulting in an increase in capital stock and additional paid-in capital of $105 million, $16 million and $7 million, respectively. In February 2012, the bank exercised another portion of the call options and the Company issued 2.7 million shares out of treasury stock.

        At December 31, 2011, such call options representing 7.9 million shares and with strike prices ranging from 15.30 to 36.40 Swiss francs were held by the bank. Of these, call options with a strike price of 15.30 Swiss francs and representing 2.7 million shares were exercised in February 2012. The remaining call options expire in periods ranging from May 2013 to May 2015. However, only 1.7 million of these instruments, with strike prices ranging from 19.00 to 36.40 Swiss francs, could be exercised at February 29, 2012, under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2011, the Company had further outstanding obligations to deliver:

  •
  up to 2.8 million shares, at a strike price of 26.00 Swiss francs, relating to the options granted under the 2007 launch of the MIP, vesting in May 2010 and expiring in May 2013,
  •
  up to 3.0 million shares, at a strike price of 36.40 Swiss francs, relating to the options granted under the 2008 launch of the MIP, vesting in May 2011 and expiring in May 2014,

  •
  up to 4.5 million shares, at a strike price of 19.00 Swiss francs, relating to the options granted under the 2009 launch of the MIP, vesting in May 2012 and expiring in May 2015,

  •
  up to 7.7 million shares, at a strike price of 22.50 Swiss francs, relating to the options granted under the 2010 launch of the MIP, vesting in May 2013 and expiring in May 2016,

  •
  up to 9.2 million shares, at a strike price of 25.50 Swiss francs, relating to the options granted under the 2011 launch of the MIP, vesting in May 2014 and expiring in May 2017,

  •
  up to 4.9 million shares, at a strike price of $18.10 (to employees in the U.S. and Canada) and at a strike price of 15.98 Swiss francs (to employees in other countries) under the ESAP, vesting and expiring in November 2012,

  •
  up to 2.0 million shares free-of-charge to Eligible Participants under the 2011, 2010 and 2009 launches of the LTIP, vesting and expiring in March 2014, 2013 and 2012, respectively, and

  •
  less than a million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In November 2010, the Company delivered 3.2 million shares, from treasury stock, under the ESAP. This resulted in a net increase in capital stock and additional paid-in capital of $10 million and a reduction in treasury stock of $52 million. In November 2009, the Company issued 5.5 million shares, from contingent capital stock, under the ESAP. This share issuance resulted in an increase in capital stock and additional paid-in capital of $83 million. In 2011, the number of shares delivered under the ESAP was not significant.

        Dividends are payable to the Company's stockholders based on the requirements of Swiss law, ABB Ltd's Articles of Incorporation and stockholders' equity as reflected in the unconsolidated financial statements of ABB Ltd, Zurich, prepared in compliance with Swiss law. At December 31, 2011, of the 12,483 million Swiss francs total stockholders' equity reflected in such unconsolidated financial statements, 2,384 million Swiss francs represents share capital and 10,099 million Swiss francs represent reserves. Of these reserves, 512 million Swiss francs (representing legal reserves for own shares) and 1,000 million Swiss francs (representing ordinary legal reserves) are restricted.

        In February 2012, the Company announced that a proposal will be put to the 2012 Annual General Meeting to distribute 0.65 Swiss francs per share to shareholders.

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

Note 20—Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. In 2011, 2010 and 2009, outstanding securities representing a maximum of 39 million, 26 million and 41 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.12	1.26
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.38	1.12	1.27

Diluted earnings per share:

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Effect of dilutive securities:
Call options and shares	3	4	4

Dilutive weighted-average number of shares outstanding	2,291	2,291	2,288

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.11	1.26
Income from discontinued operations, net of tax	—	0.01	0.01

Net income	1.38	1.12	1.27

Restructuring and related expenses	12 Months Ended
Dec. 31, 2011
Restructuring and related expenses
Restructuring and related expenses

Note 21—Restructuring and related expenses

Restructuring-related activities

        In 2011, the Company executed minor restructuring-related activities and incurred costs of $164 million which were mainly recorded in total cost of sales. These costs related to employee severance ($83 million), estimated contract settlement, loss order and other costs ($53 million) as well as inventory and long-lived asset impairments ($28 million).

        At December 31, 2011 and 2010, the balance of restructuring and related liabilities is primarily included in "Provisions and other current liabilities".

Cost take-out program

        In December 2008, the Company announced a two-year cost take-out program that aimed to sustainably reduce the Company's cost of sales and general and administrative expenses. The savings have been derived from initiatives such as internal process improvements, low-cost sourcing, and further measures to adjust the Company's global manufacturing and engineering footprint to shifts in customer demand. As of December 31, 2010, the Company had substantially completed the cost take-out program.

        The Company recorded the following expenses under this program:

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Employee severance costs	536	95	342
Estimated contract settlement, loss order and other costs	230	98	129
Inventory and long-lived asset impairments	70	20	45

Total	836	213	516

        These expenses were recorded as follows:

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Total cost of sales	475	110	293
Selling, general and administrative expenses	143	36	75
Other income (expense), net	218	67	148

Total	836	213	516

        Costs incurred under the program, per operating segment, were as follows:

($ in millions)	Cumulative costs incurred up to December 31, 2010
Power Products	122
Power Systems	139
Discrete Automation and Motion	256
Low Voltage Products	114
Process Automation	183
Corporate and Other	22

Total	836

        The most significant individual exit plans within this program related to the Robotics reorganization, the downsizing of the former Automation Products business in France and Germany, as well as the Power Systems business in Germany.

Operating segment and geographic data	12 Months Ended
Dec. 31, 2011
Operating segment and geographic data
Operating segment and geographic data

Note 22—Operating segment and geographic data

        The Chief Operating Decision Maker (CODM) is the Company's Executive Committee. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company's operating segments consist of Power Products, Power Systems, Discrete Automation and Motion, Low Voltage Products and Process Automation. The remaining operations of the Company are included in Corporate and Other.

        A description of the types of products and services provided by each reportable segment is as follows:

  •
  Power Products:  manufactures and sells high- and medium- voltage switchgear and apparatus, circuit breakers for all current and voltage levels, power and distribution transformers and sensors for electric, gas and water utilities and for industrial and commercial customers.

  •
  Power Systems:  designs, installs and upgrades high-efficiency transmission and distribution systems and power plant automation and electrification solutions, including monitoring and control products, software and services and incorporating components manufactured by both the Company and by third parties.

  •
  Discrete Automation and Motion:  manufactures and sells motors, generators, variable speed drives, rectifiers, excitation systems, robotics, programmable logic controllers, and related services for a wide range of applications in factory automation, process industries, and utilities.

  •
  Low Voltage Products:  manufactures products and systems that provide protection, control and measurement for electrical installations, as well as enclosures, switchboards, electronics and electromechanical devices for industrial machines, plants and related service. The segment also makes intelligent building control systems for home and building automation to improve comfort, energy efficiency and security.

  •
  Process Automation:  develops and sells control and plant optimization systems, automation products and solutions, including instrumentation, as well as industry-specific application knowledge and services for the oil, gas and petrochemicals, metals and minerals, marine and turbocharging, pulp and paper, chemical and pharmaceuticals and power industries.

  •
  Corporate and Other:  includes headquarters, central research and development, the Company's real estate activities, Group treasury operations and other minor activities.

        In 2011, the Company changed its primary measures of segment performance from earnings before interest and taxes (EBIT) and corresponding margin to operational earnings before interest, taxes, depreciation and amortization (Operational EBITDA) and Operational EBITDA margin (being Operational EBITDA as a percentage of Operational revenues).

        Operational EBITDA represents EBIT excluding depreciation and amortization, restructuring and restructuring-related expenses, adjusted for the following: (i) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, (iii) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities), (iv) acquisition-related expenses and (v) certain non-recurring items.

        Operational revenues are total revenues adjusted for the following: (i) unrealized gains and losses on derivatives, (ii) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (iii) unrealized foreign exchange movements on receivables (and related assets).

        The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Consequently, as of 2011, segment results below have been presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company's consolidated Operational EBITDA. Furthermore, the Company refined its methodology to eliminate profit on inventory resulting from intersegment revenues. These changes in presentation resulted in no significant reclassifications between segments and no change to the Company's consolidated Operational EBITDA.

        In the following tables, the Company presents segment revenues, depreciation and amortization, Operational EBITDA, Operational EBITDA margin, as well as reconciliations of Operational EBITDA to EBIT and Operational revenues to total revenues, capital expenditure and total assets. Intersegment sales and transfers for 2011, 2010 and 2009, are accounted for as if the sales and transfers were to third parties, at current market prices.

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,028	1,841	10,869	200	10,901	1,782	16.3%
Power Systems	7,833	268	8,101	144	8,128	743	9.1%
Discrete Automation and Motion	8,047	759	8,806	251	8,817	1,664	18.9%
Low Voltage Products	4,953	351	5,304	116	5,315	1,059	19.9%
Process Automation	8,078	222	8,300	83	8,318	1,028	12.4%
Corporate and Other	51	1,508	1,559	201	1,558	(194)	—
Intersegment elimination	—	(4,949)	(4,949)	—	(4,949)	(68)	—

Consolidated	37,990	—	37,990	995	38,088	6,014	15.8%

	2010
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,486	1,713	10,199	177	10,202	1,861	18.2%
Power Systems	6,590	196	6,786	84	6,783	304	4.5%
Discrete Automation and Motion	4,978	639	5,617	78	5,613	1,026	18.3%
Low Voltage Products	4,263	291	4,554	105	4,554	926	20.3%
Process Automation	7,209	223	7,432	76	7,427	925	12.5%
Corporate and Other	63	1,468	1,531	182	1,532	(230)	—
Intersegment elimination	—	(4,530)	(4,530)	—	(4,530)	12	—

Consolidated	31,589	—	31,589	702	31,581	4,824	15.3%

	2009
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,370	1,869	11,239	185	11,229	2,136	19.0%
Power Systems	6,356	193	6,549	46	6,508	532	8.2%
Discrete Automation and Motion	4,601	804	5,405	74	5,374	773	14.4%
Low Voltage Products	3,799	272	4,071	100	4,059	679	16.7%
Process Automation	7,606	233	7,839	80	7,785	861	11.1%
Corporate and Other	63	1,504	1,567	170	1,567	(180)	—
Intersegment elimination	—	(4,875)	(4,875)	—	(4,875)	(5)	—

Consolidated	31,795	—	31,795	655	31,647	4,796	15.2%

(1)
Operational EBITDA by segment is presented before the elimination of intersegment profits made on inventory sales.

	Year ended December 31, 2011
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,901	8,128	8,817	5,315	8,318	(3,391)	38,088
Unrealized gains and losses on derivatives	(49)	(56)	(29)	(16)	(39)	1	(188)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	(19)	1	—	2	—	(33)
Unrealized foreign exchange movements on receivables (and related assets)	34	48	17	5	19	—	123

Total revenues	10,869	8,101	8,806	5,304	8,300	(3,390)	37,990
Operational EBITDA	1,782	743	1,664	1,059	1,028	(262)	6,014
Depreciation and amortization	(200)	(144)	(251)	(116)	(83)	(201)	(995)
Acquisition-related expenses and certain non-recurring items	—	—	(90)	—	—	(17)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	(16)	(29)	(21)	4	(38)	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	(19)	(2)	—	2	1	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	38	12	2	20	1	109
Restructuring and restructuring-related expenses	(70)	(54)	(10)	(20)	(8)	(2)	(164)

EBIT	1,476	548	1,294	904	963	(518)	4,667
Operational EBITDA margin (%)	16.3%	9.1%	18.9%	19.9%	12.4%	—	15.8%

	Year ended December 31, 2010
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,202	6,783	5,613	4,554	7,427	(2,998)	31,581
Unrealized gains and losses on derivatives	20	30	16	3	11	—	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	6	9	(1)	1	12	1	28
Unrealized foreign exchange movements on receivables (and related assets)	(29)	(36)	(11)	(4)	(18)	(2)	(100)

Total revenues	10,199	6,786	5,617	4,554	7,432	(2,999)	31,589
Operational EBITDA	1,861	304	1,026	926	925	(218)	4,824
Depreciation and amortization	(177)	(84)	(78)	(105)	(76)	(182)	(702)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	10	(8)	6	4	(33)	18	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	(15)	—	—	3	(1)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(18)	(35)	(8)	(1)	(16)	(1)	(79)
Restructuring and restructuring-related expenses	(44)	(48)	(35)	(36)	(44)	(6)	(213)

EBIT	1,636	114	911	788	759	(390)	3,818
Operational EBITDA margin (%)	18.2%	4.5%	18.3%	20.3%	12.5%	—	15.3%

	Year ended December 31, 2009
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	11,229	6,508	5,374	4,059	7,785	(3,308)	31,647
Unrealized gains and losses on derivatives	31	36	43	9	79	—	198
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(3)	22	—	(1)	6	—	24
Unrealized foreign exchange movements on receivables (and related assets)	(18)	(17)	(12)	4	(31)	—	(74)

Total revenues	11,239	6,549	5,405	4,071	7,839	(3,308)	31,795
Operational EBITDA	2,136	532	773	679	861	(185)	4,796
Depreciation and amortization	(185)	(46)	(74)	(100)	(80)	(170)	(655)
Net release of certain provisions	—	—	—	—	—	431	431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	93	(11)	32	1	(29)	(7)	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(4)	22	(1)	—	5	—	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(4)	(13)	(2)	5	(17)	—	(31)
Restructuring and restructuring-related expenses	(77)	(90)	(154)	(67)	(114)	(14)	(516)

EBIT	1,959	394	574	518	626	55	4,126
Operational EBITDA margin (%)	19.0%	8.2%	14.4%	16.7%	11.1%	—	15.2%

	Capital expenditure(1)			Total assets(1)
($ in millions)	2011	2010	2009	2011	2010	2009
Power Products	192	200	272	7,355	7,205	6,882
Power Systems	136	119	131	7,469	6,039	4,602
Discrete Automation and Motion	202	98	119	9,195	3,696	3,348
Low Voltage Products	149	100	150	3,333	2,899	2,726
Process Automation	72	76	99	4,777	4,728	4,551
Corporate and Other	270	247	196	7,519	11,728	12,619

Consolidated	1,021	840	967	39,648	36,295	34,728

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore refer to third-party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
($ in millions)	2011	2010	2009	2011	2010
Europe	14,657	12,378	13,093	3,067	2,995
The Americas	9,043	6,213	6,049	829	345
Asia	10,136	8,872	8,684	862	849
Middle East and Africa	4,154	4,126	3,969	164	167

	37,990	31,589	31,795	4,922	4,356

        Revenues by geography reflect the location of the customer. Approximately 14 percent of the Company's total revenues in 2011, compared to 10 percent in 2010 and 2009, respectively, came from customers in the United States. Approximately 13 percent of the Company's total revenues in 2011, compared to 14 percent and 13 percent in 2010 and 2009, respectively, were generated from customers in China. Approximately 8 percent, 7 percent, and 8 percent of the Company's total revenues in 2011, 2010 and 2009, respectively, were generated from customers in Germany. In 2011, 2010 and 2009, more than 98 percent of the Company's total revenues were generated from customers outside Switzerland.

        Long-lived assets represent property, plant and equipment, net and are shown by location of the assets. At December 31, 2011, approximately 19 percent and 13 percent of the Company's long-lived assets were located in Switzerland and Sweden. At December 31, 2010, approximately 21 percent and 12 percent of the Company's long-lived assets were located in Switzerland and Sweden, respectively.

        The Company does not segregate revenues derived from transactions with external customers for each type or group of products and services. Accordingly, it is not practicable for the Company to present revenues from external customers by product and service type.

        At December 31, 2011, approximately 58 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately one-third of these agreements will expire in 2012. Collective bargaining agreements are subject to various regulatory requirements and are renegotiated on a regular basis in the normal course of business.

Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant accounting policies
Scope of consolidation
The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Operating cycle
A portion of the Company's activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

  •
  assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

  •
  estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, regulatory and other proceedings,

  •
  assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

  •
  recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions),

  •
  growth rates, discount rates and other assumptions used in testing goodwill for impairment,

  •
  assumptions used in determining inventory obsolescence and net realizable value,

  •
  estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations,

  •
  growth rates, discount rates and other assumptions used to determine impairments of long-lived assets, and

  •
  assessment of the allowance for doubtful accounts.

        The actual results and outcomes may differ from the Company's estimates and assumptions.

Cash and equivalents

Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

        Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in "Interest and dividend income". Marketable debt and equity securities not classified as held-to-maturity are classified as available-for-sale.

        Marketable debt and equity securities classified as available-for-sale at the time of purchase are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the "Accumulated other comprehensive loss" component of stockholders' equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities, using the specific identification method.

        The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

        If the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists in so far as the Company does not expect to recover the entire recognized amortized cost of the security. Impairment charges relating to such credit losses are recognized in "Interest and other finance expense" while impairments related to all other factors are recognized in "Accumulated other comprehensive loss".

        In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term and whether the Company has the intent and ability to hold that equity security until such recovery occurs. If an other-than-temporary impairment is identified, the security is written down to its fair value through earnings.

        Marketable debt and equity securities are generally classified as either "Cash and equivalents" or "Marketable securities and short-term investments" according to their maturity at the time of acquisition. Any marketable securities held as a long-term investment rather than as an investment of excess liquidity, are classified as "Other non-current assets". Other-than-temporary impairments relating to these investments are reported in either "Other income (expense), net" for equity securities or "Interest and other finance expense" for debt securities.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Information on the credit quality of trade receivables with an original maturity greater than one year and financing receivables is presented in Notes 7 and 9.

        Account balances are charged off against the allowance when the Company believes that the amount will not be recovered.

Concentrations of credit risk

The Company sells a broad range of products, systems and services to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company's customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers' financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in Accounts receivable and allowance for doubtful accounts. Such losses, in the aggregate, are in line with the Company's expectations.

        It is the Company's policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held, as well as maintaining such investments in time deposits or other liquid investments. The Company has not incurred significant credit losses related to such investments.

        The Company's exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most derivative counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. With regards to the sale of products, delivery is not considered to have occurred, and therefore no revenues are recognized, until the customer has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually-defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third-party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP). Subsequent to delivery of the products, the Company generally has no further contractual performance obligations that would preclude revenue recognition.

        Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company's best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effects of such adjustments are reported in the current period.

        Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

        For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

        Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company's activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a stand-alone service or as part of a service contract.

        Revenues for software license fees are recognized when persuasive evidence of a non-cancelable license agreement exists, delivery has occurred, the license fee is fixed or determinable, and collection is probable. In software arrangements that include rights to multiple software products and/or services, the total arrangement fee is allocated using the residual method. Under this method revenue is allocated to the undelivered elements based on vendor-specific objective evidence (VSOE) of the fair value of such undelivered elements and the residual amounts of revenue are allocated to the delivered elements. Elements included in multiple element arrangements may consist of software products, maintenance (which includes customer support services and unspecified upgrades), hosting, and consulting services. VSOE is based on the price generally charged when an element is sold separately or, in the case of an element not yet sold separately, the price established by management, if it is probable that the price, once established, will not change once the element is sold separately. If VSOE does not exist for an undelivered element, the total arrangement fee will be recognized as revenue over the life of the contract or upon delivery of the undelivered element.

        The Company offers multiple element arrangements to meet its customers' needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. If certain criteria are met, the Company allocates revenues to each delivery of product or performance of service based on the individual elements' relative fair value. A hierarchy of selling prices is used to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. The estimated selling price reflects the Company's best estimate of what the selling prices of elements would be if the elements were sold on a stand-alone basis. Revenue is allocated between the elements of an arrangement consideration at the inception of the arrangement. Such arrangements generally include industry-specific performance and termination provisions, such as in the event of substantial delays or non-delivery.

        Revenues are reported net of customer rebates and similar incentives. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes are presented on a net basis (excluded from revenues).

Contract loss provisions
Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.

Shipping and handling costs
Shipping and handling costs are recorded as a component of cost of sales.

Inventories
Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Impairment of long-lived assets
Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset's net carrying value exceeds the asset's net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

  •
  factories and office buildings: 30 to 40 years,

  •
  other facilities: 15 years,

  •
  machinery and equipment: 3 to 15 years,

  •
  furniture and office equipment: 3 to 8 years,

  •
  leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

Goodwill is tested for impairment annually as of October 1 or more frequently if events or circumstances indicate that the carrying value may not be recoverable. The Company performs a two-step impairment test. In the first step, the Company compares the fair value of each reporting unit to its carrying value. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review, the reporting units were the same as the operating segments for Power Systems, Discrete Automation and Motion, and Low Voltage Products, while for the Power Products and Process Automation operating segments, the reporting units were determined to be one level below the operating segment. The Company determines the fair value of its reporting units based on the income approach whereby the fair value of each reporting unit is calculated based on the present value of future cash flows. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit or its carrying amount is zero or negative and it is more likely than not that a goodwill impairment exists then the Company performs the second step of the impairment test to determine the implied fair value of the reporting unit's goodwill. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, the Company records an impairment charge equal to the difference.

        The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets' expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer-, technology- and marketing-related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Software for internal use

        Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Software to be sold

        Costs incurred after the software has demonstrated its technological feasibility until the product is available for general release to the customers are capitalized and amortized on a straight-line basis over the estimated life of the product. The Company periodically performs an evaluation to determine that the unamortized cost of software to be sold does not exceed the net realizable value. If the unamortized cost of software to be sold exceeds its net realizable value, the Company records an impairment charge equal to the difference.

Derivative financial instruments and hedging activities

The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

        The Company recognizes all derivatives, other than certain derivatives indexed to the Company's own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction. If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in "Accumulated other comprehensive loss" until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative's change in fair value is immediately recognized in earnings consistent with the classification of the hedged item.

        Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in "Accumulated other comprehensive loss" is reclassified into earnings consistent with the nature of the original forecasted transaction.

        Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

        Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item, primarily within "Net cash provided by operating activities".

Leases
The Company leases primarily real estate and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Sale-leasebacks
The Company occasionally enters into transactions accounted for as sale-leasebacks, in which fixed assets, generally real estate and/or equipment, are sold to a third party and then leased for use by the Company. Under certain circumstances, the necessary criteria to recognize a sale of these assets may not occur and then the transaction is reflected as a financing transaction, with the proceeds received from the transaction reflected as a borrowing or deposit liability. When the necessary criteria have been met to recognize a sale, gains or losses on the sale of the assets are generally deferred and amortized over the term of the transaction, except in certain limited instances when a portion of the gain or loss may be recognized upon inception. The lease of the asset is accounted for as either an operating lease or a capital lease, depending upon its specific terms.

Translation of foreign currencies and foreign exchange transactions

The functional currency for most of the Company's subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company's reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in "Accumulated other comprehensive loss" until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

        Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in "Accumulated other comprehensive loss". Exchange gains and losses recognized in earnings are included in "Total revenues", "Total cost of sales", "Selling, general and administrative expenses" or "Interest and other finance expense" consistent with the nature of the underlying item.

Income taxes

The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. For financial statement purposes, the Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction's technical merit. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

        Deferred taxes are provided on unredeemed retained earnings of the Company's subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

        The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies on the basis of their technical merits, including relative tax law and Organisation for Economic Co-operation and Development (OECD) guidelines, as well as on items relating to potential audits by tax authorities based upon its evaluations of the facts and circumstances as of each reporting period. Changes in the facts and circumstances could result in a material change to the tax accruals. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws.

        The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement.

        Expense related to tax penalties is classified in the Consolidated Income Statements as "Provision for taxes", while interest thereon is classified as "Interest and other finance expense".

Research and development
Research and development costs not related to specific customer orders are generally expensed as incurred.

Earnings per share
Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. See further discussion related to earnings per share in Note 20 and further discussion of the potentially dilutive securities in Note 18.

Share-based payment arrangements
The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in income over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity, equity and interest rate derivatives, as well as available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

        Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company's assumptions about market data.

        The levels of the fair value hierarchy are as follows:

Level 1:	Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as commodity futures, and certain government securities.
Level 2:
Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued using Level 2 inputs include investments in certain funds, certain government securities, corporate debt securities, interest rate swaps, commodity swaps, cash-settled call options, as well as foreign exchange forward contracts and foreign exchange swaps.
Level 3:	Valuation inputs are based on the Company's assumptions of relevant market data (unobservable input).

        Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purposes of determining the fair value of cash-settled call options serving as hedges of the Company's management incentive plan (MIP), bid prices are used.

        When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

        Disclosures about the Company's fair value measurements of assets and liabilities are included in Note 6.

Contingencies and asset retirement obligations

The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to taxes other than income tax, environmental, labor, product, regulatory and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

        The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company's best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

        The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company's products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

        The Company may have a legal obligation to perform environmental clean-up activities as a result of the normal operation of its business or have other asset retirement obligations. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these and other asset retirement obligations when a liability for the retirement or clean-up activity has been incurred and a reasonable estimate of its fair value can be made. Asset retirement provisions are initially recognized at fair value, and subsequently adjusted for accrued interest and changes in estimates. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan's overfunded status or a liability for such a plan's underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan's assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in "Accumulated other comprehensive loss" and as a separate component of stockholders' equity.

        The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

        The Company's various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the "Fair value measures" section above.

        See Note 17 for further discussion of the Company's employee benefit plans.

Business combinations
Assets acquired and liabilities assumed in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships, in-process research and development and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See the "Goodwill and other intangible assets" section above. Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Restructuring costs are generally expensed in periods subsequent to the acquisition date. Changes in valuation allowances on acquired deferred tax assets that occur after the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) are recognized in income. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

Acquisitions, increases in controlling interests and divestments (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

($ in millions, except number of acquired businesses)	2011	2010	2009
Acquisitions (net of cash acquired)(1)	3,805	1,275	159
Aggregate excess of purchase price over fair value of net assets acquired(2)	3,261	1,091	147
Number of acquired businesses	10	9	8
(1)
Excluding changes in cost and equity investments but including, in 2011, $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date.

(2)
Recorded as goodwill (see Note 11).

Aggregate preliminary purchase consideration for business acquisitions

The aggregate preliminary purchase consideration for business acquisitions in 2011, has been allocated as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Baldor(1)	Other(2)	Total	Baldor
Customer relationships	996	220	1,216	19 years
Technology	259	156	415	7 years
Trade name	121	32	153	10 years
Order backlog	15	36	51	2 months
Other intangible assets	15	3	18	5 years

Intangible assets	1,406	447	1,853	16 years
Fixed assets	382	40	422
Debt acquired	(1,241)	(202)	(1,443)
Deferred tax liabilities	(693)	(99)	(792)
Inventories	422	35	457
Other assets and liabilities, net(3)	51	(4)	47
Goodwill(4)	2,728	533	3,261

Total consideration (net of cash acquired)(5)	3,055	750	3,805

(1)
The allocation of the purchase consideration for the Baldor acquisition was finalized in February 2012.

(2)
The allocated amounts in Other primarily relate to the acquisitions of Mincom, Trasfor and Lorentzen & Wettre.

(3)
Gross receivables from the Baldor acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(4)
The goodwill related to Baldor is not deductible for income tax purposes. The Company does not expect the majority of the remaining goodwill recognized to be deductible for income tax purposes.

(5)
Cash acquired in the Baldor acquisition totaled $48 million. Additional consideration for the Baldor acquisition included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amount	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Unaudited pro forma financial information

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

Divestments

($ in millions)	2011	2010	2009
Proceeds from divestments	8	83	16
Net gains (losses) recognized on divestments, included in "Other income (expense), net"	1	12	(1)

Baldor Electric Company
Acquisitions
Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans adjustments	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Taxation adjustments	(65)	26
Other	—	(23)

Total pro forma adjustments	141	(78)

Cash and equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2011
Cash and equivalents and marketable securities
Cash, cash equivalents, and short-term investments

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

	December 31, 2010
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,851			1,851	1,851	—
Time deposits	4,044			4,044	3,665	379
Debt securities available-for-sale:
—U.S. government obligations	147	5	(1)	151	—	151
—Other government obligations	4	—	(1)	3	—	3
—Corporate	708	8	—	716	381	335
Equity securities available-for-sale	1,836	11	(2)	1,845	—	1,845

Total	8,590	24	(4)	8,610	5,897	2,713

Contractual maturities of debt securities classified as available-for-sale

	December 31, 2011
	Available-for-sale
($ in millions)	Cost basis	Fair value
Less than one year	180	180
One to five years	799	808
Six to ten years	75	81

Total	1,054	1,069

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2011	2010	2009
Foreign exchange contracts	16,503	16,971	14,446
Embedded foreign exchange derivatives	3,439	2,891	3,951
Interest rate contracts	5,535	2,357	2,860

		Total notional amounts at December 31,
Type of derivative	Unit	2011	2010	2009
Copper swaps	metric tonnes	38,414	20,977	22,002
Aluminum swaps	metric tonnes	5,068	3,050	2,193
Nickel swaps	metric tonnes	18	36	24
Lead swaps	metric tonnes	13,325	9,525	—
Zinc swaps	metric tonnes	125	—	—
Silver swaps	ounces	1,981,646	—	—
Electricity futures	megawatt hours	326,960	363,340	367,748
Crude oil swaps	barrels	113,397	121,979	154,632

Gain (loss) on cash flow hedges

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	11	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(17)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(21)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(27)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	107	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	9	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	112		29		3

2009
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	84	Total revenues	(91)	Total revenues	4
		Total cost of sales	4	Total cost of sales	—
Commodity contracts	31	Total cost of sales	(40)	Total cost of sales	2
Cash-settled call options	8	SG&A expenses(2)	(16)	SG&A expenses(2)	—

Total	123		(143)		6

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(24)		24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(12)		12

2009
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	41	Interest and other finance expense	(41)
Cross-currency swaps	Interest and other finance expense	3	Interest and other finance expense	(3)

Total		44		(44)

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2011	2010	2009
Foreign exchange contracts	Total revenues	(93)	436	389
	Total cost of sales	(25)	(263)	(264)
	Interest and other finance expense	265	563	70
Embedded foreign exchange contracts	Total revenues	(31)	(279)	(234)
	Total cost of sales	11	17	51
Commodity contracts	Total cost of sales	(59)	38	96
	Interest and other finance expense	1	—	—
Cross-currency swaps	Interest and other finance expense	—	—	2
Interest rate contracts	Interest and other finance expense	—	—	2
Cash-settled call options	Interest and other finance expense	(1)	(1)	1

Total		68	511	113

Fair value of derivatives

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61

	December 31, 2010
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	106	39	23	12
Commodity contracts	8	—	—	—
Interest rate contracts	14	50	—	—
Cash-settled call options	18	25	—	—

Total	146	114	23	12

Derivatives not designated as hedging instruments:
Foreign exchange contracts	435	62	140	14
Commodity contracts	42	2	7	—
Interest rate contracts	—	—	—	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	23	4	134	50

Total	500	70	281	65

Total fair value	646	184	304	77

Fair values (Tables)	12 Months Ended
Dec. 31, 2011
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	381	—	381
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,842	—	1,845
Debt securities—U.S. government obligations	151	—	—	151
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	335	—	335
Available-for-sale securities in "Other non-current assets" Equity securities	—	—	—	—
Derivative assets—current in "Other current assets"	12	634	—	646
Derivative assets—non-current in "Other non-current assets"	—	184	—	184

Total	169	3,376	—	3,545

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	297	—	304
Derivative liabilities—non-current in "Other non-current liabilities"	—	77	—	77

Total	7	374	—	381

Receivables, net (Tables)	12 Months Ended
Dec. 31, 2011
Receivables, net
Receivables, net

	December 31,
($ in millions)	2011	2010
Trade receivables	7,750	7,155
Other receivables	764	776
Allowance	(227)	(215)

	8,287	7,716
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,503	3,151
Advance payments consumed	(1,017)	(897)

	2,486	2,254

Total	10,773	9,970

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2011	2010	2009
Balance at January 1,	215	312	232
Additions	157	119	195
Deductions	(131)	(216)	(119)
Exchange rate differences	(14)	—	4

Balance at December 31,	227	215	312

Schedule of gross amounts and allowances for trade receivables with maturities over one year and other financing receivables

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	252	108	360	154	82	236
—Collectively evaluated for impairment	282	129	411	391	71	462

Total	534	237	771	545	153	698

Doubtful debt allowance:
—From individual impairment evaluation	(41)	(5)	(46)	(27)	—	(27)
—From collective impairment evaluation	(9)	—	(9)	(10)	—	(10)

Total	(50)	(5)	(55)	(37)	—	(37)

Recorded net amount	484	232	716	508	153	661

Schedule of changes in the doubtful debt allowance for trade receivables with original contractual maturity > 1 year

2011
($ in millions)
Trade receivables (excluding those with a contractual maturity of one year or less):
Balance at January 1,	37
Reversal of allowance	(13)
Additions to allowance	36
Amounts written off	(3)
Exchange rate differences	(7)

Balance at December 31,	50

Schedule of credit assessment methodology to assess the creditworthiness of customers

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

Schedule of credit risk profile, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other financing receivables

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	251	196	447	219	125	344
B	134	18	152	199	5	204
C	122	20	142	87	12	99
D	22	1	23	37	2	39
E	5	2	7	3	9	12

Total gross amount	534	237	771	545	153	698

Schedule of receivables aging analysis on a gross basis, of trade receivables with maturities over one year and other financing receivables

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

	December 31, 2010
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2010(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	49	7	6	40	9	434	545
Other receivables	1	—	—	18	—	134	153

Total gross amount	50	7	6	58	9	568	698

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the long-term contract.

Inventories, net (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, net
Inventories, net

	December 31,
($ in millions)	2011	2010
Raw materials	2,345	1,988
Work in process	1,796	1,744
Finished goods	1,628	1,226
Advances to suppliers	253	219

	6,022	5,177
Advance payments consumed	(285)	(299)

Total	5,737	4,878

Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2011
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2011	2010
Pledged financial assets	286	293
Shares and participations	143	58
Derivatives (including embedded derivatives) (see Note 5)	105	184
Restricted cash	103	54
Loans granted (see Note 6)	52	56
Other	115	122

Total	804	767

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net.
Property, plant and equipment, net

	December 31,
($ in millions)	2011	2010
Land and buildings	3,648	3,440
Machinery and equipment	6,847	6,371
Construction in progress	548	447

	11,043	10,258
Accumulated depreciation	(6,121)	(5,902)

Total	4,922	4,356

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2011	2010
Land and buildings	80	105
Machinery and equipment	75	76

	155	181
Accumulated depreciation	(83)	(92)

Total	72	89

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2010	619	429	564	379	1,011	42	3,044
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2010	619	429	564	379	1,011	24	3,026
Goodwill acquired during the year	6	973	—	37	75	—	1,091
Exchange rate differences	(3)	8	(17)	(17)	5	—	(24)
Other	(8)	1	—	—	(1)	—	(8)

Balance at December 31, 2010	614	1,411	547	399	1,090	24	4,085

Goodwill acquired during the year	109	321	2,765	16	50	—	3,261
Exchange rate differences	(11)	(24)	(19)	(8)	(10)	(2)	(74)
Other	—	(3)	—	—	—	—	(3)

Balance at December 31, 2011	712	1,705	3,293	407	1,130	22	7,269

Intangible assets other than goodwill

	December 31, 2011			December 31, 2010
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	640	(483)	157	613	(441)	172
Capitalized software for sale	393	(295)	98	419	(285)	134
Intangibles other than software:
—Customer-related	1,499	(163)	1,336	315	(73)	242
—Technology-related	564	(123)	441	140	(52)	88
—Marketing-related	213	(32)	181	68	(15)	53
—Other	70	(30)	40	52	(40)	12

Total	3,379	(1,126)	2,253	1,607	(906)	701

Schedule of additions to intangible assets other than goodwill

($ in millions)	2011	2010
Capitalized software for internal use	74	41
Capitalized software for sale	—	128
Intangibles other than software	1,843	249

Total	1,917	418

Schedule of additions to intangible assets other than goodwill related to business combinations

	2011		2010
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for internal use	15	5 years	—
Capitalized software for sale	—		128	5 years
Intangibles other than software	1,838	14 years	228	9 years

Total	1,853	14 years	356	8 years

Amortization expense of intangible assets other than goodwill

($ in millions)	2011	2010	2009
Capitalized software for internal use	87	75	76
Capitalized software for sale	48	32	25
Intangibles other than software	200	50	53

Total	335	157	154

Future amortization expense of intangible assets other than goodwill
At December 31, 2011, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2012	322
2013	286
2014	242
2015	195
2016	174
Thereafter	1,034

Total	2,253

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2011	2010
Short-term debt (weighted-average interest rate of 3.4% and 6.2%)	689	124
Current maturities of long-term debt (weighted-average nominal interest rate of 4.6% and 6.4%)	76	919

Total	765	1,043

Schedule of long-term debt

	December 31,
	2011			2010
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	1,875	3.3%	1.6%	1,919	5.7%	3.2%
Fixed rate	1,432	3.7%	3.7%	139	5.6%	5.6%

	3,307			2,058
Current portion of long-term debt	(76)	4.6%	4.6%	(919)	6.4%	4.3%

Total	3,231			1,139

Schedule of maturities of long-term debt
At December 31, 2011, maturities of long-term debt were as follows:

($ in millions)
Due in 2012	76
Due in 2013	968
Due in 2014	14
Due in 2015	18
Due in 2016	1,149
Thereafter	1,082

Total	3,307

Schedule of outstanding bonds

	December 31,
	2011			2010
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
6.5% EUR Instruments, due 2011			—	EUR	650	$882
4.625% EUR Instruments, due 2013	EUR	700	$910	EUR	700	$946
2.5% USD Notes, due 2016	USD	600	$596			—
1.25% CHF Bonds, due 2016	CHF	500	$535			—
4.0% USD Notes, due 2021	USD	650	$640			—
2.25% CHF Bonds, due 2021	CHF	350	$378			—

Total outstanding bonds			$3,059			$1,828

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.

Provisions and other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Provisions and other current liabilities and other non-current liabilities
Provisions and other current liabilities

	December 31,
($ in millions)	2011	2010
Contract-related provisions	588	655
Current derivative liabilities (see Note 5)	431	304
Taxes payable	377	430
Restructuring and other related provisions	242	344
Provisions for contractual penalties and compliance and litigation matters	225	251
Provision for insurance related reserves	208	187
Income tax related liabilities	153	72
Pension and other employee benefits (see Note 17)	76	68
Environmental provisions (see Note 15)	22	161
Other	297	254

Total	2,619	2,726

Other non-current liabilities

	December 31,
($ in millions)	2011	2010
Income tax related liabilities	647	798
Non-current deposit liabilities (see Note 9)	286	293
Environmental provisions (see Note 15)	70	85
Non-current derivative liabilities (see Note 5)	61	77
Deferred income	56	59
Other	376	406

Total	1,496	1,718

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases
Future net minimum lease payments for operating leases

At December 31, 2011, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2012	477
2013	401
2014	340
2015	284
2016	244
Thereafter	340

2,086
Sublease income	(96)

Total	1,990

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

At December 31, 2011, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2012	27
2013	24
2014	20
2015	15
2016	13
Thereafter	84

Total minimum lease payments	183
Less amount representing estimated executory costs included in total minimum lease payments	(2)

Net minimum lease payments	181
Less amount representing interest	(85)

Present value of minimum lease payments	96

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies.
Effect of Nuclear Technology and other environmental obligations on cash flows

($ in millions)	2011	2010	2009
Cash expenditures:
Nuclear Technology business	145	20	11
Various businesses	4	6	18

	149	26	29

Effect of Nuclear Technology and other environmental obligations on the balance sheet

	December 31,
($ in millions)	2011	2010
Provision balance relating to:
Nuclear Technology business	24	181
Various businesses	68	65

	92	246

Environmental provisions included in:
Provisions and other current liabilities	22	161
Other non-current liabilities	70	85

	92	246

Best estimate of future payments for guarantee obligations

	December 31,
	2011	2010
($ in millions)	Maximum potential payments
Performance guarantees	148	125
Financial guarantees	85	84
Indemnification guarantees	194	203

Total	427	412

Provisions for warranties

($ in millions)	2011	2010
Balance at January 1,	1,393	1,280
Warranties assumed through acquisitions	10	—
Claims paid in cash or in kind	(177)	(183)
Net increase in provision for changes in estimates, warranties issued and warranties expired	124	280
Exchange rate differences	(26)	16

Balance at December 31,	1,324	1,393

Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes.
Provision for taxes

($ in millions)	2011	2010	2009
Current taxes on income	1,278	867	1,057
Deferred taxes	(34)	151	(56)

Tax expense from continuing operations	1,244	1,018	1,001

Tax benefit from discontinued operations	(1)	(3)	(7)

Effective tax rate for the year

($ in millions, except % data)	2011	2010	2009
Reconciliation of taxes:
Income from continuing operations before taxes	4,550	3,740	4,120
Weighted-average tax rate	24.9%	25.3%	23.9%
Taxes at weighted-average tax rate	1,134	945	983
Items taxed at rates other than the weighted-average tax rate	103	(21)	(13)
Changes in valuation allowance, net	(22)	60	(46)
Changes in tax laws and enacted tax rates	(17)	6	5
Other, net	46	28	72

Tax expense from continuing operations	1,244	1,018	1,001

Effective tax rate for the year	27.3%	27.2%	24.3%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2011	2010
Deferred tax assets:
Unused tax losses and credits	963	1,102
Pension and other accrued liabilities	1,064	1,005
Inventories	276	241
Property, plant and equipment	192	90
Other	134	134

Total gross deferred tax asset	2,629	2,572
Valuation allowance	(375)	(450)

Total gross deferred tax asset, net of valuation allowance	2,254	2,122
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,037)	(441)
Pension and other accrued liabilities	(164)	(191)
Inventories	(152)	(159)
Other current assets	(220)	(137)
Unremitted earnings	(213)	(171)
Other	(60)	(49)

Total gross deferred tax liability	(1,846)	(1,148)

Net deferred tax asset	408	974

Included in:
"Deferred taxes"—current assets	932	896
"Deferred taxes"—non-current assets	318	846
"Deferred taxes"—current liabilities	(305)	(357)
"Deferred taxes"—non-current liabilities	(537)	(411)

Net deferred tax asset	408	974

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2009	598	139	737
Net change due to acquisitions and divestments	(2)	—	(2)
Increase relating to prior year tax positions	133	62	195
Decrease relating to prior year tax positions	(9)	(8)	(17)
Increase relating to current year tax positions	93	6	99
Decrease due to settlements with tax authorities	(41)	(3)	(44)
Decrease as a result of the applicable statute of limitations	(69)	(22)	(91)
Exchange rate differences	9	2	11

Balance at December 31, 2009, which would, if recognized, affect the effective tax rate	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010, which would, if recognized, affect the effective tax rate	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822

Open tax years subject to examination
At December 31, 2011, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2008
Asia	2002
Middle East & Africa	2004

Employee benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,337	8,914	214	219
Service cost	242	210	2	2
Interest cost	402	389	12	12
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Benefit obligations of businesses disposed and acquired	20	—	39	—
Actuarial (gain) loss	472	168	9	(6)
Plan amendments and other	5	16	—	(1)
Exchange rate differences	(188)	153	—	1

Benefit obligation at December 31,	9,817	9,337	260	214

Fair value of plan assets at January 1,	9,010	8,149	—	—
Actual return on plan assets	155	636	—	—
Contributions by employer	305	567	16	13
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Plan assets of businesses disposed and acquired	18	—	—	—
Plan amendments and other	(6)	(12)	—	—
Exchange rate differences	(142)	183	—	—

Fair value of plan assets at December 31,	8,867	9,010	—	—

Funded status—underfunded	950	327	260	214

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	(1)	(2)
Net actuarial loss	(1,826)	(1,135)	(1,313)	(71)	(65)	(77)
Prior service cost	(34)	(43)	(40)	42	51	61

Amount recognized in OCI(1) and NCI(2)	(1,860)	(1,178)	(1,353)	(29)	(15)	(18)
Taxes associated with amount recognized in OCI(1) and NCI(2)	415	270	301	—	—	—

Total amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,445)	(908)	(1,052)	(29)	(15)	(18)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(2) million, $(5) million and $(2) million at December 31, 2011, 2010 and 2009, respectively.

Defined benefit plan, funded status

	December 31,
	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(138)	(172)	—	—
Underfunded plans—current	25	26	18	16
Underfunded plans—non-current	1,063	473	242	198

Funded status	950	327	260	214

Defined benefit plan, Non-current assets

	December 31,
($ in millions)	2011	2010
Non-current assets
Overfunded pension plans	(138)	(172)
Other employee-related benefits	(1)	(1)

Prepaid pension and other employee benefits	(139)	(173)

Defined benefit plan, Current liabilities

	December 31,
($ in millions)	2011	2010
Current liabilities
Underfunded pension plans	25	26
Underfunded other benefit plans	18	16
Other employee-related benefits	33	26

Pension and other employee benefits (Note 13)	76	68

Defined benefit plan, Non-current liabilities

	December 31,
($ in millions)	2011	2010
Non-current liabilities
Underfunded pension plans	1,063	473
Underfunded other benefit plans	242	198
Other employee-related benefits	182	160

Pension and other employee benefits	1,487	831

Difference of PBO and fair value of plan assets

	December 31,
	2011			2010
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	7,353	6,265	1,088	3,901	3,402	499
Assets exceed PBO	2,464	2,602	(138)	5,436	5,608	(172)

Total	9,817	8,867	950	9,337	9,010	327

Difference of ABO and fair value of plan assets

	December 31,
	2011			2010
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	5,747	4,839	908	2,080	1,725	355
Assets exceed ABO	3,765	4,028	(263)	6,944	7,285	(341)

Total	9,512	8,867	645	9,024	9,010	14

Component of net periodic benefit cost

	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	242	210	154	2	2	2
Interest cost	402	389	432	12	12	13
Expected return on plan assets	(507)	(422)	(384)	—	—	—
Amortization of transition liability	—	—	—	1	1	1
Amortization of prior service cost	44	26	13	(9)	(9)	(11)
Amortization of net actuarial loss	52	71	71	3	5	6
Curtailments, settlements and special termination benefits	3	8	2	—	—	(8)

Net periodic benefit cost	236	282	288	9	11	3

Weighted-average assumptions, Benefit obligation

	December 31,
	2011	2010	2011	2010
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.91	4.29	4.07	5.03
Rate of compensation increase	1.62	2.05	—	—
Pension increase assumption	0.97	1.06	—	—

Weighted-average assumptions, Net periodic benefit cost

	2011	2010	2009	2011	2010	2009
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	4.29	4.66	5.63	5.03	5.54	6.30
Expected long-term rate of return on plan assets	5.45	5.44	5.47	—	—	—
Rate of compensation increase	2.05	2.13	2.22	—	—	—

Health care cost trend assumptions

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.84%	7.93%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2017

One-percentage-point change in assumed health care cost trend rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2011:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Target asset allocation on weighted-average basis

Target percentage
Asset Class
Cash and equivalents	5
Global equities	20
Emerging markets equities	3
Global fixed income	54
Emerging markets fixed income	4
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

Fair value of pension plan assets by asset category

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	39	372	—	411
Global equities	2,301	77	—	2,378
Emerging markets equities	350	—	—	350
Global fixed income	1,790	2,643	—	4,433
Emerging markets fixed income	—	290	—	290
Insurance contracts	—	23	—	23
Private equity	1	26	156	183
Hedge funds	2	—	136	138
Real estate	79	—	696	775
Commodities	29	—	—	29

Total	4,591	3,431	988	9,010

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Total Level 3
Balance at January 1, 2010	149	127	621	897
Return on plan assets:
Assets still held at December 31, 2010	21	4	9	34
Assets sold during the year	(5)	(4)	—	(9)
Purchases (sales)	(12)	—	5	(7)
Transfers into Level 3	—	—	—	—
Exchange rate differences	3	9	61	73

Balance at December 31, 2010	156	136	696	988

Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	5
Assets sold during the year	22	(6)	7	23
Purchases (sales)	(27)	(14)	32	(9)
Transfers into Level 3	29	—	2	31
Exchange rate differences	—	1	(8)	(7)

Balance at December 31, 2011	177	113	741	1,031

Schedule of employer contributions to pension and other postretirement benefit plans

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	305	567	16	13
Of which, discretionary contributions to defined benefit pension plans	36	331	—	—

Expected future cash flows of pension and postretirement benefit plans

The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2011 are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2012	609	19	(1)
2013	614	20	(1)
2014	594	20	(1)
2015	586	20	(1)
2016	593	20	(1)
Years 2017 - 2021	2,892	100	(7)

Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Share-based payment arrangements
Assumptions used in valuation of warrants and options

	2011 grant	2010 grant	2009 grant
Expected volatility	26%	30%	41%
Dividend yield	2.44%	2.35%	2.34%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.59%	1.20%	1.93%

Summary of activity, warrants and options

	Number of instruments	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2011	128,114,150	25,622,830	25.00
Granted	46,316,078	9,263,216	25.50
Exercised(4)	(7,282,500)	(1,456,500)	15.30
Forfeited	(1,539,374)	(307,875)	25.33

Outstanding at December 31, 2011	165,608,354	33,121,671	25.56	3.6	1.9

Vested and expected to vest at December 31, 2011	154,455,269	30,891,054	25.74	3.5	1.9
Exercisable at December 31, 2011	65,225,668	13,045,134	29.23	2.0	1.9
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to $26 million. The shares were issued out of contingent capital.

Summary of warrants and options, by exercise price

Presented below is a summary, by launch, related to instruments outstanding at December 31, 2011:

Exercise price (in Swiss francs)(1)	Number of instruments	Number of shares(2)	Weighted-average remaining contractual term (in years)
15.30	4,085,000	817,000	0.1
26.00	26,475,740	5,295,148	1.4
36.40	27,806,410	5,561,282	2.4
19.00	23,045,500	4,609,100	3.4
22.50	38,283,500	7,656,700	4.4
25.50	45,912,204	9,182,441	5.4

Total number of instruments and shares	165,608,354	33,121,671	3.6

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs
Outstanding at January 1, 2011	58,401,395
Granted	10,453,300
Exercised	(6,781,355)
Forfeited	(735,000)

Outstanding at December 31, 2011	61,338,340

Exercisable at December 31, 2011	22,405,040

Assumptions used for ESAP fair value calculation

	2011 grant	2010 grant	2009 grant
Expected volatility	33%	27%	35%
Dividend yield	3.13%	2.49%	2.07%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0.26%	0.37%

Summary of activity, ESAP

	Number of shares(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2011	4,140,440	20.46
Granted	4,904,690	15.98
Forfeited	(205,600)	20.35
Exercised(4)	(20,366)	20.46
Not exercised (savings returned plus interest)	(3,919,624)	20.46

Outstanding at December 31, 2011	4,899,540	15.98	0.8	8.3

Vested and expected to vest at December 31, 2011	4,693,788	15.98	0.8	8.0
Exercisable at December 31, 2011	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise and the corresponding tax benefit were not significant. The shares were issued out of treasury shares.

Summary of launches, LTIP outstanding

Launch year	Evaluation Period	Reference price (Swiss francs)(1)
2009	March 15, 2009, to March 15, 2012	14.16
2010	March 15, 2010, to March 15, 2013	21.63
2011	March 15, 2011, to March 15, 2014	22.25
(1)
For the purpose of comparison with the peers, the reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.

Summary of activity, LTIP

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1)	Only Cash Settlement(2)	Total	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2011	2,337,021	228,913	2,565,934	16.17
Granted	487,814	300,986	788,800	17.91
Vested	(169,260)	—	(169,260)	28.34
Expired(3)	(698,392)	(13,714)	(712,106)	25.51
Forfeited	(103,362)	(19,157)	(122,519)	12.37

Nonvested at December 31, 2011	1,853,821	497,028	2,350,849	13.25

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's Performance condition were not satisfied.

Assumptions used for equity-settled awards under LTIP

	LTIP 2011 Launch		LTIP 2010 Launch		LTIP 2009 Launch
Equity-Settled Awards at grant dates of	From	To	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	10.4	41.8	19.5	53.5	5.6	51.5
—Risk-free rates (%)	2.1	4.4	1.9	4.3	2.2	4.1
—Equity betas	0.83	1.30	0.83	1.31	0.81	1.29
—Equity risk premiums (%)	5.0	7.0	6.0	8.0	6.0	8.0

Assumptions used for cash-settled awards under LTIP

	December 31,
	2011		2010
Cash-Settled Awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.6	49.8	12.5	46.4
—Risk-free rates (%)	1.0	3.7	1.8	4.4
—Equity betas	0.86	1.26	0.84	1.30
—Equity risk premiums (%)	5.0	7.0	6.0	8.0

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.12	1.26
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.38	1.12	1.27

Diluted earnings per share

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Effect of dilutive securities:
Call options and shares	3	4	4

Dilutive weighted-average number of shares outstanding	2,291	2,291	2,288

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.11	1.26
Income from discontinued operations, net of tax	—	0.01	0.01

Net income	1.38	1.12	1.27

Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and related expenses
Schedule of restructuring cost by type

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Employee severance costs	536	95	342
Estimated contract settlement, loss order and other costs	230	98	129
Inventory and long-lived asset impairments	70	20	45

Total	836	213	516

Schedule of restructuring cost by income statement location

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Total cost of sales	475	110	293
Selling, general and administrative expenses	143	36	75
Other income (expense), net	218	67	148

Total	836	213	516

Costs incurred in 2010 and the cumulative costs incurred to date

($ in millions)	Cumulative costs incurred up to December 31, 2010
Power Products	122
Power Systems	139
Discrete Automation and Motion	256
Low Voltage Products	114
Process Automation	183
Corporate and Other	22

Total	836

Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2011
Operating segment and geographic data
Operating segment information

	2011
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,028	1,841	10,869	200	10,901	1,782	16.3%
Power Systems	7,833	268	8,101	144	8,128	743	9.1%
Discrete Automation and Motion	8,047	759	8,806	251	8,817	1,664	18.9%
Low Voltage Products	4,953	351	5,304	116	5,315	1,059	19.9%
Process Automation	8,078	222	8,300	83	8,318	1,028	12.4%
Corporate and Other	51	1,508	1,559	201	1,558	(194)	—
Intersegment elimination	—	(4,949)	(4,949)	—	(4,949)	(68)	—

Consolidated	37,990	—	37,990	995	38,088	6,014	15.8%

	2010
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	8,486	1,713	10,199	177	10,202	1,861	18.2%
Power Systems	6,590	196	6,786	84	6,783	304	4.5%
Discrete Automation and Motion	4,978	639	5,617	78	5,613	1,026	18.3%
Low Voltage Products	4,263	291	4,554	105	4,554	926	20.3%
Process Automation	7,209	223	7,432	76	7,427	925	12.5%
Corporate and Other	63	1,468	1,531	182	1,532	(230)	—
Intersegment elimination	—	(4,530)	(4,530)	—	(4,530)	12	—

Consolidated	31,589	—	31,589	702	31,581	4,824	15.3%

	2009
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues	Depreciation and amortization	Operational revenues	Operational EBITDA(1)	Operational EBITDA margin (%)
Power Products	9,370	1,869	11,239	185	11,229	2,136	19.0%
Power Systems	6,356	193	6,549	46	6,508	532	8.2%
Discrete Automation and Motion	4,601	804	5,405	74	5,374	773	14.4%
Low Voltage Products	3,799	272	4,071	100	4,059	679	16.7%
Process Automation	7,606	233	7,839	80	7,785	861	11.1%
Corporate and Other	63	1,504	1,567	170	1,567	(180)	—
Intersegment elimination	—	(4,875)	(4,875)	—	(4,875)	(5)	—

Consolidated	31,795	—	31,795	655	31,647	4,796	15.2%

(1)
Operational EBITDA by segment is presented before the elimination of intersegment profits made on inventory sales.

Reconciliation of Operational revenues to Revenues and Operational EBITDA to EBIT
	Year ended December 31, 2011
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,901	8,128	8,817	5,315	8,318	(3,391)	38,088
Unrealized gains and losses on derivatives	(49)	(56)	(29)	(16)	(39)	1	(188)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	(19)	1	—	2	—	(33)
Unrealized foreign exchange movements on receivables (and related assets)	34	48	17	5	19	—	123

Total revenues	10,869	8,101	8,806	5,304	8,300	(3,390)	37,990
Operational EBITDA	1,782	743	1,664	1,059	1,028	(262)	6,014
Depreciation and amortization	(200)	(144)	(251)	(116)	(83)	(201)	(995)
Acquisition-related expenses and certain non-recurring items	—	—	(90)	—	—	(17)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	(16)	(29)	(21)	4	(38)	(158)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	(19)	(2)	—	2	1	(32)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	38	12	2	20	1	109
Restructuring and restructuring-related expenses	(70)	(54)	(10)	(20)	(8)	(2)	(164)

EBIT	1,476	548	1,294	904	963	(518)	4,667
Operational EBITDA margin (%)	16.3%	9.1%	18.9%	19.9%	12.4%	—	15.8%

	Year ended December 31, 2010
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	10,202	6,783	5,613	4,554	7,427	(2,998)	31,581
Unrealized gains and losses on derivatives	20	30	16	3	11	—	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	6	9	(1)	1	12	1	28
Unrealized foreign exchange movements on receivables (and related assets)	(29)	(36)	(11)	(4)	(18)	(2)	(100)

Total revenues	10,199	6,786	5,617	4,554	7,432	(2,999)	31,589
Operational EBITDA	1,861	304	1,026	926	925	(218)	4,824
Depreciation and amortization	(177)	(84)	(78)	(105)	(76)	(182)	(702)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	10	(8)	6	4	(33)	18	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	(15)	—	—	3	(1)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(18)	(35)	(8)	(1)	(16)	(1)	(79)
Restructuring and restructuring-related expenses	(44)	(48)	(35)	(36)	(44)	(6)	(213)

EBIT	1,636	114	911	788	759	(390)	3,818
Operational EBITDA margin (%)	18.2%	4.5%	18.3%	20.3%	12.5%	—	15.3%

	Year ended December 31, 2009
($ in millions, except Operational EBITDA margin in %)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other and Intersegment elimination	Consolidated
Operational revenues	11,229	6,508	5,374	4,059	7,785	(3,308)	31,647
Unrealized gains and losses on derivatives	31	36	43	9	79	—	198
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(3)	22	—	(1)	6	—	24
Unrealized foreign exchange movements on receivables (and related assets)	(18)	(17)	(12)	4	(31)	—	(74)

Total revenues	11,239	6,549	5,405	4,071	7,839	(3,308)	31,795
Operational EBITDA	2,136	532	773	679	861	(185)	4,796
Depreciation and amortization	(185)	(46)	(74)	(100)	(80)	(170)	(655)
Net release of certain provisions	—	—	—	—	—	431	431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	93	(11)	32	1	(29)	(7)	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(4)	22	(1)	—	5	—	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(4)	(13)	(2)	5	(17)	—	(31)
Restructuring and restructuring-related expenses	(77)	(90)	(154)	(67)	(114)	(14)	(516)

EBIT	1,959	394	574	518	626	55	4,126
Operational EBITDA margin (%)	19.0%	8.2%	14.4%	16.7%	11.1%	—	15.2%

Capital expenditure and Total assets after intersegment eliminations

	Capital expenditure(1)			Total assets(1)
($ in millions)	2011	2010	2009	2011	2010	2009
Power Products	192	200	272	7,355	7,205	6,882
Power Systems	136	119	131	7,469	6,039	4,602
Discrete Automation and Motion	202	98	119	9,195	3,696	3,348
Low Voltage Products	149	100	150	3,333	2,899	2,726
Process Automation	72	76	99	4,777	4,728	4,551
Corporate and Other	270	247	196	7,519	11,728	12,619

Consolidated	1,021	840	967	39,648	36,295	34,728

(1)
Capital expenditure and Total assets are after intersegment eliminations and therefore refer to third-party activities only.

Geographic information

	Revenues			Long-lived assets at December 31,
($ in millions)	2011	2010	2009	2011	2010
Europe	14,657	12,378	13,093	3,067	2,995
The Americas	9,043	6,213	6,049	829	345
Asia	10,136	8,872	8,684	862	849
Middle East and Africa	4,154	4,126	3,969	164	167

	37,990	31,589	31,795	4,922	4,356

Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Significant accounting policies
Operating cycle of a portion of the Company's activities (in years)	1
Taxes
Minimum percentage likelihood of being realized upon ultimate settlement used to determine the amount of uncertain tax benefits	50.00%
Minimum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	20.00%
Amortization Periods
Amortization period of internally developed software (in years)	3
Amortization period for customer technology and marketing-related intangibles (in years)	5
Maximum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	50.00%
Amortization Periods
Amortization period of internally developed software (in years)	5
Amortization period for customer technology and marketing-related intangibles (in years)	20
Factories and office buildings
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	30
Estimated useful lives of property, plant and equipment, maximum (in years)	40
Other facilities
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average (in years)	15
Machinery and equipment
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	3
Estimated useful lives of property, plant and equipment, maximum (in years)	15
Furniture and office equipment
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	3
Estimated useful lives of property, plant and equipment, maximum (in years)	8

Acquisitions, increases in controlling interests and divestments (Details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended				12 Months Ended											1 Months Ended
	Dec. 31, 2011 entity Y	Dec. 31, 2010 Y entity	Dec. 31, 2009 entity	Dec. 31, 2011 Intangible assets: Customer relationships	Dec. 31, 2011 Technology	Dec. 31, 2011 Trade name	Dec. 31, 2011 Order backlog	Dec. 31, 2011 Other intangible assets	Jan. 31, 2011 Baldor Electric Company	Dec. 31, 2011 Baldor Electric Company Y	Dec. 31, 2010 Baldor Electric Company	Jan. 27, 2011 Baldor Electric Company	Jan. 26, 2011 Baldor Electric Company	Dec. 31, 2011 Baldor Electric Company Intangible assets: Customer relationships Y	Dec. 31, 2011 Baldor Electric Company Technology Y	Dec. 31, 2011 Baldor Electric Company Trade name Y	Dec. 31, 2011 Baldor Electric Company Order backlog M	Dec. 31, 2011 Baldor Electric Company Other intangible assets Y	Dec. 31, 2011 Other	Dec. 31, 2011 Other Intangible assets: Customer relationships	Dec. 31, 2011 Other Technology	Dec. 31, 2011 Other Trade name	Dec. 31, 2011 Other Order backlog	Dec. 31, 2011 Other Other intangible assets	Jan. 31, 2012 Thomas & Betts Corporation Anticipated acquisition	Jan. 30, 2012 Thomas & Betts Corporation Anticipated acquisition
Acquisitions
Acquisitions (net of cash acquired)	$ 3,805,000,000	$ 1,275,000,000	$ 159,000,000							$ 3,055,000,000									$ 750,000,000
Aggregate excess of purchase price over fair value of net assets acquired	3,261,000,000	1,091,000,000	147,000,000
Number of acquired businesses	10	9	8
Fair value of replacement vested stock options issued	19,000,000
Percentage of outstanding shares acquired													83.25%
Amount paid per share in cash (in dollars per share)									$ 63.5
Anticipated purchase price per share of announced acquisition (in dollars per share)																									$ 72
Percentage of shares held after exercise of top-up												91.60%
Percentage of shares of remaining outstanding shares, then acquired												8.40%
Aggregate cash outflows related to acquisition									4,276,000,000
Cash outflows for purchase of shares												2,966,000,000
Cash settlement of acquired entity's options held at acquisition date									70,000,000
Cash outflows to repay debt assumed upon acquisition									1,240,000,000
Aggregate preliminary purchase consideration for business acquisitions
Intangible assets	1,853,000,000			1,216,000,000	415,000,000	153,000,000	51,000,000	18,000,000		1,406,000,000				996,000,000	259,000,000	121,000,000	15,000,000	15,000,000	447,000,000	220,000,000	156,000,000	32,000,000	36,000,000	3,000,000
Weighted-average useful life of acquired intangible assets (in years/months)	14	8								16				19	7	10	2	5
Allocated amount, fixed assets	422,000,000									382,000,000									40,000,000
Allocated amount, debt acquired	1,443,000,000									1,241,000,000									202,000,000
Allocated amount, deferred tax liabilities	(792,000,000)									(693,000,000)									(99,000,000)
Allocated amount, inventories	457,000,000									422,000,000									35,000,000
Allocated amount, Other assets and liabilities, net	47,000,000									51,000,000									(4,000,000)
Allocated amount, Goodwill	3,261,000,000									2,728,000,000									533,000,000
Total consideration (net of cash acquired)	3,805,000,000	1,275,000,000	159,000,000							3,055,000,000									750,000,000
Gross receivables										266,000,000
Receivables, net of allowance for estimated uncollectable receivables										263,000,000
Cash acquired										48,000,000
Total revenues										1,950,000,000
Net income (including acquisition related charges)										155,000,000
Unaudited pro forma financial information
Total revenues										38,100,000,000	33,310,000,000
Income from continuing operation, net of tax										3,391,000,000	2,726,000,000
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)										(7,000,000)	(91,000,000)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition										15,000,000	(15,000,000)
Impact on cost of sales from fair valuing acquired inventory										57,000,000	(57,000,000)
Interest expenses on Baldor's debt										11,000,000	106,000,000
Baldor stock-option plans adjustments										66,000,000
Impact on selling, general and administrative expenses from acquisition-related costs										64,000,000	(24,000,000)
Taxation adjustments										(65,000,000)	26,000,000
Other											(23,000,000)
Total pro forma adjustments										141,000,000	(78,000,000)
Anticipated cash outflows upon closing of an announced acquisition																										$ 3,900,000,000

Acquisitions, increases in controlling interests and divestments (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($) Y	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Business acquisitions in 2010 USD ($) Y	Dec. 31, 2010 ABB Limited, India USD ($)	Dec. 31, 2010 ABB Limited, India INR
Increase in controlling interests
Ownership interest in ABB Limited, India, before increase (as a percent)					52.00%
Ownership interest in ABB Limited, India, after increase (as a percent)					75.00%
Acquisition of noncontrolling interests	$ 13	$ 956	$ 48		$ 956
Offer price per share (in rupees per share)						900
Charge to "Capital stock and additional paid-in capital"					838
Divestments
Proceeds from divestments	8	83	16
Net gains (losses) recognized on divestments	1	12	(1)
Aggregate preliminary purchase consideration for business acquisitions
Weighted-average useful life of acquired intangible assets (in years/months)	14	8		8
Allocated amount, Intangible assets	1,853			356
Allocated amount, deferred tax liabilities	(792)			(147)
Allocated amount, Other assets and liabilities, net	47			(25)
Allocated amount, Goodwill	3,261			1,091
Aggregate preliminary purchase price of business acquisitions				$ 1,275

Cash and equivalents and marketable securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, Cash Equivalents and Short-term Investments
Cost basis	$ 5,745	$ 8,590
Cost basis	92	84
Gross unrealized gains	26	24
Gross unrealized losses	(4)	(4)
Fair value	5,767	8,610
Fair value	120	103
Cash and equivalents	4,819	5,897	7,119	6,399
Marketable securities and short-term investments	948	2,713
Net unrealized holding gains on available-for-sale securities	22	20	20
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	8	16	8
Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities			35
Securities held-to-maturity
Cash, Cash Equivalents and Short-term Investments
Cost basis	92	84
Gross unrealized gains	28	19
Fair value	120	103
Cash
Cash, Cash Equivalents and Short-term Investments
Cost basis	1,655	1,851
Fair value	1,655	1,851
Cash and equivalents	1,655	1,851
Time deposits
Cash, Cash Equivalents and Short-term Investments
Cost basis	2,986	4,044
Fair value	2,986	4,044
Cash and equivalents	2,984	3,665
Marketable securities and short-term investments	2	379
Debt securities - U.S. government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	753	147
Gross unrealized gains	8	5
Gross unrealized losses		(1)
Fair value	761	151
Marketable securities and short-term investments	761	151
Debt securities - Other government obligations | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	3	4
Gross unrealized losses		(1)
Fair value	3	3
Marketable securities and short-term investments	3	3
Debt securities - Corporate | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	298	708
Gross unrealized gains	8	8
Gross unrealized losses	(1)
Fair value	305	716
Cash and equivalents	180	381
Marketable securities and short-term investments	125	335
Equity securities | Available-for-sale securities:
Cash, Cash Equivalents and Short-term Investments
Cost basis	50	1,836
Gross unrealized gains	10	11
Gross unrealized losses	(3)	(2)
Fair value	57	1,845
Marketable securities and short-term investments	$ 57	$ 1,845

Cash and equivalents and marketable securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 180
Available-for-sale securities, One to five years, Cost basis	799
Available-for-sale securities, Six to ten years, Cost basis	75
Available-for-sale securities, Total Cost basis	1,054
Available-for-sale securities, Less than one year, Fair value	180
Available-for-sale securities, One to five years, Fair value	808
Available-for-sale securities, Six to ten years, Fair value	81
Available-for-sale securities, Total Fair value	1,069
Marketable securities pledged as collateral	$ 90	$ 68

Financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Company policy, required maximum level of hedging of commodity price risk exposure as percentage of electricity needs (as a percent)	90.00%
Financial Instruments:
Unrealized gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 12	$ 92	$ 20
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	8
Longest maturity of a derivative classified as a cash flow hedge		74 months
Gains (losses) recognized in OCI on derivatives (effective portion)	(27)	112	123
Gains (losses) reclassified from OCI into income (effective portion)	88	29	(143)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	3	6
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	61	19	(105)
Gains (losses) recognized in income on derivatives designated as fair value hedges	24	(12)	44
Gains (losses) recognized in income on hedged item	(24)	12	(44)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	68	511	113
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period (in months)	12
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period (in months)	18
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	38,414	20,977	22,002
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	5,068	3,050	2,193
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	18	36	24
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	13,325	9,525
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	125
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	1,981,646
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	326,960	363,340	367,748
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	113,397	121,979	154,632
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	16,503	16,971	14,446
Gains (losses) recognized in OCI on derivatives (effective portion)	11	107	84
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	113	36	(91)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	2	4
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(93)	436	389
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(9)	(4)	4
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(25)	(263)	(264)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	265	563	70
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	3,439	2,891	3,951
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(31)	(279)	(234)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	11	17	51
Interest rate contracts
Financial Instruments:
Notional amount of derivative	5,535	2,357	2,860
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	24	(12)	41
Gains (losses) recognized in income on hedged item	24	12	(41)
Gains (losses) recognized in income, derivatives not designated in hedge relationships			2
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(17)	9	31
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	2	8	(40)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	1	2
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(59)	38	96
Commodity contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(21)	(4)	8
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(18)	(11)	(16)
Gains recognized in income (ineffective portion and amount excluded from effectiveness testing)	0
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	(1)	1
Cross-currency swaps | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	0		3
Gains (losses) recognized in income on hedged item	0		(3)
Gains (losses) recognized in income, derivatives not designated in hedge relationships			2
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares	61,000,000	58,000,000	64,000,000
Total fair value of cash settled call options on ABB Ltd shares	$ 21	$ 45	$ 64

Financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current in "Other current assets"
Fair values of derivatives
Derivative assets	$ 254	$ 646
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	51	146
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	203	500
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	37	106
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	142	435
Current in "Other current assets" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	1	8
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	9	42
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets		14
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	13	18
Current in "Other current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	51	23
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	105	184
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	52	114
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	53	70
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	6	39
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	38	62
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	2
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	40	50
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	6	25
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	2
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	13	4
Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities	431	304
Current in "Provisions and other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	32	23
Current in "Provisions and other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	399	281
Current in "Provisions and other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	26	23
Current in "Provisions and other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	289	140
Current in "Provisions and other current liabilities" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6
Current in "Provisions and other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	33	7
Current in "Provisions and other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	77	134
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	61	77
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	10	12
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	51	65
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	10	12
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	28	14
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	1
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 19	$ 50

Fair values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 948	$ 2,713
Derivative assets-non-current in "Other non-current assets"	105	184
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	431	304
Derivative liabilities-non-current in "Other non-current liabilities"	61	77
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"	2	12
Total financial assets, fair value	771	169
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	4	7
Total financial liabilities, fair value	4	7
Level 1 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Available-for-sale securities in "Other non-current assets"	5
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	761	151
Level 1 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"		3
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	252	634
Derivative assets-non-current in "Other non-current assets"	105	184
Total financial assets, fair value	719	3,376
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	427	297
Derivative liabilities-non-current in "Other non-current liabilities"	61	77
Total financial liabilities, fair value	488	374
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	54	1,842
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	180	381
Available-for-sale securities in "Marketable securities and short-term investments"	125	335
Total fair value | Recurring
Assets.
Derivative assets-current in "Other current assets"	254	646
Derivative assets-non-current in "Other non-current assets"	105	184
Total financial assets, fair value	1,490	3,545
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	431	304
Derivative liabilities-non-current in "Other non-current liabilities"	61	77
Total financial liabilities, fair value	492	381
Total fair value | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	57	1,845
Available-for-sale securities in "Other non-current assets"	5
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	761	151
Total fair value | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Total fair value | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	180	381
Available-for-sale securities in "Marketable securities and short-term investments"	$ 125	$ 335

Fair values (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Non-recurring fair value measures
Amortized cost of available-for-sale securities	$ 92	$ 84
Fair value of available-for-sale securities	120	103
Carrying value | Non-recurring
Non-recurring fair value measures
Long-term loans granted and outstanding	52	56
Long-term debt	3,151	1,036
Total fair value | Non-recurring
Non-recurring fair value measures
Long-term loans granted and outstanding	54	58
Long-term debt	$ 3,218	$ 1,098

Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables, net
Trade receivables	$ 7,750	$ 7,155
Other receivables	764	776
Allowance	(227)	(215)
Total billed receivables, net	8,287	7,716
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,503	3,151
Advance payments consumed	(1,017)	(897)
Total unbilled receivables, net	2,486	2,254
Total receivables, net	10,773	9,970
Contractual retention amounts billed to customers	381	411
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	73.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date (as a percent)	23.00%
Allowance for doubtful accounts
Allowance for Doubtful Accounts Receivable
Balance at January 1	215	312	232
Additions	157	119	195
Deductions	(131)	(216)	(119)
Exchange rate differences	(14)		4
Balance at December 31	$ 227	$ 215	$ 312

Receivables, net (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	$ 360	$ 236
Collectively evaluated for impairment	411	462
Total recorded gross amount	771	698
Doubtful debt allowance:
From individual impairment evaluation	(46)	(27)
From collective impairment evaluation	(9)	(10)
Total doubtful debt allowance	(55)	(37)
Receivable, net of allowance
Recorded net amount	716	661
Aging analysis
0 - 30 days	77	50
30 - 60 days	7	7
60 - 90 days	6	6
> 90 days and not accruing interest	64	58
> 90 days and accruing interest	9	9
Not due at the end of the period	608	568
Total recorded gross amount	771	698
Trade receivables (excluding those with a contractual maturity of one year or less)
Doubtful debt allowance:
Total doubtful debt allowance	(50)	(37)
Trade receivables (excluding those with a contractual maturity of one year or less) | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	252	154
Collectively evaluated for impairment	282	391
Total recorded gross amount	534	545
Doubtful debt allowance:
From individual impairment evaluation	(41)	(27)
From collective impairment evaluation	(9)	(10)
Total doubtful debt allowance	(50)	(37)
Receivable, net of allowance
Recorded net amount	484	508
Aging analysis
0 - 30 days	73	49
30 - 60 days	6	7
60 - 90 days	5	6
> 90 days and not accruing interest	49	40
> 90 days and accruing interest	6	9
Not due at the end of the period	395	434
Total recorded gross amount	534	545
Other receivables | Financing receivables, current
Recorded gross amount:
Individually evaluated for impairment	108	82
Collectively evaluated for impairment	129	71
Total recorded gross amount	237	153
Doubtful debt allowance:
From individual impairment evaluation	(5)
Total doubtful debt allowance	(5)
Receivable, net of allowance
Recorded net amount	232	153
Aging analysis
0 - 30 days	4	1
30 - 60 days	1
60 - 90 days	1
> 90 days and not accruing interest	15	18
> 90 days and accruing interest	3
Not due at the end of the period	213	134
Total recorded gross amount	$ 237	$ 153

Receivables, net (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Financing receivables, current	Dec. 31, 2010 Financing receivables, current	Dec. 31, 2011 A Financing receivables, current	Dec. 31, 2010 A Financing receivables, current	Dec. 31, 2011 B Financing receivables, current	Dec. 31, 2010 B Financing receivables, current	Dec. 31, 2011 C Financing receivables, current	Dec. 31, 2010 C Financing receivables, current	Dec. 31, 2011 D Financing receivables, current	Dec. 31, 2010 D Financing receivables, current	Dec. 31, 2011 E Financing receivables, current	Dec. 31, 2010 E Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less)	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) A Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) A Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) B Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) B Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) C Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) C Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) D Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) D Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) E Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) E Financing receivables, current	Dec. 31, 2011 Other receivables Financing receivables, current	Dec. 31, 2010 Other receivables Financing receivables, current	Dec. 31, 2011 Other receivables A Financing receivables, current	Dec. 31, 2010 Other receivables A Financing receivables, current	Dec. 31, 2011 Other receivables B Financing receivables, current	Dec. 31, 2010 Other receivables B Financing receivables, current	Dec. 31, 2011 Other receivables C Financing receivables, current	Dec. 31, 2010 Other receivables C Financing receivables, current	Dec. 31, 2011 Other receivables D Financing receivables, current	Dec. 31, 2010 Other receivables D Financing receivables, current	Dec. 31, 2011 Other receivables E Financing receivables, current	Dec. 31, 2010 Other receivables E Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at beginning of period	$ 55	$ 37											$ 37	$ 50	$ 37											$ 5
Reversal of allowance													(13)
Additions to allowance													36
Amounts written off													(3)
Exchange rate differences													(7)
Balance at end of period	55	37											50	50	37											5
Total gross amount	$ 771	$ 698	$ 447	$ 344	$ 152	$ 204	$ 142	$ 99	$ 23	$ 39	$ 7	$ 12		$ 534	$ 545	$ 251	$ 219	$ 134	$ 199	$ 122	$ 87	$ 22	$ 37	$ 5	$ 3	$ 237	$ 153	$ 196	$ 125	$ 18	$ 5	$ 20	$ 12	$ 1	$ 2	$ 2	$ 9

Inventories, net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories, net
Raw materials	$ 2,345	$ 1,988
Work in process	1,796	1,744
Finished goods	1,628	1,226
Advances to suppliers	253	219
Inventories, net before advance payments consumed	6,022	5,177
Advance payments consumed	(285)	(299)
Total inventory, net	5,737	4,878
Cost of inventories relating to long-term contracts	$ 267	$ 290

Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 subsidiary	Dec. 31, 2010
Other non-current assets
Pledged financial assets	$ 286	$ 293
Shares and participations	143	58
Derivatives (including embedded derivatives)	105	184
Restricted cash	103	54
Loans granted	52	56
Other	115	122
Total financing receivables, net	$ 804	$ 767
Number of subsidiaries subject to capital reduction	2

Property, plant and equipment, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, net
Property, plant and equipment, gross	$ 11,043	$ 10,258
Accumulated depreciation	(6,121)	(5,902)
Total property, plant and equipment, net	4,922	4,356
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	155	181
Accumulated depreciation	(83)	(92)
Total capital lease assets, net	72	89
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	660	545	501
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,648	3,440
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	80	105
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	6,847	6,371
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	75	76
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 548	$ 447

Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010
Goodwill.
Goodwill, at cost, beginning balance		$ 3,044
Accumulated impairment charges, beginning balance				(18)
Goodwill at the opening balance	4,085			3,026
Goodwill acquired during the year	3,261	1,091	147
Exchange rate differences	(74)	(24)
Other	(3)	(8)
Goodwill at the closing balance	7,269	4,085		3,026
Goodwill, at cost, ending balance			3,044
Allocated amount, Goodwill	3,261
Baldor Electric Company
Goodwill.
Allocated amount, Goodwill	2,728
Power Products
Goodwill.
Goodwill, at cost, beginning balance		619
Goodwill at the opening balance	614			619
Goodwill acquired during the year	109	6
Exchange rate differences	(11)	(3)
Other		(8)
Goodwill at the closing balance	712	614		619
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		429
Goodwill at the opening balance	1,411			429
Goodwill acquired during the year	321	973
Exchange rate differences	(24)	8
Other	(3)	1
Goodwill at the closing balance	1,705	1,411		429
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		564
Goodwill at the opening balance	547			564
Goodwill acquired during the year	2,765
Exchange rate differences	(19)	(17)
Goodwill at the closing balance	3,293	547		564
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		379
Goodwill at the opening balance	399			379
Goodwill acquired during the year	16	37
Exchange rate differences	(8)	(17)
Goodwill at the closing balance	407	399		379
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		1,011
Goodwill at the opening balance	1,090			1,011
Goodwill acquired during the year	50	75
Exchange rate differences	(10)	5
Other		(1)
Goodwill at the closing balance	1,130	1,090		1,011
Corporate and Other
Goodwill.
Accumulated impairment charges, beginning balance				(18)
Goodwill at the opening balance	24			24
Exchange rate differences	(2)
Goodwill at the closing balance	22			24
Goodwill, at cost, ending balance			$ 42

Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Finite Lived Intangible Assets
Gross carrying amount	$ 3,379	$ 1,607
Accumulated amortization	(1,126)	(906)
Net carrying amount	2,253	701
Additions to intangible assets other than goodwill	1,917	418
Intangible assets other than goodwill related to business combinations
Amount acquired	1,853	356
Weighted-average useful life (in years)	14	8
Amortization expense
Amortization expense of intangible assets other than goodwill	335	157	154
Future amortization expense of intangible assets
2012	322
2013	286
2014	242
2015	195
2016	174
Thereafter	1,034
Total	2,253
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	640	613
Accumulated amortization	(483)	(441)
Net carrying amount	157	172
Additions to intangible assets other than goodwill	74	41
Intangible assets other than goodwill related to business combinations
Amount acquired	15
Weighted-average useful life (in years)	5
Amortization expense
Amortization expense of intangible assets other than goodwill	87	75	76
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	393	419
Accumulated amortization	(295)	(285)
Net carrying amount	98	134
Additions to intangible assets other than goodwill		128
Intangible assets other than goodwill related to business combinations
Amount acquired		128
Weighted-average useful life (in years)		5
Amortization expense
Amortization expense of intangible assets other than goodwill	48	32	25
Intangibles other than software:
Finite Lived Intangible Assets
Additions to intangible assets other than goodwill	1,843	249
Intangible assets other than goodwill related to business combinations
Amount acquired	1,838	228
Weighted-average useful life (in years)	14	9
Amortization expense
Amortization expense of intangible assets other than goodwill	200	50	53
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	1,499	315
Accumulated amortization	(163)	(73)
Net carrying amount	1,336	242
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	564	140
Accumulated amortization	(123)	(52)
Net carrying amount	441	88
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	213	68
Accumulated amortization	(32)	(15)
Net carrying amount	181	53
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	70	52
Accumulated amortization	(30)	(40)
Net carrying amount	$ 40	$ 12

Debt (Details)	Dec. 31, 2011 USD ($) Program	Dec. 31, 2010 USD ($) Program	Dec. 31, 2011 Floating rate USD ($)	Dec. 31, 2010 Floating rate USD ($)	Dec. 31, 2011 Fixed rate USD ($)	Dec. 31, 2010 Fixed rate USD ($)	Dec. 31, 2011 Current portion of long-term debt	Dec. 31, 2010 Current portion of long-term debt	Dec. 31, 2011 Bonds USD ($)	Dec. 31, 2010 Bonds USD ($)	Dec. 31, 2010 6.5% EUR Instruments, due 2011 USD ($)	Dec. 31, 2010 6.5% EUR Instruments, due 2011 EUR (€)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2010 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2010 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2011 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2011 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2011 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2011 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2011 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2011 2.25% CHF Bonds, due 2021 CHF	Jan. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Jan. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2011 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2010 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2011 Euro-commercial paper USD ($)	Dec. 31, 2010 Euro-commercial paper USD ($)	Dec. 31, 2011 Swedish krona commercial paper SEK	Dec. 31, 2010 Swedish krona commercial paper SEK	Dec. 31, 2011 Multicurrency credit facility USD ($)	Dec. 31, 2011 Multicurrency credit facility Minimum	Dec. 31, 2011 Multicurrency credit facility Maximum	Feb. 29, 2012 Bridge financing of planned acquisition of Thomas & Betts Corporation USD ($) day multiple
Debt
Total debt	$ 3,996,000,000	$ 2,182,000,000
Short-term debt	689,000,000	124,000,000
Current maturities of long-term debt	76,000,000	919,000,000
Short-term debt and current maturities of long-term debt	765,000,000	1,043,000,000
Short-term debt, weighted average interest rate, percent	3.40%	6.20%
Current maturities of long-term debt, weighted average nominal interest rate, percent	4.60%	6.40%
Number of commercial paper programs	3	3
Debt
Debt instrument, face amount												650,000,000		700,000,000		700,000,000	600,000,000		500,000,000	650,000,000		350,000,000		350,000,000
Initial Term of credit agreement (in days)																																		364
Number of extensions of maturity date																																		2
Extension period of maturity date (in days)																																		180 days
Maximum amount of additional borrowing																																		1,500,000,000
Commercial paper program, capacity																									1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	5,000,000,000	5,000,000,000
Commercial paper, amount outstanding																									435,000,000
Credit agreement, capacity																															2,000,000,000			4,000,000,000
Interest rate reference rate																															LIBOR, STIBOR or EURIBOR			LIBOR
Interest cost above variable interest rate on facility (as a percent)																																0.43%	0.63%	0.75%
Interest cost above LIBOR on drawings under the facility after six months from the date of acquisition of Thomas and Betts (as a percent)																																		1.00%
Increase in the reference rate every three months from nine months after the date of acquisition (as a percent)																																		0.25%
Represents the commitment fees payable, if on December 31, 2012 aggregate oustanding commitments exceed 1.5 billion USD as a percentage of those commitments																																		0.25%
Commitment fee as a proportion of the margin (as a percent)																															35.00%
Commitment fee as a proportion of the margin (as a percent)																																		35.00%
Commitment fee on credit facility (as a percent)																															0.17%
Utilization fee on credit facility (as a percent)																															0.15%
Utilization fee on credit facility beyond specified limit, percentage																															0.30%
Long-term debt:
Long-term debt	3,307,000,000	2,058,000,000	1,875,000,000	1,919,000,000	1,432,000,000	139,000,000			3,059,000,000	1,828,000,000	882,000,000		910,000,000		946,000,000		596,000,000	535,000,000		640,000,000	378,000,000
Current maturities of long-term debt	(76,000,000)	(919,000,000)
Long-term debt, total	3,231,000,000	1,139,000,000
Debt nominal interest rate (as a percent)			3.30%	5.70%	3.70%	5.60%	4.60%	6.40%			6.50%	6.50%	4.63%	4.63%	4.63%	4.63%	2.50%	1.25%	1.25%	4.00%	2.25%	2.25%	1.50%	1.50%
Proceeds from issuance of bonds																							370,000,000	346,000,000
Debt effective interest rate (as a percent)					3.70%	5.60%
Debt effective interest rate (as a percent)			1.60%	3.20%			4.60%	4.30%
Maturities of long-term debt
Due in 2012	76,000,000
Due in 2013	968,000,000
Due in 2014	14,000,000
Due in 2015	18,000,000
Due in 2016	1,149,000,000
Thereafter	1,082,000,000
Total	$ 3,307,000,000	$ 2,058,000,000	$ 1,875,000,000	$ 1,919,000,000	$ 1,432,000,000	$ 139,000,000			$ 3,059,000,000	$ 1,828,000,000	$ 882,000,000		$ 910,000,000		$ 946,000,000		$ 596,000,000	$ 535,000,000		$ 640,000,000	$ 378,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation																	100.00%			100.00%
Minimum threshold for early redemption by the entity																		85.00%	85.00%		85.00%	85.00%

Provisions and other current liabilities and other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Provisions and other current liabilities:
Contract-related provisions	$ 588	$ 655
Current derivative liabilities (see Note 5)	431	304
Taxes payable	377	430
Restructuring and other related provisions	242	344
Provisions for contractual penalties and compliance and litigation matters	225	251
Provision for insurance related reserves	208	187
Income tax related liabilities	153	72
Pension and other employee benefits (see Note 17)	76	68
Environmental provisions (see Note 15)	22	161
Other	297	254
Total	2,619	2,726
Other non-current liabilities:
Income tax related liabilities	647	798
Non-current deposit liabilities (see Note 9)	286	293
Environmental provisions (see Note 15)	70	85
Non-current derivative liabilities (see Note 5)	61	77
Deferred income	56	59
Other	376	406
Total	$ 1,496	$ 1,718

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases
Rent expense	$ 601	$ 510	$ 509
Sublease income received on leased assets	41	44	52
Future net minumum lease payments for operating leases
2012	477
2013	401
2014	340
2015	284
2016	244
Thereafter	340
Total operating leases, excluding sublease rentals	2,086
Sublease income	(96)
Total operating lease	1,990
Future net minimum lease payments for capital leases
2012	27
2013	24
2014	20
2015	15
2016	13
Thereafter	84
Total minimum lease payments	183
Less amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	181
Less amount representing interest	(85)
Present value of minimum lease payments	$ 96

Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Environmental contingencies USD ($)	Dec. 31, 2011 Contingencies related to former Nuclear Technology business USD ($) Site	Dec. 31, 2010 Contingencies related to former Nuclear Technology business USD ($)	Dec. 31, 2009 Contingencies related to former Nuclear Technology business USD ($)	Dec. 31, 2011 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2010 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2009 Contingencies related to other present and former facilities primarily in North America USD ($)	Dec. 31, 2010 Asbestos obligations USD ($)	Jan. 31, 2007 Gas Insulated Switchgear business EUR (€)	Dec. 31, 2009 Power Transformers business USD ($)	Dec. 31, 2009 Power Transformers business EUR (€)	Dec. 31, 2011 Contingencies for regulatory, compliance and legal matters USD ($)	Dec. 31, 2010 Contingencies for regulatory, compliance and legal matters USD ($)
Contingencies - Environmental
Liabilities for environmental remediation, number of sites					2
Income related to environmental and asbestos obligations				$ (29)
Cash expenditures related to environmental and asbestos obligations	149	26	29		145	20	11	4	6	18	51
Estimated 2012 expenditures for environmental obligations	16
Provision for environmental obligations, total	92	246			24	181		68	65
Provision for environmental obligations, current portion	22	161
Provision for environmental obligations, noncurrent portion	70	85
Settlements by the Company with DoJ and SEC regarding their investigations into suspect payments		58
Payment to discharge remaining obligations to CE Asbestos PI Trust											25
Contingencies - Regulatory, Compliance and Legal
Fines assessed by the European Commission for which the Company has received immunity												215
Amount of fines paid, as assessed by the European Commission													49	33.75
Accrued loss contingency related to regulatory compliance and legal contingencies															$ 208	$ 220

Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantees - general
Maximum potential payments	$ 427	$ 412
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,393	1,280
Warranties assumed through acquisitions	10
Claims paid in cash or in kind	(177)	(183)
Net increase to provision for changes in estimates, warranties issued and warranties expired	124	280
Exchange rate differences	(26)	16
Product warranties at end of period	1,324	1,393
Performance guarantees
Guarantees - general
Maximum potential payments	148	125
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	87	87
Performance guarantees | Upstream oil and gas business
Guarantees - general
Maximum potential payments	8	13
Performance guarantees | Upstream oil and gas business | Minimum
Guarantees - general
Original maturity of performance guarantees, (in years)	1
Performance guarantees | Upstream oil and gas business | Maximum
Guarantees - general
Original maturity of performance guarantees, (in years)	7
Performance guarantees | Building Systems business
Guarantees - general
Maximum potential payments	8	10
Performance guarantees | Building Systems business | Minimum
Guarantees - general
Original maturity of performance guarantees, (in years)	1
Performance guarantees | Building Systems business | Maximum
Guarantees - general
Original maturity of performance guarantees, (in years)	13
Performance guarantees | Projects executed as a member of consortium | Minimum
Guarantees - general
Original maturity of performance guarantees, (in years)	1
Performance guarantees | Projects executed as a member of consortium | Maximum
Guarantees - general
Maximum potential payments	45	15
Original maturity of performance guarantees, (in years)	4
Financial guarantees
Guarantees - general
Maximum potential payments	85	84
Guarantee obligations, companies with current or former equity interest held by ABB	19	16
Indemnification guarantees
Guarantees - general
Maximum potential payments	194	203
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Jorf Lasfar guarantees
Guarantees - general
Maximum potential payments	$ 141	$ 147

Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provisions for taxes
Current taxes on income	$ 1,278	$ 867	$ 1,057
Deferred taxes	(34)	151	(56)
Tax expense from continuing operations	1,244	1,018	1,001
Tax benefit from discontinued operations	(1)	(3)	(7)
Reconciliation of taxes:
Income from continuing operations before taxes	4,550	3,740	4,120
Weighted-average tax rate (as a percent)	24.90%	25.30%	23.90%
Taxes at weighted-average tax rate	1,134	945	983
Items taxed at rates other than the weighted-average tax rate	103	(21)	(13)
Changes in valuation allowance, net	(22)	60	(46)
Changes in tax laws and enacted tax rates	(17)	6	5
Other, net	46	28	72
Tax expense from continuing operations	1,244	1,018	1,001
Effective tax rate for the year (as a percent)	27.30%	27.20%	24.30%
Reconciliation of taxes, non deductible expenses	60	45	40
Reconciliation of taxes, expense (release of provisions) for suspect payments and alleged anti-competitive practices			74
Reconciliation of taxes, tax accruals			100
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	97	88
Deferred tax assets:
Unused tax losses and credits	963	1,102
Pension and other accrued liabilities	1,064	1,005
Inventories	276	241
Property, plant and equipment	192	90
Other	134	134
Total gross deferred tax asset	2,629	2,572
Valuation allowance	(375)	(450)
Total gross deferred tax asset, net of valuation allowance	2,254	2,122
Deferred tax liabilities:
Property, plant and equipment	(1,037)	(441)
Pension and other accrued liabilities	(164)	(191)
Inventories	(152)	(159)
Other current assets	(220)	(137)
Unremitted earnings	(213)	(171)
Other	(60)	(49)
Total gross deferred tax liability	(1,846)	(1,148)
Net deferred tax asset	408	974
Included in:
"Deferred taxes"-current assets	932	896
"Deferred taxes"-non-current assets	318	846
"Deferred taxes"-current liabilities	(305)	(357)
"Deferred taxes"-non-current liabilities	(537)	(411)
Net deferred tax asset	408	974
Increase in deferred tax liabilities arising upon business combinations	790
Foreign subsidiary retained earnings permanently reinvested	400	400
Unused tax losses and credits, valuation allowance	166	226
Net operating loss carry-forwards, available to certain subsidiaries	2,576
Tax credits, available to certain subsidiaries	144
Net operating loss carry-forwards expiring through 2031	1,740
Tax credits that expire in varying amounts through 2031	126
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	714	712	598
Net change due to acquisitions and divestments, Unrecognized tax benefits	9	5	(2)
Increase relating to prior year tax positions, Unrecognized tax benefits	52	56	133
Decrease relating to prior year tax positions, Unrecognized tax benefits	(31)	(32)	(9)
Increase relating to current year tax positions, Unrecognized tax benefits	128	114	93
Decrease related to current year tax positions, Unrecognized tax benefits	(2)	(15)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(78)	(40)	(41)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(135)	(72)	(69)
Exchange rate differences, Unrecognized tax benefits	(4)	(14)	9
Unrecognized tax benefits, balance at end of period	653	714	712
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	178	176	139
Net change due to acquisitions and divestments, penalties and interest	2
Increase relating to prior year tax positions, penalties and interest	61	38	62
Decrease relating to prior year tax positions, penalties and interest	(11)	(6)	(8)
Increase relating to current year tax positions, penalties and interest	2	5	6
Decrease related to current year tax positions, penalties and interest	0	(4)
Decrease due to settlements with tax authorities, penalties and interest	(27)	(9)	(3)
Decrease as a result of the applicable statute of limitations, penalties and interest	(35)	(21)	(22)
Exchange rate differences, penalties and interest	(1)	(1)	2
Ending balance of penalties and interest related to unrecognized tax benefits	169	178	176
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	892	888	737
Net change due to acquisitions and divestments	11	5	(2)
Increase relating to prior year tax positions	113	94	195
Decrease relating to prior year tax positions	(42)	(38)	(17)
Increase relating to current year tax positions	130	119	99
Decrease related to current year tax positions	(2)	(19)
Decrease due to settlements with tax authorities	(105)	(49)	(44)
Decrease as a result of the applicable statute of limitations	(170)	(93)	(91)
Exchange rate differences	(5)	(15)	11
Balance at end, which would, if recognized, affect the effective tax rate	$ 822	$ 892	$ 888

Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes
Changes in valuation allowance, net	$ (22)	$ 60	$ (46)
Increase relating to prior year tax positions, Unrecognized tax benefits	52	56	133
Increase relating to prior year tax positions, penalties and interest	61	38	62
Decrease due to settlements with tax authorities, penalties and interest	27	9	3
Expected resolution of uncertain tax positions, pending cases	153
Northern Europe
Taxes
Changes in valuation allowance, net	47
Increase relating to prior year tax positions, Unrecognized tax benefits			27
Increase relating to prior year tax positions, penalties and interest			27
Decrease due to settlements with tax authorities, penalties and interest	49
Central Europe
Taxes
Changes in valuation allowance, net		44	60
Increase relating to prior year tax positions, Unrecognized tax benefits			$ 34

Employee benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 2	$ 5	$ 2
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	9,337	8,914
Service cost	242	210	154
Interest cost	402	389	432
Contributions by plan participants	76	58
Benefit payments	(549)	(571)
Benefit obligations of businesses disposed and acquired	20
Actuarial (gain) loss	472	168
Plan amendments and other	5	16
Exchange rate differences	(188)	153
Benefit obligation at December 31	9,817	9,337	8,914
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	9,010	8,149
Actual return on plan assets	155	636
Contributions by employer	305	567
Contributions by plan participants	76	58
Benefit payments	(549)	(571)
Plan assets of businesses disposed and acquired	18
Plan amendments and other	(6)	(12)
Exchange rate differences	(142)	183
Fair value of plan assets at December 31	8,867	9,010	8,149
Funded status-underfunded	950	327
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(1,826)	(1,135)	(1,313)
Prior service cost	(34)	(43)	(40)
Amount recognized in OCI and NCI	(1,860)	(1,178)	(1,353)
Taxes associated with amount recognized in OCI and NCI	415	270	301
Total amount recognized in OCI and NCI, net of tax	(1,445)	(908)	(1,052)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	214	219
Service cost	2	2	2
Interest cost	12	12	13
Benefit payments	(16)	(13)
Benefit obligations of businesses disposed and acquired	39
Actuarial (gain) loss	9	(6)
Plan amendments and other		(1)
Exchange rate differences		1
Benefit obligation at December 31	260	214	219
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	16	13
Benefit payments	(16)	(13)
Funded status-underfunded	260	214
Amounts recognized in accumulated other comprehensive loss
Transition liability		(1)	(2)
Net actuarial loss	(71)	(65)	(77)
Prior service cost	42	51	61
Amount recognized in OCI and NCI	(29)	(15)	(18)
Total amount recognized in OCI and NCI, net of tax	$ (29)	$ (15)	$ (18)

Employee benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-current assets
Other employee-related benefits	$ (1)	$ (1)
Prepaid pension and other employee benefits	(139)	(173)
Current liabilities.
Other employee-related benefits, Current	33	26
Pension and other employee benefits, Current	76	68
Non-current liabilities
Other employee-related benefits, Noncurrent	182	160
Pension and other employee benefits, Noncurrent	1,487	831
PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	1,088	499
Funded status, difference of benefit obligation and plan assets
PBO	7,353	3,901
Assets	6,265	3,402
Funded status-underfunded	1,088	499
Assets.	6,265	3,402
Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(138)	(172)
Funded status, difference of benefit obligation and plan assets
PBO	2,464	5,436
Assets	2,602	5,608
Funded status-underfunded	(138)	(172)
Assets.	2,602	5,608
ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	4,839	1,725
ABO	5,747	2,080
Assets.	4,839	1,725
Difference	908	355
Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	4,028	7,285
ABO	3,765	6,944
Assets.	4,028	7,285
Difference	(263)	(341)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	(138)	(172)
Underfunded plans-Current	25	26
Underfunded plans-Noncurrent	1,063	473
Funded status-underfunded	950	327
Non-current assets
Overfunded plans	(138)	(172)
Current liabilities.
Underfunded plans-Current	25	26
Non-current liabilities
Underfunded plans-Noncurrent	1,063	473
Funded status, difference of benefit obligation and plan assets
PBO	9,817	9,337	8,914
Assets	8,867	9,010	8,149
Funded status-underfunded	950	327
ABO	9,512	9,024
Assets.	8,867	9,010	8,149
Difference	645	14
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	18	16
Underfunded plans-Noncurrent	242	198
Funded status-underfunded	260	214
Current liabilities.
Underfunded plans-Current	18	16
Non-current liabilities
Underfunded plans-Noncurrent	242	198
Funded status, difference of benefit obligation and plan assets
PBO	260	214	219
Funded status-underfunded	$ 260	$ 214

Employee benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
One-percentage-point change in assumed health care cost trend rates
1-percentage-point increase in total of service and interest cost	$ 1
1-percentage-point decrease in total of service and interest cost	(1)
1-percentage-point increase in postretirement benefit obligation	22
1-percentage-point decrease in postretirement benefit obligation	(19)
Defined pension benefits
Net periodic benefit cost:
Service cost	242	210	154
Interest cost	402	389	432
Expected return on plan assets	(507)	(422)	(384)
Amortization of prior service cost	44	26	13
Amortization of net actuarial loss	52	71	71
Curtailments, settlements and special termination benefits	3	8	2
Net periodic benefit cost	236	282	288
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	82
Estimated net prior service (cost) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	40
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.91%	4.29%
Rate of compensation increase (as a percent)	1.62%	2.05%
Pension increase assumption (as a percent)	0.97%	1.06%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	4.29%	4.66%	5.63%
Expected long-term rate of return on plan assets (as a percent)	5.45%	5.44%	5.47%
Rate of compensation increase (as a percent)	2.05%	2.13%	2.22%
Other postretirement benefits
Net periodic benefit cost:
Service cost	2	2	2
Interest cost	12	12	13
Amortization of transition liability	1	1	1
Amortization of prior service cost	(9)	(9)	(11)
Amortization of net actuarial loss	3	5	6
Curtailments, settlements and special termination benefits			(8)
Net periodic benefit cost	9	11	3
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	5
Estimated net prior service (cost) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ (9)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	4.07%	5.03%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	5.03%	5.54%	6.30%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	8.84%	7.93%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2017

Employee benefits (Details 4) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Target asset allocation of plans on a weighted-average basis
Cash and equivalents (as a percent)	5.00%
Global fixed income securities (as a percent)	54.00%
Emerging markets fixed income securities (as a percent)	4.00%
Global equity securities (as a percent)	20.00%
Emerging markets equity securities (as a percent)	3.00%
Insurance contracts (as a percent)	1.00%
Private equity (as a percent)	2.00%
Hedge funds (as a percent)	1.00%
Real estate (as a percent)	9.00%
Commodities (as a percent)	1.00%
Total (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	5.45%
Company's capital stock and debit instruments included in plan assets	14	17

Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 8,867	$ 9,010	$ 8,149
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,122	4,591
Level 1 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	56	39
Level 1 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,717	2,301
Level 1 | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	311	350
Level 1 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	(1,921)	1,790
Level 1 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		1
Level 1 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		2
Level 1 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	73	79
Level 1 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	44	29
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,714	3,431
Level 2 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	365	372
Level 2 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	77
Level 2 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,838	2,643
Level 2 | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	398	290
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	37	23
Level 2 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		26
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,031	988	897
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	177	156	149
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	113	136	127
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	741	696	621
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,867	9,010
Total fair value | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	421	411
Total fair value | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,793	2,378
Total fair value | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	311	350
Total fair value | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,759	4,433
Total fair value | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	398	290
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	37	23
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	177	183
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	113	138
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	814	775
Total fair value | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 44	$ 29

Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 9,010	$ 8,149
Return on plan assets:
Exchange rate differences	(142)	183
Fair value of plan assets at December 31	8,867	9,010
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	988	897
Return on plan assets:
Assets still held at December 31	5	34
Assets sold during the year	23	(9)
Purchases (sales)	(9)	(7)
Transfers into Level 3	31
Exchange rate differences	(7)	73
Fair value of plan assets at December 31	1,031	988
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	156	149
Return on plan assets:
Assets still held at December 31	(3)	21
Assets sold during the year	22	(5)
Purchases (sales)	(27)	(12)
Transfers into Level 3	29
Exchange rate differences		3
Fair value of plan assets at December 31	177	156
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	136	127
Return on plan assets:
Assets still held at December 31	(4)	4
Assets sold during the year	(6)	(4)
Purchases (sales)	(14)
Exchange rate differences	1	9
Fair value of plan assets at December 31	113	136
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	696	621
Return on plan assets:
Assets still held at December 31	12	9
Assets sold during the year	7
Purchases (sales)	32	5
Transfers into Level 3	2
Exchange rate differences	(8)	61
Fair value of plan assets at December 31	$ 741	$ 696

Employee benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contributions
Expense of defined contribution plans	$ 144	$ 97	$ 91
Contribution to multi-employer plans	5	30	18
Provision resulting from a withdrawal from a multi-employer plan	5
Increase in expenses due to acquisition of Baldor	32
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	305	567
Of which, discretionary contributions to defined benefit pension plans	36	331
Contributions by employer, noncash		213
Estimated contribution by employer, next fiscal year	297
Expected future cash flows in respect of pension and other postretirement benefit plans
2012	609
2013	614
2014	594
2015	586
2016	593
Years 2017-2021	2,892
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	16	13
Estimated contribution by employer, next fiscal year	18
Other postretirement benefits: Benefit payments
Expected future cash flows in respect of pension and other postretirement benefit plans
2012	19
2013	20
2014	20
2015	20
2016	20
Years 2017-2021	100
Other postretirement benefits: Medicare subsidies
Expected future cash flows in respect of pension and other postretirement benefit plans
2012	(1)
2013	(1)
2014	(1)
2015	(1)
2016	(1)
Years 2017-2021	$ (7)

Share-based payment arrangements (Details)	12 Months Ended
	Dec. 31, 2011 USD ($) Plan	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Warrants and options CHF Instrument Y	Dec. 31, 2010 Warrants and options CHF Y	Dec. 31, 2009 Warrants and options CHF Y	Dec. 31, 2011 Warrants and options USD ($) Instrument Y	Dec. 31, 2010 Warrants and options USD ($) Instrument	Dec. 31, 2009 Warrants and options USD ($)	Dec. 31, 2011 Warrants and options Exercise price of 15.30 CHF Y Instrument	Dec. 31, 2011 Warrants and options Exercise price of 26.00 CHF Y Instrument	Dec. 31, 2011 Warrants and options Exercise price of 36.40 CHF Instrument Y	Dec. 31, 2011 Warrants and options Exercise price of 19.00 CHF Instrument Y	Dec. 31, 2011 Warrants and options Exercise price of 22.50 CHF Y Instrument	Dec. 31, 2011 Warrants and options Exercise Price 25.50 CHF Instrument Y
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 67,000,000	$ 66,000,000	$ 66,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)	24,000,000
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period (in years)				3 years
Expiration period after date of grant (in years)				6
Time period of interest rate used as the basis for the risk-free rate (in years)				6
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				26.00%	30.00%	41.00%
Dividend yield (as a percent)				2.44%	2.35%	2.34%
Expected term (in years)				6	6	6
Risk-free interest rate (as a percent)				1.59%	1.20%	1.93%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period							165,608,354	128,114,150		4,085,000	26,475,740	27,806,410	23,045,500	38,283,500	45,912,204
Number of instruments Granted				46,316,078
Number of instruments Exercised				(7,282,500)
Number of instruments Forfeited				(1,539,374)
Number of instruments outstanding at end of period							165,608,354	128,114,150		4,085,000	26,475,740	27,806,410	23,045,500	38,283,500	45,912,204
Number of instruments Vested and expected to vest at end of period							154,455,269
Number of instruments Exercisable at end of period							65,225,668
Number of shares outstanding at beginning of period (in shares)							33,121,671	25,622,830		817,000	5,295,148	5,561,282	4,609,100	7,656,700	9,182,441
Share-equivalent of instruments granted (in shares)				9,263,216
Share-equivalent of instruments exercised (in shares)				(1,456,500)
Share-equivalent of instruments forfeited (in shares)				(307,875)
Number of shares outstanding at end of period (in shares)							33,121,671	25,622,830		817,000	5,295,148	5,561,282	4,609,100	7,656,700	9,182,441
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)							30,891,054
Share-equivalent of instruments exercisable at end of period (in shares)							13,045,134
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)				25
Weighted-average exercise price, Granted (in Swiss francs per share)				25.5
Weighted-average exercise price, Exercised (in Swiss francs per share)				15.3
Weighted-average exercise price, Forfeited (in Swiss francs per share)				25.33
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)				25.56	25
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)				25.74
Weighted-average exercise price, Exercisable (in Swiss francs per share)				29.23
Weighted-average remaining contractual term, Outstanding (in years)							3.6			0.1	1.4	2.4	3.4	4.4	5.4
Weighted-average remaining contractual term, Vested and expected to vest (in years)							3.5
Weighted-average remaining contractual term, Exercisable (in years)							2
Exercise price (in Swiss francs)										15.3	26	36.4	19	22.5	25.5
Aggregate intrinsic value, Outstanding				1,900,000
Aggregate intrinsic value, Vested and expected to vest				1,900,000
Aggregate intrinsic value, Exercisable				1,900,000
Number of shares of the entity receivable upon exercise of each warrant and option				5
Cash received upon exercise of options and warrants				26,000,000
Instruments sold to a third party							22,900,000	17,600,000	8,800,000
Share-equivalent of instruments sold to a third party (in shares)							4,600,000	3,500,000	1,800,000
Unrecognized compensation cost, non-vested warrants and option							46,000,000
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in years)				2
Weighted-average grant-date fair value of warrants and options (in Swiss francs per instrument)				0.83	0.81	1.15
Aggregate intrinsic value of instruments exercised (in Swiss Francs)				11,000,000	9,000,000	5,000,000

Share-based payment arrangements (Details 2) (WARs, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
WARs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	3 years
Compensation (income)/cost for cash-settled WARs	$ (8)	$ 8	$ 17
Income (expense) related to the cash-settled call options	24	10	1
Aggregate fair value of outstanding WARs	17	45
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	58,401,395
Granted (in number of WARs)	10,453,300
Exercised (in number of WARs)	(6,781,355)
Forfeited (in number of WARs)	(735,000)
Outstanding at end of period (in number instruments)	61,338,340	58,401,395
Exercisable (in number of WARs)	22,405,040
Aggregate fair value at date of grant of WARs	10	7	22
Share-based liabilities paid upon exercise of WARs	$ 7	$ 25	$ 20

Share-based payment arrangements (Details 3) (ESAP.) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CHF Y M	Dec. 31, 2010 CHF Y	Dec. 31, 2009 CHF Y	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP), (in months)	12
Number of ABB Ltd shares representing each ADS in the United States	1
Contractual term (in years)	1
Time period of interest rate used as the basis for the risk-free rate (in years)	1
Expected volatility (as a percent)	33.00%	27.00%	35.00%
Dividend yield (as a percent)	3.13%	2.49%	2.07%
Expected term (in years)	1	1	1
Risk-free interest rate (as a percent)	0.00%	0.26%	0.37%
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning				4,899,540	4,140,440
Number of shares Granted	4,904,690
Number of shares Forfeited	(205,600)
Number of shares Exercised	(20,366)
Number of shares not exercised (savings returned plus interest)	(3,919,624)
Number of shares outstanding at end				4,899,540	4,140,440
Number of shares vested and expected to vest				4,693,788
Weighted-average exercise price at beginning of period (in Swiss francs per share)	20.46
Weighted average exercise price, Granted (in Swiss francs per share)	15.98	20.46	19.36
Weighted average exercise price, Forfeited (in Swiss francs per share)	20.35
Weighted-average exercise price, Exercised (in Swiss francs per share)	20.46
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share)	20.46
Weighted-average exercise price at end of period (in Swiss francs per share)	15.98	20.46
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share)	15.98
Weighted-average remaining contractual term of ESAP (in years)				0.8
Weighted-average remaining contractual term of ESAP, Vested and expected to vest (in years)	0.8
Aggregate intrinsic value of ESAP	8.3
Aggregate intrinsic value of ESAP, Vested and expected to vest	8
Exercise prices per ADS (in USD per share)				$ 18.1	$ 20.55	$ 18.75
Unrecognized compensation cost at end of period				8
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in months)	10
Weighted-average grant-date fair value of options (in Swiss francs per share)	1.89	1.96	2.55
Total intrinsic value of options exercised		3.5	22

Share-based payment arrangements (Details 4) (LTIP) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) Component	Dec. 31, 2011 CHF	Dec. 31, 2010 USD ($) Component	Dec. 31, 2010 CHF	Dec. 31, 2009 USD ($) Component	Dec. 31, 2009 CHF	Dec. 31, 2011 Equity-Settled Awards USD ($) Y	Dec. 31, 2010 Equity-Settled Awards	Dec. 31, 2009 Equity-Settled Awards	Dec. 31, 2011 Equity-Settled Awards Minimum EquityBeta	Dec. 31, 2010 Equity-Settled Awards Minimum EquityBeta	Dec. 31, 2009 Equity-Settled Awards Minimum EquityBeta	Dec. 31, 2011 Equity-Settled Awards Maximum EquityBeta	Dec. 31, 2010 Equity-Settled Awards Maximum EquityBeta	Dec. 31, 2009 Equity-Settled Awards Maximum EquityBeta	Dec. 31, 2011 Cash-Settled Awards	Dec. 31, 2010 Cash-Settled Awards	Dec. 31, 2011 Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2010 Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2011 Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2010 Cash-Settled Awards Maximum EquityBeta
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2	2	2	2	2
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant (as a percent)	100.00%	100.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)	100.00%	100.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)							70.00%
Percentage of the value of shares that the participant contractually receives in cash (as a percent)																30.00%
Reference price of LTIP shares (in Swiss francs per share)		22.25		21.63		14.16
Reference price of LTIP shares, calculation method	The reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.	The reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	2,565,934	2,565,934					2,337,021									228,913
Granted (in number of shares)	788,800	788,800					487,814									300,986
Vested (in number of shares)	(169,260)	(169,260)					(169,260)
Expired (in number of shares)	(712,106)	(712,106)					(698,392)									(13,714)
Forfeited (in number of shares)	(122,519)	(122,519)					(103,362)									(19,157)
Outstanding at end of period (in number instruments)	2,350,849	2,350,849	2,565,934	2,565,934			1,853,821	2,337,021								497,028	228,913
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		16.17
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		17.91		13.79		9.83
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		28.34
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		25.51
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)		12.37
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		13.25		16.17
Percentage of the value of shares vested that can be received in cash or shares	100.00%	100.00%
Unrecognized compensation cost at end of period							$ 9
Weighted average period over which unrecognized share-based compensation costs are expected to be reported (in years)							1.8
Aggregate fair value of shares, at the dates of grant	16		7		13
Total grant-date fair value of shares that vested during the period	$ 5		$ 10		$ 2
Option implied volatilities, low end of the range (as a percent)							10.40%	19.50%	5.60%							16.60%	12.50%
Option implied volatilities, high end of the range (as a percent)							41.80%	53.50%	51.50%							49.80%	46.40%
Risk-free rates, low end of the range (as a percent)							2.10%	1.90%	2.20%							1.00%	1.80%
Risk-free rates, high end of the range (as a percent)							4.40%	4.30%	4.10%							3.70%	4.40%
Equity betas										0.83	0.83	0.81	1.3	1.31	1.29			0.86	0.84	1.26	1.3
Equity risk premiums (as a percent)										5.00%	6.00%	6.00%	7.00%	8.00%	8.00%			5.00%	6.00%	7.00%	8.00%

Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended											1 Months Ended	12 Months Ended
	Apr. 30, 2011 CHF	Feb. 28, 2011 CHF	Nov. 30, 2010 USD ($)	Nov. 30, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Apr. 30, 2010 CHF	May 31, 2009 CHF	Dec. 31, 2011 Minimum CHF	Dec. 31, 2011 Maximum CHF	Dec. 31, 2011 ABB Ltd, Zurich (unconsolidated) CHF	Feb. 29, 2012 Call option exercised in February 2012	Feb. 29, 2012 Call option exercised in February 2012 Minimum CHF	Feb. 29, 2012 Call option exercised in February 2012 Maximum CHF	Feb. 29, 2012 Stock-based option plans	Dec. 31, 2011 Stock-based option plans USD ($)	Dec. 31, 2010 Stock-based option plans USD ($)	Dec. 31, 2009 Stock-based option plans USD ($)	Dec. 31, 2011 Options under 2007 launch of the MIP CHF	Dec. 31, 2011 Options under 2008 launch of the MIP CHF	Dec. 31, 2011 Options under 2009 launch of the MIP CHF	Dec. 31, 2011 Options under 2010 launch of the MIP CHF	Dec. 31, 2011 Options under 2011 launch of the MIP CHF	Dec. 31, 2011 ESAP	Dec. 31, 2011 ESAP U.S. and Canada USD ($)	Dec. 31, 2011 ESAP Other countries CHF	Dec. 31, 2011 2011, 2010 and 2009 launches of the LTIP	Dec. 31, 2011 Other share-based payment arrangements
Stockholders' equity
Company's authorized shares					2,818,782,064	2,747,639,755
Company's registered and issued shares					2,314,743,264	2,308,782,064
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)								1.54	2.02
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)								1.03	1.54
Distribution to ABB Ltd's shareholders (in Swiss francs per share)								0.51	0.48
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share)	0.6
Distribution to ABB Ltd's shareholders (in the form of nominal value reduction)						$ 1,112	$ 1,024
Distribution to ABB Ltd's shareholders					1,569
Proposed distribution (in Swiss francs per share)		0.65
Details of Stockholder's equity
Shares purchased on the open market for share-based payment arrangements						12,100,000
Cost of shares purchased on the open market for share-based payment arrangements					(5)	228
Shares issued relating to call options (in shares)					6,000,000	2,100,000	1,000,000
Net increase in capital stock and additional paid-in capital due to call options exercised					105	78	90										105	16	7
Call options held by bank (in shares)					7,900,000
Call options exercised in February 2012													2,700,000
Call options held by the bank, strike price (in Swiss francs per share)										15.3	36.4
Call options held by bank, exercisable (in shares)													1,700,000
Call options held by the bank, exercisable, strike price (in Swiss francs per share)														19	36.4
Outstanding obligation of options granted (in shares)																				2,800,000	3,000,000	4,500,000	7,700,000	9,200,000	4,900,000			2,000,000	1,000,000
Shares issued from treasury stock (in shares)			3,200,000													2,700,000
Strike price of options granted (in Swiss francs per share)																				26	36.4	19	22.5	25.5		$ 18.1	15.98
Shares issued from contingent capital stock (in shares)				5,500,000
Increase in capital stock and additional paid-in capital due to ESAP issue			10	83
Reduction in treasury stock			52
Total statutory stockholders' equity												12,483
Share capital of ABB Ltd, Zurich												2,384
Reserves of ABB Ltd, Zurich												10,099
Restricted legal reserves for own shares of ABB Ltd, Zurich												512
Restricted ordinary legal reserves of ABB Ltd, Zurich												1,000

Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	39	26	41
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 3,159	$ 2,551	$ 2,884
Income from discontinued operations, net of tax	9	10	17
Net income attributable to ABB	3,168	2,561	2,901
Weighted-average number of shares outstanding (in shares)	2,288	2,287	2,284
Basic earnings (loss) per share attributable to ABB shareholders
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.12	$ 1.26
Income (loss) from discontinued operations, net of tax (in dollars per share)			$ 0.01
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17
Net income attributable to ABB	$ 3,168	$ 2,561	$ 2,901
Weighted-average number of shares outstanding (in shares)	2,288	2,287	2,284
Effect of dilutive securities:
Call options and shares	3	4	4
Diluted weighted-average number of shares outstanding (in shares)	2,291	2,291	2,288
Diluted earnings (loss) per share attributable to ABB shareholders
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.11	$ 1.26
Income from discontinued operations, net of tax (in dollars per share)		$ 0.01	$ 0.01
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27

Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Restructuring and related expenses
Period of substantially completed cost take-out program (in years)	2
Restructuring and Related Cost
Costs incurred	$ (164)	$ (213)	$ (516)
Cumulative costs incurred to date				836
Restructuring and related expense		213	516
Employee severance costs
Restructuring and Related Cost
Costs incurred	83
Cumulative costs incurred to date				536
Restructuring and related expense		95	342
Contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred	53
Cumulative costs incurred to date				230
Restructuring and related expense		98	129
Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred	28
Cumulative costs incurred to date				70
Restructuring and related expense		20	45
Total cost of sales
Restructuring and Related Cost
Cumulative costs incurred to date				475
Restructuring and related expense		110	293
Selling, general and administrative expenses:
Restructuring and Related Cost
Cumulative costs incurred to date				143
Restructuring and related expense		36	75
Other income (expense), net.
Restructuring and Related Cost
Cumulative costs incurred to date				218
Restructuring and related expense		67	148
Power Products
Restructuring and Related Cost
Costs incurred	(70)	(44)	(77)
Cumulative costs incurred to date		122
Power Systems
Restructuring and Related Cost
Costs incurred	(54)	(48)	(90)
Cumulative costs incurred to date		139
Discrete Automation and Motion
Restructuring and Related Cost
Costs incurred	(10)	(35)	(154)
Cumulative costs incurred to date		256
Low Voltage Products
Restructuring and Related Cost
Costs incurred	(20)	(36)	(67)
Cumulative costs incurred to date		114
Process Automation
Restructuring and Related Cost
Costs incurred	(8)	(44)	(114)
Cumulative costs incurred to date		183
Corporate and Other
Restructuring and Related Cost
Cumulative costs incurred to date		$ 22

Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating segment details
Third-party revenues	$ 37,990	$ 31,589	$ 31,795
Total revenues	37,990	31,589	31,795
Depreciation and amortization	995	702	655
Operational revenues	38,088	31,581	31,647
Operational EBITDA	6,014	4,824	4,796
Operational EBITDA margin (%)	15.80%	15.30%	15.20%
Earnings before interest and taxes	4,667	3,818	4,126
Unrealized gains and losses on derivatives	(188)	80	198
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(33)	28	24
Unrealized foreign exchange movements on receivables (and related assets)	123	(100)	(74)
Acquisition-related expenses and certain non-recurring items	(107)
Net release of certain provisions			431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(158)	(3)	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(32)	(9)	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	109	(79)	(31)
Restructuring and restructuring-related expenses	(164)	(213)	(516)
Capital expenditure	1,021	840	967
Total assets	39,648	36,295	34,728
Power Products
Operating segment details
Third-party revenues	9,028	8,486	9,370
Intersegment revenues	1,841	1,713	1,869
Total revenues	10,869	10,199	11,239
Depreciation and amortization	200	177	185
Operational revenues	10,901	10,202	11,229
Operational EBITDA	1,782	1,861	2,136
Operational EBITDA margin (%)	16.30%	18.20%	19.00%
Earnings before interest and taxes	1,476	1,636	1,959
Unrealized gains and losses on derivatives	(49)	20	31
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	6	(3)
Unrealized foreign exchange movements on receivables (and related assets)	34	(29)	(18)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	10	93
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	4	(4)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	(18)	(4)
Restructuring and restructuring-related expenses	(70)	(44)	(77)
Capital expenditure	192	200	272
Total assets	7,355	7,205	6,882
Power Systems
Operating segment details
Third-party revenues	7,833	6,590	6,356
Intersegment revenues	268	196	193
Total revenues	8,101	6,786	6,549
Depreciation and amortization	144	84	46
Operational revenues	8,128	6,783	6,508
Operational EBITDA	743	304	532
Operational EBITDA margin (%)	9.10%	4.50%	8.20%
Earnings before interest and taxes	548	114	394
Unrealized gains and losses on derivatives	(56)	30	36
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(19)	9	22
Unrealized foreign exchange movements on receivables (and related assets)	48	(36)	(17)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(16)	(8)	(11)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(19)	(15)	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	38	(35)	(13)
Restructuring and restructuring-related expenses	(54)	(48)	(90)
Capital expenditure	136	119	131
Total assets	7,469	6,039	4,602
Discrete Automation and Motion
Operating segment details
Third-party revenues	8,047	4,978	4,601
Intersegment revenues	759	639	804
Total revenues	8,806	5,617	5,405
Depreciation and amortization	251	78	74
Operational revenues	8,817	5,613	5,374
Operational EBITDA	1,664	1,026	773
Operational EBITDA margin (%)	18.90%	18.30%	14.40%
Earnings before interest and taxes	1,294	911	574
Unrealized gains and losses on derivatives	(29)	16	43
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	1	(1)
Unrealized foreign exchange movements on receivables (and related assets)	17	(11)	(12)
Acquisition-related expenses and certain non-recurring items	(90)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(29)	6	32
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)		(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	12	(8)	(2)
Restructuring and restructuring-related expenses	(10)	(35)	(154)
Capital expenditure	202	98	119
Total assets	9,195	3,696	3,348
Low Voltage Products
Operating segment details
Third-party revenues	4,953	4,263	3,799
Intersegment revenues	351	291	272
Total revenues	5,304	4,554	4,071
Depreciation and amortization	116	105	100
Operational revenues	5,315	4,554	4,059
Operational EBITDA	1,059	926	679
Operational EBITDA margin (%)	19.90%	20.30%	16.70%
Earnings before interest and taxes	904	788	518
Unrealized gains and losses on derivatives	(16)	3	9
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1	(1)
Unrealized foreign exchange movements on receivables (and related assets)	5	(4)	4
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(21)	4	1
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	2	(1)	5
Restructuring and restructuring-related expenses	(20)	(36)	(67)
Capital expenditure	149	100	150
Total assets	3,333	2,899	2,726
Process Automation
Operating segment details
Third-party revenues	8,078	7,209	7,606
Intersegment revenues	222	223	233
Total revenues	8,300	7,432	7,839
Depreciation and amortization	83	76	80
Operational revenues	8,318	7,427	7,785
Operational EBITDA	1,028	925	861
Operational EBITDA margin (%)	12.40%	12.50%	11.10%
Earnings before interest and taxes	963	759	626
Unrealized gains and losses on derivatives	(39)	11	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	2	12	6
Unrealized foreign exchange movements on receivables (and related assets)	19	(18)	(31)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	4	(33)	(29)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	2	3	5
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	20	(16)	(17)
Restructuring and restructuring-related expenses	(8)	(44)	(114)
Capital expenditure	72	76	99
Total assets	4,777	4,728	4,551
Corporate and Other
Operating segment details
Third-party revenues	51	63	63
Intersegment revenues	1,508	1,468	1,504
Total revenues	1,559	1,531	1,567
Depreciation and amortization	201	182	170
Operational revenues	1,558	1,532	1,567
Operational EBITDA	(194)	(230)	(180)
Capital expenditure	270	247	196
Total assets	7,519	11,728	12,619
Intersegment elimination
Operating segment details
Intersegment revenues	(4,949)	(4,530)	(4,875)
Total revenues	(4,949)	(4,530)	(4,875)
Operational revenues	(4,949)	(4,530)	(4,875)
Operational EBITDA	(68)	12	(5)
Corporate and Other and Intersegment eliminations
Operating segment details
Total revenues	(3,390)	(2,999)	(3,308)
Depreciation and amortization	201	182	170
Operational revenues	(3,391)	(2,998)	(3,308)
Operational EBITDA	(262)	(218)	(185)
Earnings before interest and taxes	(518)	(390)	55
Unrealized gains and losses on derivatives	1
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1
Unrealized foreign exchange movements on receivables (and related assets)		(2)
Acquisition-related expenses and certain non-recurring items	(17)
Net release of certain provisions			431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(38)	18	(7)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	1	(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	1	(1)
Restructuring and restructuring-related expenses	$ (2)	$ (6)	$ (14)

Operating segment and geographic data (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Geographic area details
Revenues	$ 37,990	$ 31,589	$ 31,795
Long-lived assets at December 31	4,922	4,356
Collective bargaining agreements, percent and expiration	At December 31, 2011, approximately 58 percent of the Company's employees are subject to collective bargaining agreements in various countries. Approximately one-third of these agreements will expire in 2012.
Outside Switzerland
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	98.00%	98.00%	98.00%
Germany
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	8.00%	7.00%	8.00%
United States
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	14.00%	10.00%	10.00%
China
Geographic area details
Percentage of revenues in certain countries to total revenues (as a percent)	13.00%	14.00%	13.00%
Sweden
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	13.00%	12.00%
Switzerland
Geographic area details
Percentage of long-lived assets in certain countries to total long-lived assets (as a percent)	19.00%	21.00%
Europe
Geographic area details
Revenues	14,657	12,378	13,093
Long-lived assets at December 31	3,067	2,995
The Americas
Geographic area details
Revenues	9,043	6,213	6,049
Long-lived assets at December 31	829	345
Asia
Geographic area details
Revenues	10,136	8,872	8,684
Long-lived assets at December 31	862	849
Middle East and Africa
Geographic area details
Revenues	4,154	4,126	3,969
Long-lived assets at December 31	$ 164	$ 167